UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23710

Milliman Variable Insurance Trust
(Exact name of Registrant as specified in charter)

71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Ehsan Sheikh
71 South Wacker Drive, 31st Floor
Chicago, IL 60606
(Name and address of agent for service)

(312) 726-0677
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a) Semi-Annual Report

Milliman Variable Insurance Trust

Structured Outcome Funds

Semi-Annual Report

June 30, 2023

The following series of Milliman Variable Insurance Trust are presented in this semi-annual report:

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

Each Fund sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The tables below do not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,107.10	0.97%	$5.07
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,075.60	0.97%	$4.99
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,127.30	0.97%	$5.12
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,095.60	0.97%	$5.04
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,091.40	0.97%	$5.03
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,110.30	0.97%	$5.08

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,116.90	0.97%	$5.09
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,087.70	0.97%	$5.02
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,106.50	0.97%	$5.07
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,098.00	0.97%	$5.05
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,094.40	0.97%	$5.04
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,109.20	0.97%	$5.07

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul	$1,000.00	$1,052.00	0.97%	$4.66	(b)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug	$1,000.00	$1,044.00	0.97%	$3.80	(c)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep	$1,000.00	$1,058.00	0.97%	$3.06	(d)
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct	$1,000.00	$1,067.80	0.97%	$4.97
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov	$1,000.00	$1,105.80	0.97%	$5.06
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec	$1,000.00	$1,101.40	0.97%	$5.05

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	$1,000.00	$1,126.00	0.97%	$5.11
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	$1,000.00	$1,127.30	0.97%	$5.12
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	$1,000.00	$1,168.70	0.97%	$5.22
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	$1,000.00	$1,121.30	0.97%	$5.10
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	$1,000.00	$1,079.10	0.97%	$5.00
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	$1,000.00	$1,093.10	0.97%	$5.03
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul	$1,000.00	$1,102.90	0.97%	$5.06
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug	$1,000.00	$1,072.10	0.97%	$4.98
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep	$1,000.00	$1,107.20	0.97%	$5.07
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct	$1,000.00	$1,125.40	0.97%	$5.11
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov	$1,000.00	$1,112.20	0.97%	$5.08
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec	$1,000.00	$1,115.80	0.97%	$5.09

Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	$1,000.00	$1,075.70	0.97%	$4.99
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	$1,000.00	$1,044.60	0.97%	$4.92
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	$1,000.00	$1,067.00	0.97%	$4.97
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	$1,000.00	$1,036.40	0.97%	$4.90
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	$1,000.00	$1,086.20	0.97%	$5.02
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	$1,000.00	$1,090.20	0.97%	$5.03
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul	$1,000.00	$1,085.30	0.97%	$5.02
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug	$1,000.00	$1,064.10	0.97%	$4.96
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep	$1,000.00	$1,092.60	0.97%	$5.03
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct	$1,000.00	$1,096.30	0.97%	$5.04
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov	$1,000.00	$1,093.00	0.97%	$5.03
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec	$1,000.00	$1,090.70	0.97%	$5.03

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,113.90	0.97%	$5.08
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,135.30	0.97%	$5.14
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	$1,000.00	$1,115.50	0.97%	$5.09
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,097.60	0.97%	$5.04
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	$1,000.00	$1,144.70	0.97%	$5.16
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,152.30	0.97%	$5.18
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	$1,000.00	$1,137.90	0.98%	$5.19
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	$1,000.00	$1,167.80	0.97%	$5.21
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	$1,000.00	$1,177.80	0.97%	$5.24
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	$1,000.00	$1,113.50	0.97%	$5.08
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	$1,000.00	$1,144.00	0.97%	$5.16
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	$1,000.00	$1,146.10	0.97%	$5.16

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,127.30	0.92%	$4.85

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period(a)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,138.10	0.93%	$4.93
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$1,142.10	0.94%	$4.99
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,132.50	0.94%	$4.97
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	$1,000.00	$1,066.00	0.93%	$4.50	(b)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)	$1,000.00	$1,062.00	0.93%	$2.13	(e)

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Unless otherwise noted, actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365) to reflect the period from January 1, 2023 to June 30, 2023.
(b)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (171) divided by the number of days in the fiscal year (365) to reflect the period from January 10, 2023 (commencement of operations) to June 30, 2023.
(c)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (140) divided by the number of days in the fiscal year (365) to reflect the period from February 10, 2023 (commencement of operations) to June 30, 2023.
(d)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (112) divided by the number of days in the fiscal year (365) to reflect the period from March 10, 2023 (commencement of operations) to June 30, 2023.
(e)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (81) divided by the number of days in the fiscal year (365) to reflect the period from April 10, 2023 (commencement of operations) to June 30, 2023.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,019.98	0.97%	$4.86

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Strategy#
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Strategy#
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 1-Year Buffered S&P 500 with Spread Outcome Strategy#
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 1-Year Floored S&P 500 with Par Up Outcome Strategy#
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug	$1,000.00	$1,019.98	0.97%	$4.86

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period(a)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Strategy#
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	$1,000.00	$1,019.93	0.98%	$4.91
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	$1,000.00	$1,019.98	0.97%	$4.86

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Strategy#
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)	$1,000.00	$1,020.23	0.92%	$4.61
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)	$1,000.00	$1,020.18	0.93%	$4.66
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)	$1,000.00	$1,020.13	0.94%	$4.71
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)	$1,000.00	$1,020.13	0.94%	$4.71
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	$1,000.00	$1,020.18	0.93%	$4.66
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)	$1,000.00	$1,020.18	0.93%	$4.66

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.53%
iShares 0-3 Month Treasury Bond ETF (a)	624	$62,793
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	426	46,068
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,863	91,931
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,165	92,070
Vanguard Short-Term Treasury ETF (a)	359	20,725
TOTAL EXCHANGE TRADED FUNDS (Cost $314,658)		313,587

	Principal Amount
U.S. TREASURY NOTE - 22.91%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$242,000	235,379
TOTAL U.S. TREASURY NOTE (Cost $236,187)		235,379

	Contracts	Notional Amount
PURCHASED OPTIONS - 112.07% (b)(c)
CALL OPTIONS - 112.07%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $391.94	16	$712,064	85,404
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.59	24	1,068,096	1,065,877
			1,151,281
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $157.36	24	1,068,096	3
TOTAL PURCHASED OPTIONS (Cost $976,367)			1,151,284

Total Investments (Cost $1,527,212) - 165.51%			1,700,250
Liabilities in Excess of Other Assets - (65.51)%			(673,020)
TOTAL NET ASSETS - 100.00%			$1,027,230

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $548,966.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	7/10/2023	$157.36	24	$(1,068,096)	$(690,181)
Put Options
S&P 500® Mini Index	7/10/2023	352.75	24	(1,068,096)	(49)
TOTAL OPTIONS WRITTEN (Premiums Received $586,717)					$(690,230)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$313,587	$—	$—	$313,587
U.S. Treasury Note	—	235,379	—	235,379
Purchased Options	—	1,151,284	—	1,151,284
Total Assets	$313,587	$1,386,663	$—	$1,700,250

Liabilities
Options Written	$—	$690,230	$—	$690,230
Total Liabilities	$—	$690,230	$—	$690,230

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,151,284	$—	$1,151,284
Liabilities - Written options	Options written, at value	$690,230	$—	$690,230

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(24,539)	$(15,726)	$(40,265)
Written options	Written Options	18,720	(23,979)	(5,259)
		$(5,819)	$(39,705)	$(45,524)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$224,728	$(29,915)	$194,813
Written options	Written Options	(143,004)	86,535	(56,469)
		$81,724	$56,620	$138,344

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	30.53%
U.S. Treasury Note	22.91
Purchased Options	112.07
Total Investments	165.51
Written Options	(67.19)
Assets in Excess of Other Liabilities	1.68
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.64%
iShares 0-3 Month Treasury Bond ETF (a)	956	$96,202
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	655	70,832
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	4,383	140,738
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,786	141,148
Vanguard Short-Term Treasury ETF (a)	552	31,867
TOTAL EXCHANGE TRADED FUNDS (Cost $482,290)		480,787

	Principal Amount
U.S. TREASURY NOTE - 23.64%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$371,100	359,224
TOTAL U.S. TREASURY NOTE (Cost $360,276)		359,224

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.34% (b)(c)
CALL OPTIONS - 108.34%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $409.05	24	$1,068,096	92,915
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.61	35	1,557,640	1,553,548
			1,646,463
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $164.23	35	1,557,640	28
TOTAL PURCHASED OPTIONS (Cost $1,486,253)			1,646,491

Total Investments (Cost $2,328,819) - 163.62%			2,486,502
Liabilities in Excess of Other Assets - (63.62)%			(966,771)
TOTAL NET ASSETS - 100.00%			$1,519,731

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $840,011.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	8/10/2023	$164.23	35	$(1,557,640)	$(984,347)
Put Options
S&P 500® Mini Index	8/10/2023	368.14	35	(1,557,640)	(849)
TOTAL OPTIONS WRITTEN (Premiums Received $892,763)					$(985,196)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$480,787	$—	$—	$480,787
U.S. Treasury Note	—	359,224	—	359,224
Purchased Options	—	1,646,491	—	1,646,491
Total Assets	$480,787	$2,005,715	$—	$2,486,502

Liabilities
Options Written	$—	$985,196	$—	$985,196
Total Liabilities	$—	$985,196	$—	$985,196

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,646,491	$—	$1,646,491
Liabilities - Written options	Options written, at value	$985,196	$—	$985,196

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(114,890)	$41,714	$(73,176)
Written options	Written Options	88,959	(149,235)	(60,276)
		$(25,931)	$(107,521)	$(133,452)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$368,551	$(134,429)	$234,122
Written options	Written Options	(243,352)	241,124	(2,228)
		$125,199	$106,695	$231,894

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.64%
U.S. Treasury Note	23.64
Purchased Options	108.34
Total Investments	163.62
Written Options	(64.83)
Assets in Excess of Other Liabilities	1.21
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.38%
iShares 0-3 Month Treasury Bond ETF (a)	661	$66,517
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	459	49,636
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,062	98,321
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,252	98,945
Vanguard Short-Term Treasury ETF (a)	383	22,111
TOTAL EXCHANGE TRADED FUNDS (Cost $333,732)		335,530

	Principal Amount
U.S. TREASURY NOTE - 22.46%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$257,100	248,020
TOTAL U.S. TREASURY NOTE (Cost $248,603)		248,020

	Contracts	Notional Amount
PURCHASED OPTIONS - 110.63% (b)(c)
CALL OPTIONS - 110.63%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $386.17	18	$801,072	113,409
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.58	25	1,112,600	1,108,318
			1,221,727
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $155.05	25	1,112,600	38
TOTAL PURCHASED OPTIONS (Cost $1,005,294)			1,221,765

Total Investments (Cost $1,587,629) - 163.47%			1,805,315
Liabilities in Excess of Other Assets - (63.47)%			(700,981)
TOTAL NET ASSETS - 100.00%			$1,104,334

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $583,550.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	9/11/2023	$155.05	25	$(1,112,600)	$(726,358)
Put Options
S&P 500® Mini Index	9/11/2023	347.56	25	(1,112,600)	(1,146)
TOTAL OPTIONS WRITTEN (Premiums Received $604,713)					$(727,504)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$335,530	$—	$—	$335,530
U.S. Treasury Note	—	248,020	—	248,020
Purchased Options	—	1,221,765	—	1,221,765
Total Assets	$335,530	$1,469,785	$—	$1,805,315

Liabilities
Options Written	$—	$727,504	$—	$727,504
Total Liabilities	$—	$727,504	$—	$727,504

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,221,765	$—	$1,221,765
Liabilities - Written options	Options written, at value	$727,504	$—	$727,504

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(103,063)	$(55,193)	$(158,256)
Written options	Written Options	86,113	33,657	119,770
		$(16,950)	$(21,536)	$(38,486)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$318,297	$(8,940)	$309,357
Written options	Written Options	(191,882)	36,619	(155,263)
		$126,415	$27,679	$154,094

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.38%
U.S. Treasury Note	22.46
Purchased Options	110.63
Total Investments	163.47
Written Options	(65.87)
Assets in Excess of Other Liabilities	2.40
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.76%
iShares 0-3 Month Treasury Bond ETF (a)	773	$77,787
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	522	56,449
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,528	113,284
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,429	112,934
Vanguard Short-Term Treasury ETF (a)	443	25,574
TOTAL EXCHANGE TRADED FUNDS (Cost $380,073)		386,028

	Principal Amount
U.S. TREASURY NOTE - 23.63%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$298,800	287,209
TOTAL U.S. TREASURY NOTE (Cost $289,106)		287,209

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.27% (b)(c)
CALL OPTIONS - 108.26%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $410.91	18	$801,072	76,170
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.62	28	1,246,112	1,239,918
			1,316,088
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $164.98	28	1,246,112	107
TOTAL PURCHASED OPTIONS (Cost $1,196,002)			1,316,195

Total Investments (Cost $1,865,181) - 163.66%			1,989,432
Liabilities in Excess of Other Assets - (63.66)%			(773,806)
TOTAL NET ASSETS - 100.00%			$1,215,626

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $673,237.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	10/10/2023	$164.98	28	$(1,246,112)	$(786,799)
Put Options
S&P 500® Mini Index	10/10/2023	369.82	28	(1,246,112)	(3,750)
TOTAL OPTIONS WRITTEN (Premiums Received $719,642)					$(790,549)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$386,028	$—	$—	$386,028
U.S. Treasury Note	—	287,209	—	287,209
Purchased Options	—	1,316,195	—	1,316,195
Total Assets	$386,028	$1,603,404	$—	$1,989,432

Liabilities
Options Written	$—	$790,549	$—	$790,549
Total Liabilities	$—	$790,549	$—	$790,549

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,316,195	$—	$1,316,195
Liabilities - Written options	Options written, at value	$790,549	$—	$790,549

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$214,343	$—	$214,343
Written options	Written Options	(115,318)	—	(115,318)
		$99,025	$—	$99,025

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$20,643	$—	$20,643
Written options	Written Options	(24,356)	—	(24,356)
		$(3,713)	$—	$(3,713)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.76%
U.S. Treasury Note	23.63
Purchased Options	108.27
Total Investments	163.66
Written Options	(65.04)
Assets in Excess of Other Liabilities	1.38
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.58%
iShares 0-3 Month Treasury Bond ETF (a)	1,067	$107,373
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	731	79,050
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	4,883	156,793
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,984	156,796
Vanguard Short-Term Treasury ETF (a)	613	35,388
TOTAL EXCHANGE TRADED FUNDS (Cost $529,698)		535,400

	Principal Amount
U.S. TREASURY NOTE - 23.39%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$414,600	396,510
TOTAL U.S. TREASURY NOTE (Cost $399,203)		396,510

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.85% (b)(c)
CALL OPTIONS - 108.83%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $413.76	28	$1,246,112	119,258
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.62	39	1,735,656	1,725,528
			1,844,786
PUT OPTIONS - 0.02%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $166.12	39	1,735,656	292
TOTAL PURCHASED OPTIONS (Cost $1,674,137)			1,845,078

Total Investments (Cost $2,603,038) - 163.82%			2,776,988
Liabilities in Excess of Other Assets - (63.82)%			(1,081,827)
TOTAL NET ASSETS - 100.00%			$1,695,161

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $931,910.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	11/10/2023	$166.12	39	$(1,735,656)	$(1,093,173)
Put Options
S&P 500® Mini Index	11/10/2023	372.38	39	(1,735,656)	(8,322)
TOTAL OPTIONS WRITTEN (Premiums Received $1,004,621)					$(1,101,495)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$535,400	$—	$—	$535,400
U.S. Treasury Note	—	396,510	—	396,510
Purchased Options	—	1,845,078	—	1,845,078
Total Assets	$535,400	$2,241,588	$—	$2,776,988

Liabilities
Options Written	$—	$1,101,495	$—	$1,101,495
Total Liabilities	$—	$1,101,495	$—	$1,101,495

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,845,078	$—	$1,845,078
Liabilities - Written options	Options written, at value	$1,101,495	$—	$1,101,495

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$60,040	$—	$60,040
Written options	Written Options	(32,141)	—	(32,141)
		$27,899	$—	$27,899

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$239,602	$—	$239,602
Written options	Written Options	(140,510)	—	(140,510)
		$99,092	$—	$99,092

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.58%
U.S. Treasury Note	23.39
Purchased Options	108.85
Total Investments	163.82
Written Options	(64.98)
Assets in Excess of Other Liabilities	1.16
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 33.06%
iShares 0-3 Month Treasury Bond ETF (a)	779	$78,391
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	542	58,612
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,611	115,949
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,473	116,411
Vanguard Short-Term Treasury ETF (a)	451	26,036
TOTAL EXCHANGE TRADED FUNDS (Cost $395,359)		395,399

	Principal
	Amount
U.S. TREASURY NOTE - 24.14%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$303,200	288,717
TOTAL U.S. TREASURY NOTE (Cost $289,347)		288,717

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 105.31% (b)(c)
CALL OPTIONS - 105.27%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $433.91	23	$1,023,592	66,242
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.65	27	1,201,608	1,192,777
			1,259,019
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $174.21	27	1,201,608	424
TOTAL PURCHASED OPTIONS (Cost $1,198,205)			1,259,443

Total Investments (Cost $1,882,911) - 162.51%			1,943,559
Liabilities in Excess of Other Assets - (62.51)%			(747,601)
TOTAL NET ASSETS - 100.00%			$1,195,958

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $684,116.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	12/11/2023	$174.21	27	$(1,201,608)	$(736,071)
Put Options
S&P 500® Mini Index	12/11/2023	390.52	27	(1,201,608)	(10,801)
TOTAL OPTIONS WRITTEN (Premiums Received $712,436)					$(746,872)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$395,399	$—	$—	$395,399
U.S. Treasury Note	—	288,717	—	288,717
Purchased Options	—	1,259,443	—	1,259,443
Total Assets	$395,399	$1,548,160	$—	$1,943,559

Liabilities
Options Written	$—	$746,872	$—	$746,872
Total Liabilities	$—	$746,872	$—	$746,872

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,259,443	$—	$1,259,443
Liabilities - Written options	Options written, at value	$746,872	$—	$746,872

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$140,900	$—	$140,900
Written options	Written Options	(76,089)	—	(76,089)
		$64,811	$—	$64,811

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$103,064	$—	$103,064
Written options	Written Options	(59,637)	—	(59,637)
		$43,427	$—	$43,427

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	33.06%
U.S. Treasury Note	24.14
Purchased Options	105.31
Total Investments	162.51
Written Options	(62.45)
Liabilities in Excess of Other Assets	(0.06)
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.24%
iShares 0-3 Month Treasury Bond ETF (a)	518	$52,127
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	353	38,173
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,376	76,293
Vanguard Intermediate-Term Corporate Bond ETF (a)	967	76,422
Vanguard Short-Term Treasury ETF (a)	298	17,204
TOTAL EXCHANGE TRADED FUNDS (Cost $261,539)		260,219

	Principal
	Amount
U.S. TREASURY NOTE - 22.71%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$200,900	195,404
TOTAL U.S. TREASURY NOTE (Cost $196,074)		195,404

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 111.91% (b)(c)
CALL OPTIONS - 111.91%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $391.96	14	$623,056	74,701
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.61	20	890,080	888,190
			962,891
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $157.38	20	890,080	2
TOTAL PURCHASED OPTIONS (Cost $815,604)			962,893

Total Investments (Cost $1,273,217) - 164.86%			1,418,516
Liabilities in Excess of Other Assets - (64.86)%			(558,126)
TOTAL NET ASSETS - 100.00%			$860,390

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $455,623.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	7/10/2023	$157.38	20	$(890,080)	$(575,111)
Put Options
S&P 500® Mini Index	7/10/2023	391.96	10	(445,040)	(41)
TOTAL OPTIONS WRITTEN (Premiums Received $490,928)					$(575,152)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$260,219	$—	$—	$260,219
U.S. Treasury Note	—	195,404	—	195,404
Purchased Options	—	962,893	—	962,893
Total Assets	$260,219	$1,158,297	$—	$1,418,516

Liabilities
Options Written	$—	$575,152	$—	$575,152
Total Liabilities	$—	$575,152	$—	$575,152

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$962,893	$—	$962,893
Liabilities - Written options	Options written, at value	$575,152	$—	$575,152

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(20,676)	$(14,456)	$(35,132)
Written options	Written Options	16,341	(16,725)	(384)
		$(4,335)	$(31,181)	$(35,516)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$189,113	$(22,906)	$166,207
Written options	Written Options	(112,604)	68,010	(44,594)
		$76,509	$45,104	$121,613

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.24%
U.S. Treasury Note	22.71
Purchased Options	111.91
Total Investments	164.86
Written Options	(66.84)
Assets in Excess of Other Liabilities	1.98
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.70%
iShares 0-3 Month Treasury Bond ETF (a)	801	$80,604
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	549	59,369
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,673	117,940
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,497	118,309
Vanguard Short-Term Treasury ETF (a)	462	26,671
TOTAL EXCHANGE TRADED FUNDS (Cost $403,620)		402,893

	Principal
	Amount
U.S. TREASURY NOTE - 23.68%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$311,000	301,047
TOTAL U.S. TREASURY NOTE (Cost $301,928)		301,047

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 103.87% (b)(c)
CALL OPTIONS - 103.87%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $409.07	20	$890,080	77,390
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.63	28	1,246,112	1,242,783
			1,320,173
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $164.25	28	1,246,112	23
TOTAL PURCHASED OPTIONS (Cost $1,190,985)			1,320,196

Total Investments (Cost $1,896,533) - 159.25%			2,024,136
Liabilities in Excess of Other Assets - (59.25)%			(753,089)
TOTAL NET ASSETS - 100.00%			$1,271,047

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $703,940.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	8/10/2023	$164.25	28	$(1,246,112)	$(787,421)
Put Options
S&P 500® Mini Index	8/10/2023	409.07	14	(623,056)	(1,163)
TOTAL OPTIONS WRITTEN (Premiums Received $716,222)					$(788,584)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$402,893	$—	$—	$402,893
U.S. Treasury Note	—	301,047	—	301,047
Purchased Options	—	1,320,196	—	1,320,196
Total Assets	$402,893	$1,621,243	$—	$2,024,136

Liabilities			—
Options Written	$—	$788,584	$—	$788,584
Total Liabilities	$—	$788,584	$—	$788,584

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,320,196	$—	$1,320,196
Liabilities - Written options	Options written, at value	$788,584	$—	$788,584

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(97,074)	$35,406	$(61,668)
Written options	Written Options	56,364	(126,803)	(70,439)
		$(40,710)	$(91,397)	$(132,107)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$304,995	$(114,061)	$190,934
Written options	Written Options	(168,676)	204,697	36,021
		$136,319	$90,636	$226,955

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.70%
U.S. Treasury Note	23.68
Purchased Options	103.87
Total Investments	159.25
Written Options	(62.04)
Assets in Excess of Other Liabilities	2.79
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.65%
iShares 0-3 Month Treasury Bond ETF (a)	559	$56,252
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	388	41,958
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,588	83,101
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,058	83,614
Vanguard Short-Term Treasury ETF (a)	323	18,647
TOTAL EXCHANGE TRADED FUNDS (Cost $282,150)		283,572

	Principal
	Amount
U.S. TREASURY NOTE - 22.66%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$217,300	209,625
TOTAL U.S. TREASURY NOTE (Cost $210,119)		209,625

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 106.04% (b)(c)
CALL OPTIONS - 106.04%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $386.19	15	$667,560	94,479
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.60	20	890,080	886,615
			981,094
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $155.07	20	890,080	30
TOTAL PURCHASED OPTIONS (Cost $805,791)			981,124

Total Investments (Cost $1,298,060) - 159.35%			1,474,321
Liabilities in Excess of Other Assets - (59.35)%			(549,115)
TOTAL NET ASSETS - 100.00%			$925,206

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $493,197.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	9/11/2023	$155.07	20	$(890,080)	$(581,047)
Put Options
S&P 500® Mini Index	9/11/2023	386.19	10	(445,040)	(1,098)
TOTAL OPTIONS WRITTEN (Premiums Received $484,568)					$(582,145)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Mar/Sep

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$283,572	$—	$—	$283,572
U.S. Treasury Note	—	209,625	—	209,625
Purchased Options	—	981,124	—	981,124
Total Assets	$283,572	$1,190,749	$—	$1,474,321

Liabilities
Options Written	$—	$582,145	$—	$582,145
Total Liabilities	$—	$582,145	$—	$582,145

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$981,124	$—	$981,124
Liabilities - Written options	Options written, at value	$582,145	$—	$582,145

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(89,703)	$(47,880)	$(137,583)
Written options	Written Options	48,991	28,979	77,970
		$(40,712)	$(18,901)	$(59,613)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$264,222	$(7,827)	$256,395
Written options	Written Options	(146,110)	31,797	(114,313)
		$118,112	$23,970	$142,082

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.65%
U.S. Treasury Note	22.66
Purchased Options	106.04
Total Investments	159.35
Written Options	(62.92)
Assets in Excess of Other Liabilities	3.57
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.67%
iShares 0-3 Month Treasury Bond ETF (a)	605	$60,881
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	409	44,229
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,761	88,656
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,118	88,356
Vanguard Short-Term Treasury ETF (a)	347	20,032
TOTAL EXCHANGE TRADED FUNDS (Cost $297,399)		302,154

	Principal Amount
U.S. TREASURY NOTE - 23.55%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$233,800	224,731
TOTAL U.S. TREASURY NOTE (Cost $226,215)		224,731

	Contracts	Notional Amount
PURCHASED OPTIONS - 108.77% (b)(c)
CALL OPTIONS - 108.76%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $410.93	15	$667,560	63,448
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.64	22	979,088	974,177
			1,037,625
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $165.00	22	979,088	84
TOTAL PURCHASED OPTIONS (Cost $942,080)			1,037,709

Total Investments (Cost $1,465,694) - 163.99%			1,564,594
Liabilities in Excess of Other Assets - (63.99)%			(610,483)
TOTAL NET ASSETS - 100.00%			$954,111

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $526,885.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	National Amount	Value
Call Options
S&P 500® Mini Index	10/10/2023	$165.00	22	$(979,088)	$(618,156)
Put Options
S&P 500® Mini Index	10/10/2023	410.93	11	(489,544)	(3,911)
TOTAL OPTIONS WRITTEN (Premiums Received $566,926)					$(622,067)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$302,154	$—	$—	$302,154
U.S. Treasury Note	—	224,731	—	224,731
Purchased Options	—	1,037,709	—	1,037,709
Total Assets	$302,154	$1,262,440	$—	$1,564,594

Liabilities
Options Written	$—	$622,067	$—	$622,067
Total Liabilities	$—	$622,067	$—	$622,067

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,037,709	$—	$1,037,709
Liabilities - Written options	Options written, at value	$622,067	$—	$622,067

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$160,953	$—	$160,953
Written options	Written Options	(89,675)	—	(89,675)
		$71,278	$—	$71,278

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$20,696	$—	$20,696
Written options	Written Options	(14,315)	—	(14,315)
		$6,381	$—	$6,381

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.67%
U.S. Treasury Note	23.55
Purchased Options	108.77
Total Investments	163.99
Written Options	(65.20)
Assets in Excess of Other Liabilities	1.21
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.56%
iShares 0-3 Month Treasury Bond ETF (a)	621	$62,491
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	425	45,960
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,841	91,224
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,154	91,201
Vanguard Short-Term Treasury ETF (a)	356	20,552
TOTAL EXCHANGE TRADED FUNDS (Cost $307,481)		311,428

	Principal Amount
U.S. TREASURY NOTE - 23.38%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$241,200	230,676
TOTAL U.S. TREASURY NOTE (Cost $232,242)		230,676

	Contracts	Notional Amount
PURCHASED OPTIONS - 105.57% (b)(c)
CALL OPTIONS - 105.55%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $413.78	16	$712,064	68,120
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.64	22	979,088	973,331
			1,041,451
PUT OPTIONS - 0.02%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $166.15	22	979,088	165
TOTAL PURCHASED OPTIONS (Cost $944,853)			1,041,616

Total Investments (Cost $1,484,576) - 160.51%			1,583,720
Liabilities in Excess of Other Assets - (60.51)%			(597,036)
TOTAL NET ASSETS - 100.00%			$986,684

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $542,104.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	11/10/2023	$166.15	22	$(979,088)	$(616,597)
Put Options
S&P 500® Mini Index	11/10/2023	413.78	11	(489,544)	(5,606)
TOTAL OPTIONS WRITTEN (Premiums Received $567,432)					$(622,203)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$311,428	$—	$—	$311,428
U.S. Treasury Note	—	230,676	—	230,676
Purchased Options	—	1,041,616	—	1,041,616
Total Assets	$311,428	$1,272,292	$—	$1,583,720

Liabilities
Options Written	$—	$622,203	$—	$622,203
Total Liabilities	$—	$622,203	$—	$622,203

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,041,616	$—	$1,041,616
Liabilities - Written options	Options written, at value	$622,203	$—	$622,203

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$45,888	$—	$45,888
Written options	Written Options	(23,927)	—	(23,927)
		$21,961	$—	$21,961

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$121,701	$—	$121,701
Written options	Written Options	(67,969)	—	(67,969)
		$53,732	$—	$53,732

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.56%
U.S. Treasury Note	23.38
Purchased Options	105.57
Total Investments	160.51
Written Options	(63.06)
Assets in Excess of Other Liabilities	2.55
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.03%
iShares 0-3 Month Treasury Bond ETF (a)	668	$67,221
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	50,285
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,096	99,413
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,263	99,814
Vanguard Short-Term Treasury ETF (a)	387	22,342
TOTAL EXCHANGE TRADED FUNDS (Cost $339,068)		339,075

	Principal Amount
U.S. TREASURY NOTE - 23.39%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$260,000	247,580
TOTAL U.S. TREASURY NOTE (Cost $248,121)		247,580

	Contracts	Notional Amount
PURCHASED OPTIONS - 97.28% (b)(c)
CALL OPTIONS - 97.25%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $433.93	20	$890,080	57,571
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.67	22	979,088	971,849
			1,029,420
PUT OPTIONS - 0.03%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $174.24	22	979,088	347
TOTAL PURCHASED OPTIONS (Cost $978,812)			1,029,767

Total Investments (Cost $1,566,001) - 152.70%			1,616,422
Liabilities in Excess of Other Assets - (52.70)%			(557,789)
TOTAL NET ASSETS - 100.00%			$1,058,633

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $586,655.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	12/11/2023	$174.24	22	$(979,088)	$(599,697)
Put Options
S&P 500® Mini Index	12/11/2023	433.93	11	(489,544)	(10,643)
TOTAL OPTIONS WRITTEN (Premiums Received $582,931)					$(610,340)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$339,075	$—	$—	$339,075
U.S. Treasury Note	—	247,580	—	247,580
Purchased Options	—	1,029,767	—	1,029,767
Total Assets	$339,075	$1,277,347	$—	$1,616,422

Liabilities
Options Written	$—	$610,340	$—	$610,340
Total Liabilities	$—	$610,340	$—	$610,340

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,029,767	$—	$1,029,767
Liabilities - Written options	Options written, at value	$610,340	$—	$610,340

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$120,006	$—	$120,006
Written options	Written Options	(64,983)	—	(64,983)
		$55,023	$—	$55,023

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$86,354	$—	$86,354
Written options	Written Options	(46,658)	—	(46,658)
		$39,696	$—	$39,696

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	32.03%
U.S. Treasury Note	23.39
Purchased Options	97.28
Total Investments	152.70
Written Options	(57.66)
Assets in Excess of Other Liabilities	4.96
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.16%
iShares 0-3 Month Treasury Bond ETF (a)	658	$66,214
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	441	47,690
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,998	96,266
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,214	95,942
Vanguard Short-Term Treasury ETF (a)	378	21,822
TOTAL EXCHANGE TRADED FUNDS (Cost $331,952)		327,934

	Principal Amount
U.S. TREASURY NOTE - 23.60%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$255,400	248,413
TOTAL U.S. TREASURY NOTE (Cost $249,352)		248,413

	Contracts	Notional Amount
PURCHASED OPTIONS - 186.46% (b)(c)
CALL OPTIONS - 186.46%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $394.31	167	$7,432,168	851,924
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.58	25	1,112,600	1,110,313
			1,962,237
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $159.90	25	1,112,600	3
TOTAL PURCHASED OPTIONS (Cost $1,451,777)			1,962,240

Total Investments (Cost $2,033,081) - 241.22%			2,538,587
Liabilities in Excess of Other Assets - (141.22)%			(1,486,147)
TOTAL NET ASSETS - 100.00%			$1,052,440

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $576,347.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	7/10/2023	$398.29	167	$(7,432,168)	$(785,625)
S&P 500® Mini Index	7/10/2023	159.90	25	(1,112,600)	(712,598)
					(1,498,223)
Put Options
S&P 500® Mini Index	7/10/2023	358.46	25	(1,112,600)	(55)
TOTAL OPTIONS WRITTEN (Premiums Received $1,038,754)					$(1,498,278)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$327,934	$—	$—	$327,934
U.S. Treasury Note	—	248,413	—	248,413
Purchased Options	—	1,962,240	—	1,962,240
Total Assets	$327,934	$2,210,653	$—	$2,538,587

Liabilities
Options Written	$—	$1,498,278	$—	$1,498,278
Total Liabilities	$—	$1,498,278	$—	$1,498,278

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,962,240	$—	$1,962,240
Liabilities - Written options	Options written, at value	$1,498,278	$—	$1,498,278

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$510,463	$—	$510,463
Written options	Written Options	(459,524)	—	(459,524)
		$50,939	$—	$50,939

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	31.16%
U.S. Treasury Note	23.60
Purchased Options	186.46
Total Investments	241.22
Written Options	(142.37)
Assets in Excess of Other Liabilities	1.15
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.74%
iShares 0-3 Month Treasury Bond ETF (a)	659	$66,315
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	452	48,879
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,022	97,036
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	97,287
Vanguard Short-Term Treasury ETF (a)	380	21,937
TOTAL EXCHANGE TRADED FUNDS (Cost $331,832)		331,454

	Principal Amount
U.S. TREASURY NOTE - 23.71%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$255,800	247,614
TOTAL U.S. TREASURY NOTE (Cost $248,339)		247,614

	Contracts	Notional Amount
PURCHASED OPTIONS - 162.12% (b)(c)
CALL OPTIONS - 162.12%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $404.94	147	$6,542,088	627,393
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.59	24	1,068,096	1,065,338
			1,692,731
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $164.21	24	1,068,096	19
TOTAL PURCHASED OPTIONS (Cost $1,400,267)			1,692,750

Total Investments (Cost $1,980,438) - 217.57%			2,271,818
Liabilities in Excess of Other Assets - (117.57)%			(1,227,612)
TOTAL NET ASSETS - 100.00%			$1,044,206

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $579,068.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	8/10/2023	$409.03	147	$(6,542,088)	$(569,386)
S&P 500® Mini Index	8/10/2023	164.21	24	(1,068,096)	(675,028)
					(1,244,414)
Put Options
S&P 500® Mini Index	8/10/2023	368.12	24	(1,068,096)	(582)
TOTAL OPTIONS WRITTEN (Premiums Received $992,425)					$(1,244,996)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$331,454	$—	$—	$331,454
U.S. Treasury Note	—	247,614	—	247,614
Purchased Options	—	1,692,750	—	1,692,750
Total Assets	$331,454	$1,940,364	$—	$2,271,818

Liabilities
Options Written	$—	$1,244,996	$—	$1,244,996
Total Liabilities	$—	$1,244,996	$—	$1,244,996

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,692,750	$—	$1,692,750
Liabilities - Written options	Options written, at value	$1,244,996	$—	$1,244,996

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$292,483	$—	$292,483
Written options	Written Options	(252,571)	—	(252,571)
		$39,912	$—	$39,912

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.74%
U.S. Treasury Note	23.71
Purchased Options	162.12
Total Investments	217.57
Written Options	(119.23)
Assets in Excess of Other Liabilities	1.66
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.51%
iShares 0-3 Month Treasury Bond ETF (a)	657	$66,114
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	456	49,312
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,045	97,775
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,245	98,392
Vanguard Short-Term Treasury ETF (a)	381	21,995
TOTAL EXCHANGE TRADED FUNDS (Cost $331,314)		333,588

	Principal Amount
U.S. TREASURY NOTE - 23.30%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$255,700	246,669
TOTAL U.S. TREASURY NOTE (Cost $247,250)		246,669

	Contracts	Notional Amount
PURCHASED OPTIONS - 229.56% (b)(c)
CALL OPTIONS - 229.56%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $382.29	198	$8,811,792	1,321,422
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.56	25	1,112,600	1,108,368
			2,429,790
PUT OPTIONS - 0.00%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $155.03	25	1,112,600	38
TOTAL PURCHASED OPTIONS (Cost $1,535,668)			2,429,828

Total Investments (Cost $2,114,232) - 284.37%			3,010,085
Liabilities in Excess of Other Assets - (184.37)%			(1,951,579)
TOTAL NET ASSETS - 100.00%			$1,058,506

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $580,257.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	9/11/2023	$386.15	198	$(8,811,792)	$(1,247,877)
S&P 500® Mini Index	9/11/2023	155.03	25	(1,112,600)	(726,407)
					(1,974,284)
Put Options
S&P 500® Mini Index	9/11/2023	347.54	25	(1,112,600)	(1,145)
TOTAL OPTIONS WRITTEN (Premiums Received $1,133,818)					$(1,975,429)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep

Scheduled of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$333,588	$—	$—	$333,588
U.S. Treasury Note	—	246,669	—	246,669
Purchased Options	—	2,429,828	—	2,429,828
Total Assets	$333,588	$2,676,497	$—	$3,010,085

Liabilities
Options Written	$—	$1,975,429	$—	$1,975,429
Total Liabilities	$—	$1,975,429	$—	$1,975,429

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$2,429,828	$—	$2,429,828
Liabilities - Written options	Options written, at value	$1,975,429	$—	$1,975,429

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$894,159	$—	$894,159
Written options	Written Options	(841,611)	—	(841,611)
		$52,548	$—	$52,548

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.51%
U.S. Treasury Note	23.30
Purchased Options	229.56
Total Investments	284.37
Written Options	(186.62)
Assets in Excess of Other Liabilities	2.25
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.34%
iShares 0-3 Month Treasury Bond ETF (a)	728	$73,259
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	492	53,205
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,322	106,670
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,345	106,295
Vanguard Short-Term Treasury ETF (a)	417	24,073
TOTAL EXCHANGE TRADED FUNDS (Cost $351,975)		363,502

	Principal Amount
U.S. TREASURY NOTE - 24.07%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$281,400	270,484
TOTAL U.S. TREASURY NOTE (Cost $272,270)		270,484

	Contracts	Notional Amount
PURCHASED OPTIONS - 159.80% (b)(c)
CALL OPTIONS - 159.79%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $406.78	140	$6,230,560	644,419
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.60	26	1,157,104	1,151,402
			1,795,821
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $164.96	26	1,157,104	100
TOTAL PURCHASED OPTIONS (Cost $1,482,026)			1,795,921

Total Investments (Cost $2,106,271) - 216.21%			2,429,907
Liabilities in Excess of Other Assets - (116.21)%			(1,306,043)
TOTAL NET ASSETS - 100.00%			$1,123,864

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $633,986.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	10/10/2023	$410.89	140	$(6,230,560)	$(592,680)
S&P 500® Mini Index	10/10/2023	164.96	26	(1,157,104)	(730,650)
					(1,323,330)
Put Options
S&P 500® Mini Index	10/10/2023	369.80	26	(1,157,104)	(3,481)
TOTAL OPTIONS WRITTEN (Premiums Received $1,039,186)					$(1,326,811)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Apr/Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$363,502	$—	$—	$363,502
U.S. Treasury Note	—	270,484	—	270,484
Purchased Options	—	1,795,921	—	1,795,921
Total Assets	$363,502	$2,066,405	$—	$2,429,907

Liabilities
Options Written	$—	$1,326,811	$—	$1,326,811
Total Liabilities	$—	$1,326,811	$—	$1,326,811

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,795,921	$—	$1,795,921
Liabilities - Written options	Options written, at value	$1,326,811	$—	$1,326,811

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$696,162	$—	$696,162
Written options	Written Options	(618,331)	—	(618,331)
		$77,831	$—	$77,831

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$97,850	$—	$97,850
Written options	Written Options	(114,260)	—	(114,260)
		$(16,410)	$—	$(16,410)

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.34%
U.S. Treasury Note	24.07
Purchased Options	159.80
Total Investments	216.21
Written Options	(118.06)
Assets in Excess of Other Liabilities	1.85
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.45%
iShares 0-3 Month Treasury Bond ETF (a)	1,055	$106,165
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	723	78,185
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	4,829	155,059
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,961	154,978
Vanguard Short-Term Treasury ETF (a)	606	34,984
TOTAL EXCHANGE TRADED FUNDS (Cost $522,247)		529,371

	Principal Amount
U.S. TREASURY NOTE - 24.04%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$410,000	392,111
TOTAL U.S. TREASURY NOTE (Cost $394,774)		392,111

	Contracts	Notional Amount
PURCHASED OPTIONS - 170.66% (b)(c)
CALL OPTIONS - 170.64%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $409.60	229	$10,191,416	1,058,429
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.60	39	1,735,656	1,725,604
			2,784,033
PUT OPTIONS - 0.02%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $166.10	39	1,735,656	292
TOTAL PURCHASED OPTIONS (Cost $2,255,687)			2,784,325

Total Investments (Cost $3,172,708) - 227.15%			3,705,807
Liabilities in Excess of Other Assets - (127.15)%			(2,074,406)
TOTAL NET ASSETS - 100.00%			$1,631,401

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $921,482.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	11/10/2023	$413.74	229	$(10,191,416)	$(975,758)
S&P 500® Mini Index	11/10/2023	166.10	39	(1,735,656)	(1,093,249)
					(2,069,007)
Put Options
S&P 500® Mini Index	11/10/2023	372.36	39	(1,735,656)	(8,318)
TOTAL OPTIONS WRITTEN (Premiums Received $1,585,958)					$(2,077,325)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - May/Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$529,371	$—	$—	$529,371
U.S. Treasury Note	—	392,111	—	392,111
Purchased Options	—	2,784,325	—	2,784,325
Total Assets	$529,371	$3,176,436	$—	$3,705,807

Liabilities
Options Written	$—	$2,077,325	$—	$2,077,325
Total Liabilities	$—	$2,077,325	$—	$2,077,325

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$2,784,325	$—	$2,784,325
Liabilities - Written options	Options written, at value	$2,077,325	$—	$2,077,325

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(168,446)	$—	$(168,446)
Written options	Written Options	267,557	—	267,557
		$99,111	$—	$99,111

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$922,221	$—	$922,221
Written options	Written Options	(878,699)	—	(878,699)
		$43,522	$—	$43,522

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.45%
U.S. Treasury Note	24.04
Purchased Options	170.66
Total Investments	227.15
Written Options	(127.33)
Assets in Excess of Other Liabilities	0.18
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 33.10%
iShares 0-3 Month Treasury Bond ETF (a)	709	$71,347
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	493	53,313
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,285	105,481
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,340	105,901
Vanguard Short-Term Treasury ETF (a)	410	23,669
TOTAL EXCHANGE TRADED FUNDS (Cost $359,470)		359,711

	Principal
	Amount
U.S. TREASURY NOTE - 24.17%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$275,900	262,721
TOTAL U.S. TREASURY NOTE (Cost $263,295)		262,721

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 139.91% (b)(c)
CALL OPTIONS - 139.88%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $429.55	143	$6,364,072	460,155
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.63	24	1,068,096	1,060,293
			1,520,448
PUT OPTIONS - 0.03%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $174.19	24	1,068,096	377
TOTAL PURCHASED OPTIONS (Cost $1,353,834)			1,520,825

Total Investments (Cost $1,976,599) - 197.18%			2,143,257
Liabilities in Excess of Other Assets - (97.18)%			(1,056,361)
TOTAL NET ASSETS - 100.00%			$1,086,896

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $622,432.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	12/11/2023	$433.89	143	$(6,364,072)	$(412,072)
S&P 500® Mini Index	12/11/2023	174.19	24	(1,068,096)	(654,332)
					(1,066,404)
Put Options
S&P 500® Mini Index	12/11/2023	390.50	24	(1,068,096)	(9,597)
TOTAL OPTIONS WRITTEN (Premiums Received $920,623)					$(1,076,001)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jun/Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$359,711	$—	$—	$359,711
U.S. Treasury Note	—	262,721	—	262,721
Purchased Options	—	1,520,825	—	1,520,825
Total Assets	$359,711	$1,783,546	$—	$2,143,257

Liabilities
Options Written	$—	$1,076,001	$—	$1,076,001
Total Liabilities	$—	$1,076,001	$—	$1,076,001

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,520,825	$—	$1,520,825
Liabilities - Written options	Options written, at value	$1,076,001	$—	$1,076,001

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$330,642	$—	$330,642
Written options	Written Options	(261,736)	—	(261,736)
		$68,906	$—	$68,906

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$363,739	$—	$363,739
Written options	Written Options	(341,915)	—	(341,915)
		$21,824	$—	$21,824

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	33.10%
U.S. Treasury Note	24.17
Purchased Options	139.91
Total Investments	197.18
Written Options	(98.99)
Assets in Excess of Other Liabilities	1.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.04%
iShares 0-3 Month Treasury Bond ETF (a)	366	$36,831
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	373	40,336
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,509	80,564
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,021	80,689
Vanguard Short-Term Treasury ETF (a)	633	36,543
TOTAL EXCHANGE TRADED FUNDS (Cost $282,880)		274,963

	Principal
	Amount
U.S. TREASURY NOTE - 21.84%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$212,600	206,784
TOTAL U.S. TREASURY NOTE (Cost $207,493)		206,784

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 110.90% (b)(c)
CALL OPTIONS - 110.86%
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $401.96	21	$934,584	121,524
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $0.41	21	934,584	927,972
			1,049,496
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $157.18	21	934,584	421
TOTAL PURCHASED OPTIONS (Cost $883,685)			1,049,917

Total Investments (Cost $1,374,058) - 161.78%			1,531,664
Liabilities in Excess of Other Assets - (61.78)%			(584,913)
TOTAL NET ASSETS - 100.00%			$946,751

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $481,747.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	1/10/2024	$157.18	21	$(934,584)	$(608,713)
Put Options
S&P 500® Mini Index	1/10/2024	352.74	21	(934,584)	(5,237)
TOTAL OPTIONS WRITTEN (Premiums Received $531,605)					$(613,950)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$274,963	$—	$—	$274,963
U.S. Treasury Note	—	206,784	—	206,784
Purchased Options	—	1,049,917	—	1,049,917
Total Assets	$274,963	$1,256,701	$—	$1,531,664

Liabilities
Options Written	$—	$613,950	$—	$613,950
Total Liabilities	$—	$613,950	$—	$613,950

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,049,917	$—	$1,049,917
Liabilities - Written options	Options written, at value	$613,950	$—	$613,950

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(218,261)	$248,859	$30,598
Written options	Written Options	147,147	(306,849)	(159,702)
		$(71,114)	$(57,990)	$(129,104)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$402,561	$(302,723)	$99,838
Written options	Written Options	(230,216)	359,957	129,741
		$172,345	$57,234	$229,579

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.04%
U.S. Treasury Note	21.84
Purchased Options	110.90
Total Investments	161.78
Written Options	(64.85)
Assets in Excess of Other Liabilities	3.07
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.16%
iShares 0-3 Month Treasury Bond ETF (a)	394	$39,648
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	404	43,689
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,699	86,665
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,100	86,933
Vanguard Short-Term Treasury ETF (a)	682	39,372
TOTAL EXCHANGE TRADED FUNDS (Cost $302,421)		296,307

	Principal
	Amount
U.S. TREASURY NOTE - 22.54%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$228,800	221,478
TOTAL U.S. TREASURY NOTE (Cost $222,126)		221,478

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 109.56% (b)(c)
CALL OPTIONS - 109.50%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $417.76	22	$979,088	104,429
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $0.43	22	979,088	971,478
			1,075,907
PUT OPTIONS - 0.06%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $164.05	22	979,088	574
TOTAL PURCHASED OPTIONS (Cost $965,079)			1,076,481

Total Investments (Cost $1,489,626) - 162.26%			1,594,266
Liabilities in Excess of Other Assets - (62.26)%			(611,744)
TOTAL NET ASSETS - 100.00%			$982,522

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $517,785.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	2/12/2024	$164.05	22	$(979,088)	$(624,254)
Put Options
S&P 500® Mini Index	2/12/2024	368.16	22	(979,088)	(8,667)
TOTAL OPTIONS WRITTEN (Premiums Received $579,491)					$(632,921)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$296,307	$—	$—	$296,307
U.S. Treasury Note	—	221,478	—	221,478
Purchased Options	—	1,076,481	—	1,076,481
Total Assets	$296,307	$1,297,959	$—	$1,594,266

Liabilities
Options Written	$—	$632,921	$—	$632,921
Total Liabilities	$—	$632,921	$—	$632,921

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,076,481	$—	$1,076,481
Liabilities - Written options	Options written, at value	$632,921	$—	$632,921

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(148,945)	$203,495	$54,550
Written options	Written Options	137,291	$(262,495)	(125,204)
		$(11,654)	$(59,000)	$(70,654)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$315,821	$(252,899)	$62,922
Written options	Written Options	(194,504)	307,381	112,877
		$121,317	$54,482	$175,799

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.16%
U.S. Treasury Note	22.54
Purchased Options	109.56
Total Investments	162.26
Written Options	(64.42)
Assets in Excess of Other Liabilities	2.16
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 28.74%
iShares 0-3 Month Treasury Bond ETF (a)	391	$39,346
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	406	43,905
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,706	86,890
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,106	87,407
Vanguard Short-Term Treasury ETF (a)	679	39,199
TOTAL EXCHANGE TRADED FUNDS (Cost $298,926)		296,747

	Principal
	Amount
U.S. TREASURY NOTE - 21.27%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$227,600	219,561
TOTAL U.S. TREASURY NOTE (Cost $220,078)		219,561

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 113.52% (b)(c)
CALL OPTIONS - 113.45%
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $395.13	23	$1,023,592	157,112
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $0.41	23	1,023,592	1,014,296
			1,171,408
PUT OPTIONS - 0.07%
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $154.87	23	1,023,592	676
TOTAL PURCHASED OPTIONS (Cost $955,794)			1,172,084

Total Investments (Cost $1,474,798) - 163.53%			1,688,392
Liabilities in Excess of Other Assets - (63.53)%			(655,949)
TOTAL NET ASSETS - 100.00%			$1,032,443

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $516,308.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	3/11/2024	$154.87	23	$(1,023,592)	$(673,156)
Put Options
S&P 500® Mini Index	3/11/2024	347.58	23	(1,023,592)	(7,648)
TOTAL OPTIONS WRITTEN (Premiums Received $574,229)					$(680,804)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$296,747	$—	$—	$296,747
U.S. Treasury Note	—	219,561	—	219,561
Purchased Options	—	1,172,084	—	1,172,084
Total Assets	$296,747	$1,391,645	$—	$1,688,392

Liabilities
Options Written	$—	$680,804	$—	$680,804
Total Liabilities	$—	$680,804	$—	$680,804

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,172,084	$—	$1,172,084
Liabilities - Written options	Options written, at value	$680,804	$—	$680,804

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(170,164)	$136,393	$(33,771)
Written options	Written Options	153,002	(195,371)	(42,369)
		$(17,162)	$(58,978)	$(76,140)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$391,330	$(184,042)	$207,288
Written options	Written Options	(231,987)	243,464	11,477
		$159,343	$59,422	$218,765

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	28.74%
U.S. Treasury Note	21.27
Purchased Options	113.52
Total Investments	163.53
Written Options	(65.94)
Assets in Excess of Other Liabilities	2.41
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.35%
iShares 0-3 Month Treasury Bond ETF (a)	404	$40,655
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	410	44,337
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,762	88,687
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,119	88,435
Vanguard Short-Term Treasury ETF (a)	697	40,238
TOTAL EXCHANGE TRADED FUNDS (Cost $306,082)		302,352

	Principal
	Amount
U.S. TREASURY NOTE - 22.56%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$233,800	224,731
TOTAL U.S. TREASURY NOTE (Cost $226,215)		224,731

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 113.61% (b)(c)
CALL OPTIONS - 113.52%
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $418.88	23	$1,023,592	117,622
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $0.43	23	1,023,592	1,013,286
			1,130,908
PUT OPTIONS - 0.09%
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $164.80	23	1,023,592	867
TOTAL PURCHASED OPTIONS (Cost $1,010,764)			1,131,775

Total Investments (Cost $1,543,061) - 166.52%			1,658,858
Liabilities in Excess of Other Assets - (66.52)%			(662,666)
TOTAL NET ASSETS - 100.00%			$996,192

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $527,083.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	4/10/2024	$164.80	23	$(1,023,592)	$(652,034)
Put Options
S&P 500® Mini Index	4/10/2024	369.84	23	(1,023,592)	(12,441)
TOTAL OPTIONS WRITTEN (Premiums Received $606,913)					$(664,475)

The accompanying notes are an integral part of these financial statements.

 Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$302,352	$—	$—	$302,352
U.S. Treasury Note	—	224,731	—	224,731
Purchased Options	—	1,131,775	—	1,131,775
Total Assets	$302,352	$1,356,506	$—	$1,658,858

Liabilities
Options Written	$—	$664,475	$—	$664,475
Total Liabilities	$—	$664,475	$—	$664,475

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,131,775	$—	$1,131,775
Liabilities - Written options	Options written, at value	$664,475	$—	$664,475

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(139,566)	$2,051	$(137,515)
Written options	Written Options	121,670	(66,351)	55,319
		$(17,896)	$(64,300)	$(82,196)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$322,833	$(99,336)	$223,497
Written options	Written Options	(187,729)	151,395	(36,334)
		$135,104	$52,059	$187,163

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.35%
U.S. Treasury Note	22.56
Purchased Options	113.61
Total Investments	166.52
Written Options	(66.70)
Assets in Excess of Other Liabilities	0.18
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.22%
iShares 0-3 Month Treasury Bond ETF (a)	406	$40,856
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	417	45,094
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,786	89,458
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,132	89,463
Vanguard Short-Term Treasury ETF (a)	703	40,584
TOTAL EXCHANGE TRADED FUNDS (Cost $308,482)		305,455

	Principal
	Amount
U.S. TREASURY NOTE - 22.42%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$237,000	226,659
TOTAL U.S. TREASURY NOTE (Cost $228,198)		226,659

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.12% (b)(c)
CALL OPTIONS - 112.02%
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $420.71	23	$1,023,592	119,887
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $0.43	23	1,023,592	1,012,457
			1,132,344
PUT OPTIONS - 0.10%
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $165.94	23	1,023,592	964
TOTAL PURCHASED OPTIONS (Cost $1,018,193)			1,133,308

Total Investments (Cost $1,554,873) - 164.76%			1,665,422
Liabilities in Excess of Other Assets - (64.76)%			(654,658)
TOTAL NET ASSETS - 100.00%			$1,010,764

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $532,114.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	5/10/2024	$165.94	23	$(1,023,592)	$(650,373)
Put Options
S&P 500® Mini Index	5/10/2024	372.40	23	(1,023,592)	(14,552)
TOTAL OPTIONS WRITTEN (Premiums Received $611,053)					$(664,925)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$305,455	$—	$—	$305,455
U.S. Treasury Note	—	226,659	—	226,659
Purchased Options	—	1,133,308	—	1,133,308
Total Assets	$305,455	$1,359,967	$—	$1,665,422

Liabilities
Options Written	$—	$664,925	$—	$664,925
Total Liabilities	$—	$664,925	$—	$664,925

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,133,308	$—	$1,133,308
Liabilities - Written options	Options written, at value	$664,925	$—	$664,925

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(34,856)	$(39,241)	$(74,097)
Written options	Written Options	26,388	(4,192)	22,196
		$(8,468)	$(43,433)	$(51,901)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$213,372	$(34,772)	$178,600
Written options	Written Options	(125,007)	68,108	(56,899)
		$88,365	$33,336	$121,701

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.22%
U.S. Treasury Note	22.42
Purchased Options	112.12
Total Investments	164.76
Written Options	(65.78)
Assets in Excess of Other Liabilities	1.02
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.77%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,975
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	456	49,312
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,034	97,422
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,238	97,839
Vanguard Short-Term Treasury ETF (a)	761	43,933
TOTAL EXCHANGE TRADED FUNDS (Cost $331,304)		332,481

	Principal Amount
U.S. TREASURY NOTE - 23.20%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$255,000	242,819
TOTAL U.S. TREASURY NOTE (Cost $243,350)		242,819

	Contracts	Notional Amount
PURCHASED OPTIONS - 105.56% (b)(c)
CALL OPTIONS - 105.45%
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $440.07	23	$1,023,592	92,181
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $0.46	23	1,023,592	1,011,168
			1,103,349
PUT OPTIONS - 0.11%
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $174.02	23	1,023,592	1,191
TOTAL PURCHASED OPTIONS (Cost $1,063,710)			1,104,540

Total Investments (Cost $1,638,364) - 160.53%			1,679,840
Liabilities in Excess of Other Assets - (60.53)%			(633,402)
TOTAL NET ASSETS - 100.00%			$1,046,438

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $575,300.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	6/10/2024	$174.02	23	$(1,023,592)	$(633,358)
Put Options
S&P 500® Mini Index	6/10/2024	390.54	23	(1,023,592)	(20,717)
TOTAL OPTIONS WRITTEN (Premiums Received $634,605)					$(654,075)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$332,481	$—	$—	$332,481
U.S. Treasury Note	—	242,819	—	242,819
Purchased Options	—	1,104,540	—	1,104,540
Total Assets	$332,481	$1,347,359	$—	$1,679,840

Liabilities
Options Written	$—	$654,075	$—	$654,075
Total Liabilities	$—	$654,075	$—	$654,075

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,104,540	$—	$1,104,540
Liabilities - Written options	Options written, at value	$654,075	$—	$654,075

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$119,937	$(34,462)	$85,475
Written options	Written Options	(54,505)	(11,792)	(66,297)
		$65,432	$(46,254)	$19,178

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$98,418	$(31,414)	$67,544
Written options	Written Options	(64,203)	58,594	(5,609)
		$34,215	$27,180	$61,935

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.77%
U.S. Treasury Note	23.20
Purchased Options	105.56
Total Investments	160.53
Written Options	(62.51)
Assets in Excess of Other Liabilities	1.98
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.29%
iShares 0-3 Month Treasury Bond ETF (a)	985	$99,121
Schwab Short-Term U.S. Treasury ETF (a)	1,976	94,967
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,504
Vanguard Short-Term Treasury ETF (a)	1,651	95,311
TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)		336,903

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.47% (b)(c)
CALL OPTIONS - 119.59%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $394.35	26	$1,157,104	132,531
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.40	26	1,157,104	1,155,193
			1,287,724
PUT OPTIONS - 4.88%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.70	87	895,578	51,956
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.47	90	973,260	518
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.58	26	1,157,104	3
			52,477
TOTAL PURCHASED OPTIONS (Cost $1,175,621)			1,340,201

Total Investments (Cost $1,516,879) - 155.76%			1,677,104
Liabilities in Excess of Other Assets - (55.76)%			(600,399)
TOTAL NET ASSETS - 100.00%			$1,076,705

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,903.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	7/10/2023	$154.58	26	$(1,157,104)	$(754,913)
Put Options
iShares 20+ Year Treasury Bond ETF	7/10/2023	114.42	87	(895,578)	(101,593)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	111.02	90	(973,260)	(29,150)
S&P 500® Mini Index	7/10/2023	346.92	26	(1,157,104)	(48)
					(130,791)
TOTAL OPTIONS WRITTEN (Premiums Received $787,421)					$(885,704)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,903	$—	$—	$336,903
Purchased Options	—	1,340,201	—	1,340,201
Total Assets	$336,903	$1,340,201	$—	$1,677,104

Liabilities
Options Written	$—	$885,704	$—	$885,704
Total Liabilities	$—	$885,704	$—	$885,704

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,287,727	$52,474	$1,340,201
Liabilities - Written options	Options written, at value	$754,961	$130,743	$885,704

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$234,727	$(75,723)	$159,004
Written options	Written Options	(125,979)	61,015	(64,964)
		$108,748	$(14,708)	$94,040

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.29%
Purchased Options	124.47
Total Investments	155.76
Written Options	(82.26)
Assets in Excess of Other Liabilities	26.50
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 34.70%
iShares 0-3 Month Treasury Bond ETF (a)	983	$98,919
Schwab Short-Term U.S. Treasury ETF (a)	1,987	95,495
SPDR Portfolio Short Term Treasury ETF (a)	1,659	47,763
Vanguard Short-Term Treasury ETF (a)	1,660	95,832
TOTAL EXCHANGE TRADED FUNDS (Cost $342,394)		338,009

	Contracts	Notional Amount
PURCHASED OPTIONS - 122.76% (b)(c)
CALL OPTIONS - 114.08%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $430.48	24	$1,068,096	45,263
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.44	24	1,068,096	1,065,696
			1,110,959
PUT OPTIONS - 8.68%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.57	85	874,990	74,084
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.17	88	951,632	10,412
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.85	24	1,068,096	21
			84,517
TOTAL PURCHASED OPTIONS (Cost $1,161,714)			1,195,476

Total Investments (Cost $1,504,108) - 157.46%			1,533,485
Liabilities in Excess of Other Assets - (57.46)%			(559,527)
TOTAL NET ASSETS - 100.00%			$973,958

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,009.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	8/10/2023	$168.85	24	$(1,068,096)	$(663,961)
Put Options
iShares 20+ Year Treasury Bond ETF	8/10/2023	117.44	85	(874,990)	(122,865)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	113.86	88	(951,632)	(52,261)
S&P 500® Mini Index	8/10/2023	378.93	24	(1,068,096)	(762)
					(175,888)
TOTAL OPTIONS WRITTEN (Premiums Received $769,764)					$(839,849)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$338,009	$—	$—	$338,009
Purchased Options	—	1,195,476	—	1,195,476
Total Assets	$338,009	$1,195,476	$—	$1,533,485

Liabilities
Options Written	$—	$839,849	$—	$839,849
Total Liabilities	$—	$839,849	$—	$839,849

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,110,980	$84,496	$1,195,476
Liabilities - Written options	Options written, at value	$664,723	$175,126	$839,849

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$171,145	$(72,507)	$98,638
Written options	Written Options	(90,996)	51,315	(39,681)
		$80,149	$(21,192)	$58,957

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.70%
Purchased Options	122.76
Total Investments	157.46
Written Options	(86.24)
Assets in Excess of Other Liabilities	28.78
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.55%
iShares 0-3 Month Treasury Bond ETF (a)	976	$98,215
Schwab Short-Term U.S. Treasury ETF (a)	1,983	95,303
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,676
Vanguard Short-Term Treasury ETF (a)	1,657	95,659
TOTAL EXCHANGE TRADED FUNDS (Cost $339,658)		336,853

	Contracts	Notional Amount
PURCHASED OPTIONS - 112.08% (b)(c)
CALL OPTIONS - 109.59%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $422.74	24	$1,068,096	69,725
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.45	24	1,068,096	1,064,294
			1,134,019
PUT OPTIONS - 2.49%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.92	92	947,048	22,899
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.17	92	994,888	2,852
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.88	24	1,068,096	44
			25,795
TOTAL PURCHASED OPTIONS (Cost $1,144,559)			1,159,814

Total Investments (Cost $1,484,217) - 144.63%			1,496,667
Liabilities in Excess of Other Assets - (44.63)%			(461,821)
TOTAL NET ASSETS - 100.00%			$1,034,846

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,853.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	9/11/2023	$164.88	24	$(1,068,096)	$(673,974)
Put Options
iShares 20+ Year Treasury Bond ETF	9/11/2023	108.34	92	(947,048)	(55,128)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	108.60	92	(994,888)	(16,269)
S&P 500® Mini Index	9/11/2023	370.00	24	(1,068,096)	(1,777)
					(73,174)
TOTAL OPTIONS WRITTEN (Premiums Received $760,575)					$(747,148)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Sep

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,853	$—	$—	$336,853
Purchased Options	—	1,159,814	—	1,159,814
Total Assets	$336,853	$1,159,814	$—	$1,496,667

Liabilities
Options Written	$—	$747,148	$—	$747,148
Total Liabilities	$—	$747,148	$—	$747,148

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,134,063	$25,751	$1,159,814
Liabilities - Written options	Options written, at value	$675,751	$71,397	$747,148

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$183,183	$(74,851)	$108,332
Written options	Written Options	(94,795)	80,211	(14,584)
		$88,388	$5,360	$93,748

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.55%
Purchased Options	112.08
Total Investments	144.63
Written Options	(72.20)
Assets in Excess of Other Liabilities	27.57
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 27.97%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,975
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	50,285
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	97,486
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	99,578
Vanguard Short-Term Treasury ETF (a)	748	43,182
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		334,506

	Principal Amount
U.S. TREASURY NOTE - 20.23%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	242,038
TOTAL U.S. TREASURY NOTE (Cost $245,063)		242,038

	Contracts	Notional Amount
PURCHASED OPTIONS - 117.91% (b)(c)
CALL OPTIONS - 117.90%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $371.18	27	$1,201,608	214,025
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.38	27	1,201,608	1,196,273
			1,410,298
PUT OPTIONS - 0.01%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $144.88	27	1,201,608	71
TOTAL PURCHASED OPTIONS (Cost $1,062,943)			1,410,369

Total Investments (Cost $1,631,214) - 166.11%			1,986,913
Liabilities in Excess of Other Assets - (66.11)%			(790,763)
TOTAL NET ASSETS - 100.00%			$1,196,150

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $576,544.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	10/10/2023	$144.88	27	$(1,201,608)	$(812,113)
Put Options
S&P 500® Mini Index	10/10/2023	325.14	27	(1,201,608)	(1,542)
TOTAL OPTIONS WRITTEN (Premiums Received $645,557)					$(813,655)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$334,506	$—	$—	$334,506
U.S. Treasury Note	—	242,038	—	242,038
Purchased Options	—	1,410,369	—	1,410,369
Total Assets	$334,506	$1,652,407	$—	$1,986,913

Liabilities
Options Written	$—	$813,655	$—	$813,655
Total Liabilities	$—	$813,655	$—	$813,655

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,410,369	$—	$1,410,369
Liabilities - Written options	Options written, at value	$813,655	$—	$813,655

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$260,676	$—	$260,676
Written options	Written Options	(134,380)	—	(134,380)
		$126,296	$—	$126,296

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	27.97%
U.S. Treasury Note	20.23
Purchased Options	117.91
Total Investments	166.11
Written Options	(68.02)
Assets in Excess of Other Liabilities	1.91
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.13%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,573
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	49,203
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	96,009
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	97,286
Vanguard Short-Term Treasury ETF (a)	746	43,067
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		329,138

	Principal Amount
U.S. TREASURY NOTE - 22.14%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,700	241,850
TOTAL U.S. TREASURY NOTE (Cost $244,788)		241,850

	Contracts	Notional Amount

PURCHASED OPTIONS - 112.34% (b)(c)
CALL OPTIONS - 112.32%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $407.30	25	$1,112,600	120,613
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.42	25	1,112,600	1,106,597
			1,227,210
PUT OPTIONS - 0.02%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $158.65	25	1,112,600	165
TOTAL PURCHASED OPTIONS (Cost $1,069,780)			1,227,375

Total Investments (Cost $1,637,549) - 164.61%			1,798,363
Liabilities in Excess of Other Assets - (64.61)%			(705,832)
TOTAL NET ASSETS - 100.00%			$1,092,531

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,988.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	11/10/2023	$158.65	25	$(1,112,600)	$(719,035)
Put Options
S&P 500® Mini Index	11/10/2023	356.05	25	(1,112,600)	(3,919)
TOTAL OPTIONS WRITTEN (Premiums Received $646,863)					$(722,954)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$329,138	$—	$—	$329,138
U.S. Treasury Note	—	241,850	—	241,850
Purchased Options	—	1,227,375	—	1,227,375
Total Assets	$329,138	$1,469,225	$—	$1,798,363

Liabilities
Options Written	$—	$722,954	$—	$722,954
Total Liabilities	$—	$722,954	$—	$722,954

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,227,375	$—	$1,227,375
Liabilities - Written options	Options written, at value	$722,954	$—	$722,954

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$209,534	$—	$209,534
Written options	Written Options	(106,483)	—	(106,483)
		$103,051	$—	$103,051

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.13%
U.S. Treasury Note	22.14
Purchased Options	112.34
Total Investments	164.61
Written Options	(66.18)
Assets in Excess of Other Liabilities	1.57
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.00%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,472
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	438	47,365
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,949
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	95,311
Vanguard Short-Term Treasury ETF (a)	745	43,009
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		324,106

	Principal Amount
U.S. TREASURY NOTE - 22.41%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	242,074
TOTAL U.S. TREASURY NOTE (Cost $242,813)		242,074

	Contracts	Notional Amount
PURCHASED OPTIONS - 113.15% (b)(c)
CALL OPTIONS - 113.12%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $411.83	25	$1,112,600	116,890
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.42	25	1,112,600	1,104,982
			1,221,872
PUT OPTIONS - 0.03%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $160.04	25	1,112,600	328
TOTAL PURCHASED OPTIONS (Cost $1,077,506)			1,222,200

Total Investments (Cost $1,644,476) - 165.56%			1,788,380
Liabilities in Excess of Other Assets - (65.56)%			(708,175)
TOTAL NET ASSETS - 100.00%			$1,080,205

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $566,179.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	12/11/2023	$160.04	25	$(1,112,600)	$(716,039)
Put Options
S&P 500® Mini Index	12/11/2023	359.17	25	(1,112,600)	(5,621)
TOTAL OPTIONS WRITTEN (Premiums Received $650,763)					$(721,660)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$324,106	$—	$—	$324,106
U.S. Treasury Note	—	242,074	—	242,074
Purchased Options	—	1,222,200	—	1,222,200
Total Assets	$324,106	$1,464,274	$—	$1,788,380

Liabilities
Options Written	$—	$721,660	$—	$721,660
Total Liabilities	$—	$721,660	$—	$721,660

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,222,200	$—	$1,222,200
Liabilities - Written options	Options written, at value	$721,660	$—	$721,660

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$206,046	$—	$206,046
Written options	Written Options	(103,505)	—	(103,505)
		$102,541	$—	$102,541

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.00%
U.S. Treasury Note	22.41
Purchased Options	113.15
Total Investments	165.56
Written Options	(66.81)
Assets in Excess of Other Liabilities	1.25
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.85%
iShares 0-3 Month Treasury Bond ETF (a)	350	$35,221
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	357	38,605
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,398	77,000
Vanguard Intermediate-Term Corporate Bond ETF (a)	976	77,133
Vanguard Short-Term Treasury ETF (a)	605	34,927
TOTAL EXCHANGE TRADED FUNDS (Cost $270,457)		262,886

	Principal
	Amount
U.S. TREASURY NOTE - 22.43%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$203,100	197,544
TOTAL U.S. TREASURY NOTE (Cost $198,221)		197,544

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 111.56% (b)(c)
CALL OPTIONS - 110.94%
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $391.94	14	$623,056	93,267
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $0.39	20	890,080	883,821
			977,088
PUT OPTIONS - 0.62%
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $352.75	20	890,080	4,988
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $157.17	20	890,080	401
			5,389
TOTAL PURCHASED OPTIONS (Cost $864,365)			982,477

Total Investments (Cost $1,333,043) - 163.84%			1,442,907
Liabilities in Excess of Other Assets - (63.84)%			(562,293)
TOTAL NET ASSETS - 100.00%			$880,614

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $460,430.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	1/10/2024	$157.17	20	$(890,080)	$(579,747)
Put Options
S&P 500® Mini Index	1/10/2024	391.94	20	(890,080)	(9,815)
TOTAL OPTIONS WRITTEN (Premiums Received $528,970)					$(589,562)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$262,886	$—	$—	$262,886
U.S. Treasury Note	—	197,544	—	197,544
Purchased Options	—	982,477	—	982,477
Total Assets	$262,886	$1,180,021	$—	$1,442,907

Liabilities
Options Written	$—	$589,562	$—	$589,562
Total Liabilities	$—	$589,562	$—	$589,562

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$982,477	$—	$982,477
Liabilities - Written options	Options written, at value	$589,562	$—	$589,562

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(185,158)	$248,859	$63,701
Written options	Written Options	74,199	(306,702)	(232,503)
		$(110,959)	$(57,843)	$(168,802)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$304,320	$(302,723)	$1,597
Written options	Written Options	(135,642)	359,810	224,168
		$168,678	$57,087	$225,765

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.85%
U.S. Treasury Note	22.43
Purchased Options	111.56
Total Investments	163.84
Written Options	(66.94)
Assets in Excess of Other Liabilities	3.10
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.05%
iShares 0-3 Month Treasury Bond ETF (a)	358	$36,026
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	367	39,687
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,453	78,766
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,000	79,029
Vanguard Short-Term Treasury ETF (a)	620	35,793
TOTAL EXCHANGE TRADED FUNDS (Cost $274,857)		269,301

	Principal
	Amount
U.S. TREASURY NOTE - 23.20%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$207,900	201,247
TOTAL U.S. TREASURY NOTE (Cost $201,836)		201,247

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 111.63% (b)(c)
CALL OPTIONS - 110.66%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $409.05	14	$623,056	76,470
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $0.41	20	890,080	883,201
			959,671
PUT OPTIONS - 0.97%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $368.14	20	890,080	7,877
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $164.03	20	890,080	521
			8,398
TOTAL PURCHASED OPTIONS (Cost $898,049)			968,069

Total Investments (Cost $1,374,742) - 165.88%			1,438,617
Liabilities in Excess of Other Assets - (65.88)%			(571,335)
TOTAL NET ASSETS - 100.00%			$867,282

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $470,548.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	2/12/2024	$164.03	20	$(890,080)	$(567,542)
Put Options
S&P 500® Mini Index	2/12/2024	409.05	20	(890,080)	(15,686)
TOTAL OPTIONS WRITTEN (Premiums Received $547,470)					$(583,228)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$269,301	$—	$—	$269,301
U.S. Treasury Note	—	201,247	—	201,247
Purchased Options	—	968,069	—	968,069
Total Assets	$269,301	$1,169,316	$—	$1,438,617

Liabilities
Options Written	$—	$583,228	$—	$583,228
Total Liabilities	$—	$583,228	$—	$583,228

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$968,069	$—	$968,069
Liabilities - Written options	Options written, at value	$583,228	$—	$583,228

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(171,825)	$203,342	$31,517
Written options	Written Options	69,399	(262,495)	(193,096)
		$(102,426)	$(59,153)	$(161,579)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$247,477	$(252,753)	$(5,276)
Written options	Written Options	(108,253)	307,371	199,118
		$139,224	$54,618	$193,842

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.05%
U.S. Treasury Note	23.20
Purchased Options	111.63
Total Investments	165.88
Written Options	(67.25)
Assets in Excess of Other Liabilities	1.37
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.86%
iShares 0-3 Month Treasury Bond ETF (a)	357	$35,925
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	371	40,120
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,472	79,376
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,011	79,899
Vanguard Short-Term Treasury ETF (a)	621	35,850
TOTAL EXCHANGE TRADED FUNDS (Cost $273,159)		271,170

	Principal
	Amount
U.S. TREASURY NOTE - 22.10%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$208,000	200,654
TOTAL U.S. TREASURY NOTE (Cost $201,126)		200,654

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 116.23% (b)(c)
CALL OPTIONS - 115.39%
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $386.17	16	$712,064	121,576
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $0.39	21	934,584	926,135
			1,047,711
PUT OPTIONS - 0.84%
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $347.56	21	934,584	6,981
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $154.86	21	934,584	617
			7,598
TOTAL PURCHASED OPTIONS (Cost $895,216)			1,055,309

Total Investments (Cost $1,369,501) - 168.19%			1,527,133
Liabilities in Excess of Other Assets - (68.19)%			(619,134)
TOTAL NET ASSETS - 100.00%			$907,999

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $471,824.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	3/11/2024	$154.86	21	$(934,584)	$(614,642)
Put Options
S&P 500® Mini Index	3/11/2024	386.17	21	(934,584)	(12,889)
TOTAL OPTIONS WRITTEN (Premiums Received $545,948)					$(627,531)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$271,170	$—	$—	$271,170
U.S. Treasury Note	—	200,654	—	200,654
Purchased Options	—	1,055,309	—	1,055,309
Total Assets	$271,170	$1,255,963	$—	$1,527,133

Liabilities
Options Written	$—	$627,531	$—	$627,531
Total Liabilities	$—	$627,531	$—	$627,531

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,055,309	$—	$1,055,309
Liabilities - Written options	Options written, at value	$627,531	$—	$627,531

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(193,300)	$136,236	$(57,064)
Written options	Written Options	83,709	(195,214)	(111,505)
		$(109,591)	$(58,978)	$(168,569)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$326,752	$(183,933)	$142,819
Written options	Written Options	(166,678)	243,296	76,618
		$160,074	$59,363	$219,437

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.86%
U.S. Treasury Note	22.10
Purchased Options	116.23
Total Investments	168.19
Written Options	(69.11)
Assets in Excess of Other Liabilities	0.92
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.05%
iShares 0-3 Month Treasury Bond ETF (a)	389	$39,145
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	394	42,607
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,659	85,381
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,077	85,115
Vanguard Short-Term Treasury ETF (a)	672	38,795
TOTAL EXCHANGE TRADED FUNDS (Cost $294,636)		291,043

	Principal
	Amount
U.S. TREASURY NOTE - 23.15%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$225,700	216,945
TOTAL U.S. TREASURY NOTE (Cost $218,378)		216,945

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 113.97% (b)(c)
CALL OPTIONS - 112.61%
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $410.91	15	$667,560	86,227
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $0.41	22	979,088	969,271
			1,055,498
PUT OPTIONS - 1.36%
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $369.82	22	979,088	11,897
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $164.78	22	979,088	829
			12,726
TOTAL PURCHASED OPTIONS (Cost $989,768)			1,068,224

Total Investments (Cost $1,502,782) - 168.17%			1,576,212
Liabilities in Excess of Other Assets - (68.17)%			(638,924)
TOTAL NET ASSETS - 100.00%			$937,288

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $507,988.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	4/10/2024	$164.78	22	$(979,088)	$(623,726)
Put Options
S&P 500® Mini Index	4/10/2024	410.91	22	(979,088)	(22,223)
TOTAL OPTIONS WRITTEN (Premiums Received $603,427)					$(645,949)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$291,043	$—	$—	$291,043
U.S. Treasury Note	—	216,945	—	216,945
Purchased Options	—	1,068,224	—	1,068,224
Total Assets	$291,043	$1,285,169	$—	$1,576,212

Liabilities
Options Written	$—	$645,949	$—	$645,949
Total Liabilities	$—	$645,949	$—	$645,949

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,068,224	$—	$1,068,224
Liabilities - Written options	Options written, at value	$645,949	$—	$645,949

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(179,224)	$2,388	$(176,836)
Written options	Written Options	86,580	(68,901)	17,679
		$(92,644)	$(66,513)	$(159,157)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$269,449	$(103,146)	$166,303
Written options	Written Options	(133,992)	156,950	22,958
		$135,457	$53,804	$189,261

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.05%
U.S. Treasury Note	23.15
Purchased Options	113.97
Total Investments	168.17
Written Options	(68.92)
Assets in Excess of Other Liabilities	0.75
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.89%
iShares 0-3 Month Treasury Bond ETF (a)	409	$41,158
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	421	45,527
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,810	90,229
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,142	90,252
Vanguard Short-Term Treasury ETF (a)	709	40,931
TOTAL EXCHANGE TRADED FUNDS (Cost $311,151)		308,097

	Principal
	Amount
U.S. TREASURY NOTE - 22.92%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$239,000	228,572
TOTAL U.S. TREASURY NOTE (Cost $230,124)		228,572

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.88% (b)(c)
CALL OPTIONS - 111.32%
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $413.76	17	$756,568	97,832
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $0.41	23	1,023,592	1,012,499
			1,110,331
PUT OPTIONS - 1.56%
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $372.38	23	1,023,592	14,548
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $165.92	23	1,023,592	964
			15,512
TOTAL PURCHASED OPTIONS (Cost $1,041,693)			1,125,843

Total Investments (Cost $1,582,968) - 166.69%			1,662,512
Liabilities in Excess of Other Assets - (66.69)%			(665,139)
TOTAL NET ASSETS - 100.00%			$997,373

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $536,669.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	5/10/2024	$165.92	23	$(1,023,592)	$(650,415)
Put Options
S&P 500® Mini Index	5/10/2024	413.76	23	(1,023,592)	(26,528)
TOTAL OPTIONS WRITTEN (Premiums Received $634,167)					$(676,943)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$308,097	$—	$—	$308,097
U.S. Treasury Note	—	228,572	—	228,572
Purchased Options	—	1,125,843	—	1,125,843
Total Assets	$308,097	$1,354,415	$—	$1,662,512

Liabilities
Options Written	$—	$676,943	$—	$676,943
Total Liabilities	$—	$676,943	$—	$676,943

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,125,843	$—	$1,125,843
Liabilities - Written options	Options written, at value	$676,943	$—	$676,943

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$(61,403)	$(34,194)	$(95,597)
Written options	Written Options	58,913	(8,661)	50,252
		$(2,490)	$(42,855)	$(45,345)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$195,131	$(39,752)	$155,379
Written options	Written Options	(109,016)	72,632	(36,384)
		$86,115	$32,880	$118,995

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.89%
U.S. Treasury Note	22.92
Purchased Options	112.88
Total Investments	166.69
Written Options	(67.87)
Assets in Excess of Other Liabilities	1.18
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.77%
iShares 0-3 Month Treasury Bond ETF (a)	430	$43,271
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	448	48,447
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,982	95,752
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,217	96,179
Vanguard Short-Term Treasury ETF (a)	748	43,182
TOTAL EXCHANGE TRADED FUNDS (Cost $325,675)		326,831

	Principal
	Amount
U.S. TREASURY NOTE - 23.20%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$250,600	238,629
TOTAL U.S. TREASURY NOTE (Cost $239,151)		238,629

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 109.09% (b)(c)
CALL OPTIONS - 106.96%
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $433.91	20	$890,080	88,959
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $0.43	23	1,023,592	1,011,234
			1,100,193
PUT OPTIONS - 2.13%
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $390.52	23	1,023,592	20,712
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $174.00	23	1,023,592	1,190
			21,902
TOTAL PURCHASED OPTIONS (Cost $1,076,425)			1,122,095

Total Investments (Cost $1,641,251) - 164.06%			1,687,555
Liabilities in Excess of Other Assets - (64.06)%			(658,919)
TOTAL NET ASSETS - 100.00%			$1,028,636

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $565,460.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	6/10/2024	$174.00	23	$(1,023,592)	$(633,401)
Put Options
S&P 500® Mini Index	6/10/2024	433.91	23	(1,023,592)	(37,642)
TOTAL OPTIONS WRITTEN (Premiums Received $649,072)					$(671,043)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$326,831	$—	$—	$326,831
U.S. Treasury Note	—	238,629	—	238,629
Purchased Options	—	1,122,095	—	1,122,095
Total Assets	$326,831	$1,360,724	$—	$1,687,555

Liabilities
Options Written	$—	$671,043	—	$671,043
Total Liabilities	$—	$671,043	$—	$671,043

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,122,095	$—	$1,122,095
Liabilities - Written options	Options written, at value	$671,043	$—	$671,043

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$67,136	$(34,460)	$32,676
Written options	Written Options	(22,176)	(11,704)	(33,880)
		$44,960	$(46,164)	$(1,204)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$116,878	$(31,358)	$85,520
Written options	Written Options	(66,408)	58,574	(7,834)
		$50,470	$27,216	$77,686

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.77%
U.S. Treasury Note	23.20
Purchased Options	109.09
Total Investments	164.06
Written Options	(65.24)
Assets in Excess of Other Liabilities	1.18
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.62%
iShares 0-3 Month Treasury Bond ETF (a)	985	$99,121
Schwab Short-Term U.S. Treasury ETF (a)	1,976	94,967
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,504
Vanguard Short-Term Treasury ETF (a)	1,651	95,311
TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)		336,903

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 126.18% (b)(c)
CALL OPTIONS - 121.12%
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $385.45	16	$712,064	95,765
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $0.39	26	1,157,104	1,155,218
			1,250,983
PUT OPTIONS - 5.06%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.68	87	895,578	51,782
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.45	90	973,260	515
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $346.91	26	1,157,104	48
S&P 500® Mini Index, Expires 7/10/2023, Strike Price $154.57	26	1,157,104	3
			52,348
TOTAL PURCHASED OPTIONS (Cost $1,207,515)			1,303,331

Total Investments (Cost $1,548,773) - 158.80%			1,640,234
Liabilities in Excess of Other Assets - (58.80)%			(607,378)
TOTAL NET ASSETS - 100.00%			$1,032,856

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,903.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
S&P 500® Mini Index	7/10/2023	$154.57	26	$(1,157,104)	$(754,939)
Put Options
iShares 20+ Year Treasury Bond ETF	7/10/2023	114.40	87	(895,578)	(101,420)
iShares iBoxx $ Investment Grade Corporate Bond ETF	7/10/2023	111.00	90	(973,260)	(28,971)
S&P 500® Mini Index	7/10/2023	385.45	26	(1,157,104)	(93)
					(130,484)
TOTAL OPTIONS WRITTEN (Premiums Received $818,010)					$(885,423)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,903	$—	$—	$336,903
Purchased Options	—	1,303,331	—	1,303,331
Total Assets	$336,903	$1,303,331	$—	$1,640,234

Liabilities
Options Written	$—	$885,423	$—	$885,423
Total Liabilities	$—	$885,423	$—	$885,423

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,251,034	$52,297	$1,303,331
Liabilities - Written options	Options written, at value	$755,032	$130,391	$885,423

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$184,692	$(75,693)	$108,999
Written options	Written Options	(95,744)	61,067	(34,677)
		$88,948	$(14,626)	$74,322

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.62%
Purchased Options	126.18
Total Investments	158.80
Written Options	(85.72)
Assets in Excess of Other Liabilities	26.92
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 34.83%
iShares 0-3 Month Treasury Bond ETF (a)	977	$98,316
Schwab Short-Term U.S. Treasury ETF (a)	1,976	94,967
SPDR Portfolio Short Term Treasury ETF (a)	1,649	47,475
Vanguard Short-Term Treasury ETF (a)	1,651	95,311
TOTAL EXCHANGE TRADED FUNDS (Cost $340,430)		336,069

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 123.54% (b)(c)
CALL OPTIONS - 114.74%
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $421.01	15	$667,560	41,088
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $0.42	24	1,068,096	1,065,743
			1,106,831
PUT OPTIONS - 8.80%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.55	85	874,990	73,922
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.15	87	940,818	10,209
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $378.91	24	1,068,096	761
S&P 500® Mini Index, Expires 8/10/2023, Strike Price $168.83	24	1,068,096	21
			84,913
TOTAL PURCHASED OPTIONS (Cost $1,189,141)			1,191,744

Total Investments (Cost $1,529,571) - 158.37%			1,527,813
Liabilities in Excess of Other Assets - (58.37)%			(563,053)
TOTAL NET ASSETS - 100.00%			$964,760

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,069.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	8/10/2023	$168.83	24	$(1,068,096)	$(664,008)
Put Options
iShares 20+ Year Treasury Bond ETF	8/10/2023	117.42	85	(874,990)	(122,697)
iShares iBoxx $ Investment Grade Corporate Bond ETF	8/10/2023	113.84	87	(940,818)	(51,495)
S&P 500® Mini Index	8/10/2023	421.01	24	(1,068,096)	(3,349)
					(177,541)
TOTAL OPTIONS WRITTEN (Premiums Received $799,436)					$(841,549)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,069	$—	$—	$336,069
Purchased Options	—	1,191,744	—	1,191,744
Total Assets	$336,069	$1,191,744	$—	$1,527,813

Liabilities
Options Written	$—	$841,549	$—	$841,549
Total Liabilities	$—	$841,549	$—	$841,549

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,107,613	$84,131	$1,191,744
Liabilities - Written options	Options written, at value	$667,357	$174,192	$841,549

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$119,420	$(72,115)	$47,305
Written options	Written Options	(47,050)	51,194	4,144
		$72,370	$(20,921)	$51,449

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	34.83%
Purchased Options	123.54
Total Investments	158.37
Written Options	(87.24)
Assets in Excess of Other Liabilities	28.87
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.74%
iShares 0-3 Month Treasury Bond ETF (a)	976	$98,215
Schwab Short-Term U.S. Treasury ETF (a)	1,983	95,303
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,676
Vanguard Short-Term Treasury ETF (a)	1,657	95,659
TOTAL EXCHANGE TRADED FUNDS (Cost $339,658)		336,853

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.26% (b)(c)
CALL OPTIONS - 109.59%
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $411.04	16	$712,064	63,322
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $0.41	24	1,068,096	1,064,389
			1,127,711
PUT OPTIONS - 2.67%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.90	92	947,048	22,810
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.15	92	994,888	2,835
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $369.94	24	1,068,096	1,775
S&P 500® Mini Index, Expires 9/11/2023, Strike Price $164.83	24	1,068,096	44
			27,464
TOTAL PURCHASED OPTIONS (Cost $1,169,387)			1,155,175

Total Investments (Cost $1,509,045) - 145.00%			1,492,028
Liabilities in Excess of Other Assets - (45.00)%			(463,090)
TOTAL NET ASSETS - 100.00%			$1,028,938

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,853.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	9/11/2023	$164.83	24	$(1,068,096)	$(674,093)
Put Options
iShares 20+ Year Treasury Bond ETF	9/11/2023	108.32	92	(947,048)	(54,984)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	108.58	92	(994,888)	(16,177)
S&P 500® Mini Index	9/11/2023	411.04	24	(1,068,096)	(5,448)
					(76,609)
TOTAL OPTIONS WRITTEN (Premiums Received $787,511)					$(750,702)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Sep

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,853	$—	$—	$336,853
Purchased Options	—	1,155,175	—	1,155,175
Total Assets	$336,853	$1,155,175	$—	$1,492,028

Liabilities
Options Written	$—	$750,702	$—	$750,702
Total Liabilities	$—	$750,702	$—	$750,702

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,129,530	$25,645	$1,155,175
Liabilities - Written options	Options written, at value	$679,541	$71,161	$750,702

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$133,851	$(74,781)	$59,070
Written options	Written Options	(58,635)	80,230	21,595
		$75,216	$5,449	$80,665

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.74%
Purchased Options	112.26
Total Investments	145.00
Written Options	(72.95)
Assets in Excess of Other Liabilities	27.95
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.48%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,975
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	50,285
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	97,486
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	99,578
Vanguard Short-Term Treasury ETF (a)	748	43,182
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		334,506

	Principal
	Amount
U.S. TREASURY NOTE - 21.33%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	242,038
TOTAL U.S. TREASURY NOTE (Cost $245,063)		242,038

		Notional
	Contracts	Amount

PURCHASED OPTIONS - 118.91% (b)(c)
CALL OPTIONS - 118.76%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $361.24	17	$756,568	150,963
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $0.36	27	1,201,608	1,196,326
			1,347,289
PUT OPTIONS - 0.15%
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $325.12	27	1,201,608	1,541
S&P 500® Mini Index, Expires 10/10/2023, Strike Price $144.86	27	1,201,608	71
			1,612
TOTAL PURCHASED OPTIONS (Cost $1,092,878)			1,348,901

Total Investments (Cost $1,661,149) - 169.72%			1,925,445
Liabilities in Excess of Other Assets - (69.72)%			(790,927)
TOTAL NET ASSETS - 100.00%			$1,134,518

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $576,544.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	10/10/2023	$144.86	27	$(1,201,608)	$(812,167)
Put Options
S&P 500® Mini Index	10/10/2023	361.24	27	(1,201,608)	(3,031)
TOTAL OPTIONS WRITTEN (Premiums Received $676,579)					$(815,198)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$334,506	$—	$—	$334,506
U.S. Treasury Note	—	242,038	—	242,038
Purchased Options	—	1,348,901	—	1,348,901
Total Assets	$334,506	$1,590,939	$—	$1,925,445

Liabilities
Options Written	$—	$815,198	$—	$815,198
Total Liabilities	$—	$815,198	$—	$815,198

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,348,901	$—	$1,348,901
Liabilities - Written options	Options written, at value	$815,198	$—	$815,198

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$204,636	$—	$204,636
Written options	Written Options	(113,075)	—	(113,075)
		$91,561	$—	$91,561

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.48%
U.S. Treasury Note	21.33
Purchased Options	118.91
Total Investments	169.72
Written Options	(71.86)
Assets in Excess of Other Liabilities	2.14
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.40%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,573
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	49,203
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	96,009
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	97,286
Vanguard Short-Term Treasury ETF (a)	746	43,067
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		329,138

	Principal
	Amount

U.S. TREASURY NOTE - 22.34%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,700	241,850
TOTAL U.S. TREASURY NOTE (Cost $244,788)		241,850

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 112.88% (b)(c)
CALL OPTIONS - 112.50%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $395.64	19	$845,576	111,518
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $0.40	25	1,112,600	1,106,646
			1,218,164
PUT OPTIONS - 0.38%
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $356.07	25	1,112,600	3,921
S&P 500® Mini Index, Expires 11/10/2023, Strike Price $158.63	25	1,112,600	165
			4,086
TOTAL PURCHASED OPTIONS (Cost $1,090,428)			1,222,250

Total Investments (Cost $1,658,197) - 165.62%			1,793,237
Liabilities in Excess of Other Assets - (65.62)%			(710,484)
TOTAL NET ASSETS - 100.00%			$1,082,753

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $570,988.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	11/10/2023	$158.63	25	$(1,112,600)	$(719,084)
Put Options
S&P 500® Mini Index	11/10/2023	395.64	25	(1,112,600)	(8,586)
TOTAL OPTIONS WRITTEN (Premiums Received $667,881)					$(727,670)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$329,138	$—	$—	$329,138
U.S. Treasury Note	—	241,850	—	241,850
Purchased Options	—	1,222,250	—	1,222,250
Total Assets	$329,138	$1,464,100	$—	$1,793,238

Liabilities
Options Written	$—	$727,670	$—	$727,670
Total Liabilities	$—	$727,670	$—	$727,670

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,222,250	$—	$1,222,250
Liabilities - Written options	Options written, at value	$727,670	$—	$727,670

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$162,196	$—	$162,196
Written options	Written Options	(77,547)	—	(77,547)
		$84,649	$—	$84,649

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	30.40%
U.S. Treasury Note	22.34
Purchased Options	112.88
Total Investments	165.62
Written Options	(67.21)
Assets in Excess of Other Liabilities	1.59
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.29%
iShares 0-3 Month Treasury Bond ETF (a)	540	$54,340
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	547	59,153
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,697	118,711
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,507	119,097
Vanguard Short-Term Treasury ETF (a)	931	53,747
TOTAL EXCHANGE TRADED FUNDS (Cost $405,113)		405,048

	Principal Amount
U.S. TREASURY NOTE - 22.64%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$309,600	302,690
TOTAL U.S. TREASURY NOTE (Cost $303,615)		302,690

	Contracts	Notional Amount
PURCHASED OPTIONS - 112.96% (b)(c)
CALL OPTIONS - 112.41%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $399.06	23	$1,023,592	133,051
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $0.40	31	1,379,624	1,370,238
			1,503,289
PUT OPTIONS - 0.55%
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $359.15	31	1,379,624	6,968
S&P 500® Mini Index, Expires 12/11/2023, Strike Price $160.02	31	1,379,624	406
			7,374
TOTAL PURCHASED OPTIONS (Cost $1,360,415)			1,510,663

Total Investments (Cost $2,069,143) - 165.89%			2,218,401
Liabilities in Excess of Other Assets - (65.89)%			(881,177)
TOTAL NET ASSETS - 100.00%			$1,337,224

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $707,738.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
S&P 500® Mini Index	12/11/2023	$160.02	31	$(1,379,624)	$(887,948)
Put Options
S&P 500® Mini Index	12/11/2023	399.06	31	(1,379,624)	(14,642)
TOTAL OPTIONS WRITTEN (Premiums Received $833,141)					$(902,590)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund - Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$405,048	$—	$—	$405,048
U.S. Treasury Note	—	302,690	—	302,690
Purchased Options	—	1,510,663	—	1,510,663
Total Assets	$405,048	$1,813,353	$—	$2,218,401

Liabilities
Options Written	$—	$902,590	$—	$902,590
Total Liabilities	$—	$902,590	$—	$902,590

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,510,663	$—	$1,510,663
Liabilities - Written options	Options written, at value	$902,590	$—	$902,590

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$192,982	$—	$192,982
Written options	Written Options	(92,722)	—	(92,722)
		$100,260	$—	$100,260

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	30.29%
U.S. Treasury Note	22.64
Purchased Options	112.96
Total Investments	165.89
Written Options	(67.49)
Assets in Excess of Other Liabilities	1.60
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.36%
iShares 0-3 Month Treasury Bond ETF (a)	367	$36,931
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	374	40,445
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,513	80,692
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,023	80,848
Vanguard Short-Term Treasury ETF (a)	634	36,601
TOTAL EXCHANGE TRADED FUNDS (Cost $283,448)		275,517

	Principal Amount
U.S. TREASURY NOTE - 22.06%
United States Treasury Note, 0.125%, 1/15/2024 (a)	$212,900	207,076
TOTAL U.S. TREASURY NOTE (Cost $207,786)		207,076

	Contracts	Notional Amount
PURCHASED OPTIONS - 147.51% (b)(c)
CALL OPTIONS - 147.47%
Invesco QQQ Trust Series 1, Expires 1/10/2024, Strike Price $272.83	30	$1,108,260	316,303
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $391.96	21	934,584	139,863
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $0.43	21	934,584	927,930
			1,384,096
PUT OPTIONS - 0.04%
S&P 500® Mini Index, Expires 1/10/2024, Strike Price $157.20	21	934,584	421
TOTAL PURCHASED OPTIONS (Cost $1,000,524)			1,384,517

Total Investments (Cost $1,491,758) - 198.93%			1,867,110
Liabilities in Excess of Other Assets - (98.93)%			(928,591)
TOTAL NET ASSETS - 100.00%			$938,519

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $482,593.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	1/10/2024	$293.84	30	$(1,108,260)	$(258,502)
S&P 500® Mini Index	1/10/2024	422.10	21	(934,584)	(86,078)
S&P 500® Mini Index	1/10/2024	157.20	21	(934,584)	(608,674)
					(953,254)
Put Options
S&P 500® Mini Index	1/10/2024	352.77	21	(934,584)	(5,239)
TOTAL OPTIONS WRITTEN (Premiums Received $638,434)					$(958,493)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$275,517	$—	$—	$275,517
U.S. Treasury Note	—	207,076	—	207,076
Purchased Options	—	1,384,517	—	1,384,517
Total Assets	$275,517	$1,591,593	$—	$1,867,110

Liabilities
Options Written	$—	$958,493	$—	$958,493
Total Liabilities	$—	$958,493	$—	$958,493

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,384,517	$—	$1,384,517
Liabilities - Written options	Options written, at value	$958,493	$—	$958,493

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(317,210)	$248,712	$(68,498)
Written options	Written Options	257,765	(306,702)	(48,937)
		$(59,445)	$(57,990)	$(117,435)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$731,505	$(302,576)	$428,929
Written options	Written Options	(580,534)	359,811	(220,723)
		$150,971	$57,235	$208,206

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	29.36%
U.S. Treasury Note	22.06
Purchased Options	147.51
Total Investments	198.93
Written Options	(102.12)
Assets in Excess of Other Liabilities	3.19
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.09%
iShares 0-3 Month Treasury Bond ETF (a)	407	$40,956
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	418	45,203
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,792	89,651
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,138	89,936
Vanguard Short-Term Treasury ETF (a)	705	40,700
TOTAL EXCHANGE TRADED FUNDS (Cost $312,482)		306,446

	Principal Amount
U.S. TREASURY NOTE - 22.48%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$236,500	228,932
TOTAL U.S. TREASURY NOTE (Cost $229,595)		228,932

	Contracts	Notional Amount

PURCHASED OPTIONS - 138.23% (b)(c)
CALL OPTIONS - 138.17%
Invesco QQQ Trust Series 1, Expires 2/12/2024, Strike Price $299.70	32	$1,182,144	266,022
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $409.09	23	1,023,592	125,553
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $0.45	23	1,023,592	1,015,592
			1,407,167
PUT OPTIONS - 0.06%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $164.07	23	1,023,592	600
TOTAL PURCHASED OPTIONS (Cost $1,078,815)			1,407,767

Total Investments (Cost $1,620,892) - 190.80%			1,943,145
Liabilities in Excess of Other Assets - (90.80)%			(924,701)
TOTAL NET ASSETS - 100.00%			$1,018,444

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $535,378.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	2/12/2024	$322.18	32	$(1,182,144)	$(204,346)
S&P 500® Mini Index	2/12/2024	439.73	23	(1,023,592)	(70,233)
S&P 500® Mini Index	2/12/2024	164.07	23	(1,023,592)	(652,585)
					(927,164)
Put Options
S&P 500® Mini Index	2/12/2024	368.18	23	(1,023,592)	(9,064)
TOTAL OPTIONS WRITTEN (Premiums Received $682,593)					$(936,228)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$306,446	$—	$—	$306,446
U.S. Treasury Note	—	228,932	—	228,932
Purchased Options	—	1,407,767	—	1,407,767
Total Assets	$306,446	$1,636,699	$—	$1,943,145

Liabilities
Options Written	$—	$936,228	$—	$936,228
Total Liabilities	$—	$936,228	$—	$936,228

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,407,767	$—	$1,407,767
Liabilities - Written options	Options written, at value	$936,228	$—	$936,228

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(312,773)	$203,342	$(109,431)
Written options	Written Options	293,009	(262,342)	30,667
		$(19,764)	$(59,000)	$(78,764)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Purchased options	$653,363	$(252,759)	$400,604
Written options	Written Options	(514,077)	307,209	(206,868)
		$139,286	$54,450	$193,736

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.09%
U.S. Treasury Note	22.48
Purchased Options	138.23
Total Investments	190.80
Written Options	(91.93)
Assets in Excess of Other Liabilities	1.13
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.15%
iShares 0-3 Month Treasury Bond ETF (a)	391	$39,346
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	406	43,905
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,710	87,018
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,108	87,566
Vanguard Short-Term Treasury ETF (a)	680	39,256
TOTAL EXCHANGE TRADED FUNDS (Cost $299,262)		297,091

	Principal Amount
U.S. TREASURY NOTE - 22.31%
United States Treasury Note, 0.250%, 3/15/2024 (a)	$227,900	219,851
TOTAL U.S. TREASURY NOTE (Cost $220,368)		219,851

	Contracts	Notional Amount
PURCHASED OPTIONS - 149.61% (b)(c)
CALL OPTIONS - 149.54%
Invesco QQQ Trust Series 1, Expires 3/11/2024, Strike Price $288.55	30	$1,108,260	284,568
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $386.21	23	1,023,592	174,686
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $0.42	23	1,023,592	1,014,272
			1,473,526
PUT OPTIONS - 0.07%
S&P 500® Mini Index, Expires 3/11/2024, Strike Price $154.89	23	1,023,592	676
TOTAL PURCHASED OPTIONS (Cost $1,075,093)			1,474,202

Total Investments (Cost $1,594,723) - 202.07%			1,991,144
Liabilities in Excess of Other Assets - (102.07)%			(1,005,767)
TOTAL NET ASSETS - 100.00%			$985,377

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $516,942.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	3/11/2024	$309.61	30	$(1,108,260)	$(229,707)
S&P 500® Mini Index	3/11/2024	414.36	23	(1,023,592)	(120,397)
S&P 500® Mini Index	3/11/2024	154.89	23	(1,023,592)	(673,112)
					(1,023,216)
Put Options
S&P 500® Mini Index	3/11/2024	347.59	23	(1,023,592)	(7,649)
TOTAL OPTIONS WRITTEN (Premiums Received $693,288)					$(1,030,865)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$297,091	$—	$—	$297,091
U.S. Treasury Note	—	219,851	—	219,851
Purchased Options	—	1,474,202	—	1,474,202
Total Assets	$297,091	$1,694,053	$—	$1,991,144

Liabilities
Options Written	$—	$1,030,865	$—	$1,030,865
Total Liabilities	$—	$1,030,865	$—	$1,030,865

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,474,202	$—	$1,474,202
Liabilities - Written options	Options written, at value	$1,030,865	$—	$1,030,865

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(296,865)	$136,079	$(160,786)
Written options	Written Options	280,643	(195,057)	85,586
		$(16,222)	$(58,978)	$(75,200)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$699,085	$(183,799)	$515,286
Written options	Written Options	(588,057)	243,126	(344,931)
		$111,028	$59,327	$170,355

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.15%
U.S. Treasury Note	22.31
Purchased Options	149.61
Total Investments	202.07
Written Options	(104.62)
Assets in Excess of Other Liabilities	2.55
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.03%
iShares 0-3 Month Treasury Bond ETF (a)	411	$41,359
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	416	44,986
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,810	90,230
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,138	89,936
Vanguard Short-Term Treasury ETF (a)	710	40,988
TOTAL EXCHANGE TRADED FUNDS (Cost $311,292)		307,499

	Principal Amount
U.S. TREASURY NOTE - 23.14%
United States Treasury Note, 0.375%, 4/15/2024 (a)	$238,500	229,248
TOTAL U.S. TREASURY NOTE (Cost $230,762)		229,248

	Contracts	Notional Amount
PURCHASED OPTIONS - 136.60% (b)(c)
CALL OPTIONS - 136.51%
Invesco QQQ Trust Series 1, Expires 4/10/2024, Strike Price $317.87	29	$1,071,318	207,259
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $410.95	23	1,023,592	132,141
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $0.45	23	1,023,592	1,013,242
			1,352,642
PUT OPTIONS - 0.09%
S&P 500® Mini Index, Expires 4/10/2024, Strike Price $164.82	23	1,023,592	867
TOTAL PURCHASED OPTIONS (Cost $1,129,840)			1,353,509

Total Investments (Cost $1,671,894) - 190.77%			1,890,256
Liabilities in Excess of Other Assets - (90.77)%			(899,403)
TOTAL NET ASSETS - 100.00%			$990,853

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $536,747.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	4/10/2024	$338.53	29	$(1,071,318)	$(160,002)
S&P 500® Mini Index	4/10/2024	437.62	23	(1,023,592)	(84,955)
S&P 500® Mini Index	4/10/2024	164.82	23	(1,023,592)	(651,990)
					(896,947)
Put Options
S&P 500® Mini Index	4/10/2024	369.86	23	(1,023,592)	(12,445)
TOTAL OPTIONS WRITTEN (Premiums Received $725,749)					$(909,392)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$307,499	$—	$—	$307,499
U.S. Treasury Note	—	229,248	—	229,248
Purchased Options	—	1,353,509	—	1,353,509
Total Assets	$307,499	$1,582,757	$—	$1,890,256

Liabilities
Options Written	$—	$909,392	$—	$909,392
Total Liabilities	$—	$909,392	$—	$909,392

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,353,509	$—	$1,353,509
Liabilities - Written options	Options written, at value	$909,392	$—	$909,392

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(267,413)	$1,146	$(266,267)
Written options	Written Options	249,210	(66,007)	183,203
		$(18,203)	$(64,861)	$(83,064)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$552,753	$(98,962)	$453,791
Written options	Written Options	(437,880)	151,429	(286,451)
		$114,873	$52,467	$167,340

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.03%
U.S. Treasury Note	23.14
Purchased Options	136.60
Total Investments	190.77
Written Options	(91.78)
Assets in Excess of Other Liabilities	1.01
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.93%
iShares 0-3 Month Treasury Bond ETF (a)	446	$44,881
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	458	49,528
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,061	98,289
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,244	98,314
Vanguard Short-Term Treasury ETF (a)	773	44,625
TOTAL EXCHANGE TRADED FUNDS (Cost $338,964)		335,637

	Principal Amount
U.S. TREASURY NOTE - 22.95%
United States Treasury Note, 0.250%, 5/15/2024 (a)	$260,400	249,038
TOTAL U.S. TREASURY NOTE (Cost $250,730)		249,038

	Contracts	Notional Amount
PURCHASED OPTIONS - 134.12% (b)(c)
CALL OPTIONS - 134.02%
Invesco QQQ Trust Series 1, Expires 5/10/2024, Strike Price $325.14	31	$1,145,202	210,000
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $413.80	25	1,112,600	143,791
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $0.46	25	1,112,600	1,100,426
			1,454,217
PUT OPTIONS - 0.10%
S&P 500® Mini Index, Expires 5/10/2024, Strike Price $165.96	25	1,112,600	1,048
TOTAL PURCHASED OPTIONS (Cost $1,232,560)			1,455,265

Total Investments (Cost $1,822,254) - 188.00%			2,039,940
Liabilities in Excess of Other Assets - (88.00)%			(954,860)
TOTAL NET ASSETS - 100.00%			$1,085,080

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $584,675.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	5/10/2024	$345.62	31	$(1,145,202)	$(161,860)
S&P 500® Mini Index	5/10/2024	439.83	25	(1,112,600)	(94,766)
S&P 500® Mini Index	5/10/2024	165.96	25	(1,112,600)	(706,879)
					(963,505)
Put Options
S&P 500® Mini Index	5/10/2024	372.43	25	(1,112,600)	(15,825)
TOTAL OPTIONS WRITTEN (Premiums Received $789,751)					$(979,330)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$335,637	$—	$—	$335,637
U.S. Treasury Note	—	249,038	—	249,038
Purchased Options	—	1,455,265	—	1,455,265
Total Assets	$335,637	$1,704,303	$—	$2,039,940

Liabilities
Options Written	$—	$979,330	$—	979,330
Total Liabilities	$—	$979,330	$—	$979,330

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,455,265	$—	$1,455,265
Liabilities - Written options	Options written, at value	$979,330	$—	$979,330

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(67,274)	$(39,319)	$(106,593)
Written options	Written Options	161,218	(3,844)	157,374
		$93,944	$(43,163)	$50,781

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$428,041	$(34,561)	$393,480
Written options	Written Options	(380,456)	67,869	(312,587)
		$47,585	$33,308	$80,893

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.93%
U.S. Treasury Note	22.95
Purchased Options	134.12
Total Investments	188.00
Written Options	(90.26)
Assets in Excess of Other Liabilities	2.26
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 32.26%
iShares 0-3 Month Treasury Bond ETF (a)	476	$47,900
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	497	53,745
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,304	106,092
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,348	106,533
Vanguard Short-Term Treasury ETF (a)	829	47,858
TOTAL EXCHANGE TRADED FUNDS (Cost $360,846)		362,128

	Principal Amount
U.S. TREASURY NOTE - 23.57%
United States Treasury Note, 0.250%, 6/15/2024 (a)	$277,800	264,530
TOTAL U.S. TREASURY NOTE (Cost $265,108)		264,530

	Contracts	Notional Amount
PURCHASED OPTIONS - 119.76% (b)(c)
CALL OPTIONS - 119.64%
Invesco QQQ Trust Series 1, Expires 6/10/2024, Strike Price $360.49	30	$1,108,260	132,866
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $433.95	25	1,112,600	111,127
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $0.47	25	1,112,600	1,099,071
			1,343,064
PUT OPTIONS - 0.12%
S&P 500® Mini Index, Expires 6/10/2024, Strike Price $174.04	25	1,112,600	1,295
TOTAL PURCHASED OPTIONS (Cost $1,283,644)			1,344,359

Total Investments (Cost $1,909,598) - 175.59%			1,971,017
Liabilities in Excess of Other Assets - (75.59)%			(848,516)
TOTAL NET ASSETS - 100.00%			$1,122,501

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $626,658.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	6/10/2024	$383.92	30	$(1,108,260)	$(90,303)
S&P 500® Mini Index	6/10/2024	462.11	25	(1,112,600)	(64,009)
S&P 500® Mini Index	6/10/2024	174.04	25	(1,112,600)	(688,386)
					(842,698)
Put Options
S&P 500® Mini Index	6/10/2024	390.56	25	(1,112,600)	(22,525)
TOTAL OPTIONS WRITTEN (Premiums Received $816,981)					$(865,223)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$362,128	$—	$—	$362,128
U.S. Treasury Note	—	264,530	—	264,530
Purchased Options	—	1,344,359	—	1,344,359
Total Assets	$362,128	$1,608,889	$—	$1,971,017

Liabilities
Options Written	$—	$865,223	$—	$865,223
Total Liabilities	$—	$865,223	$—	$865,223

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,344,359	$—	$1,344,359
Liabilities - Written options	Options written, at value	$865,223	$—	$865,223

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$253,590	$(34,458)	$219,132
Written options	Written Options	(103,414)	(11,526)	(114,940)
		$150,176	$(45,984)	$104,192

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$205,059	$(31,332)	$173,727
Written options	Written Options	(194,833)	58,464	(136,369)
		$10,226	$27,132	$37,358

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	32.26%
U.S. Treasury Note	23.57
Purchased Options	119.76
Total Investments	175.59
Written Options	(77.08)
Assets in Excess of Other Liabilities	1.49
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.33%
iShares 0-3 Month Treasury Bond ETF (a)	985	$99,121
Schwab Short-Term U.S. Treasury ETF (a)	1,976	94,967
SPDR Portfolio Short Term Treasury ETF (a)	1,650	47,504
Vanguard Short-Term Treasury ETF (a)	1,651	95,311
TOTAL EXCHANGE TRADED FUNDS (Cost $341,258)		336,903

	Contracts	Notional Amount
PURCHASED OPTIONS - 146.96% (b)(c)
CALL OPTIONS - 142.26%
Invesco QQQ Trust Series 1, Expires 7/10/2023, Strike Price $289.04	34	$1,256,028	274,701
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $384.23	26	1,152,528	154,629
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $0.38	26	1,152,528	1,151,063
			1,580,393
PUT OPTIONS - 4.70%
iShares 20+ Year Treasury Bond ETF, Expires 7/10/2023, Strike Price $108.66	87	895,578	51,609
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 7/10/2023, Strike Price $105.43	90	973,260	512
SPDR S&P 500® Trust ETF, Expires 7/10/2023, Strike Price $154.08	26	1,152,528	—
			52,121
TOTAL PURCHASED OPTIONS (Cost $1,304,329)			1,632,514

Total Investments (Cost $1,645,587) - 177.29%			1,969,417
Liabilities in Excess of Other Assets - (77.29)%			(858,539)
TOTAL NET ASSETS - 100.00%			$1,110,878

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,903.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	7/10/2023	$313.46	34	$(1,256,028)	$(191,837)
SPDR S&P 500® Trust ETF	7/10/2023	416.71	26	(1,152,528)	(70,426)
SPDR S&P 500® Trust ETF	7/10/2023	154.08	26	(1,152,528)	(752,028)
					(1,014,291)
Put Options
iShares 20+ Year Treasury Bond ETF	7/10/2023	114.38	87	(895,578)	(101,246)
iShares iBoxx $ Investment Grade Corporate
Bond ETF	7/10/2023	110.98	90	(973,260)	(28,793)
SPDR S&P 500® Trust ETF	7/10/2023	345.81	26	(1,152,528)	(41)
					(130,080)
TOTAL OPTIONS WRITTEN (Premiums Received $919,804)					$(1,144,371)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$336,903	$—	$—	$336,903
Purchased Options	—	1,632,514	—	1,632,514
Total Assets	$336,903	$1,632,514	$—	$1,969,417

Liabilities
Options Written	$—	$1,144,371	$—	$1,144,371
Total Liabilities	$—	$1,144,371	$—	$1,144,371

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,580,393	$52,121	$1,632,514
Liabilities - Written options	Options written, at value	$1,014,332	$130,039	$1,144,371

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$475,988	$(75,663)	$400,325
Written options	Written Options	(333,258)	61,119	(272,139)
		$142,730	$(14,544)	$128,186

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.33%
Purchased Options	146.96
Total Investments	177.29
Written Options	(103.02)
Assets in Excess of Other Liabilities	25.73
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 31.90%
iShares 0-3 Month Treasury Bond ETF (a)	980	$98,617
Schwab Short-Term U.S. Treasury ETF (a)	1,980	95,159
SPDR Portfolio Short Term Treasury ETF (a)	1,653	47,590
Vanguard Short-Term Treasury ETF (a)	1,654	95,485
TOTAL EXCHANGE TRADED FUNDS (Cost $341,221)		336,851

	Contracts	Notional Amount
PURCHASED OPTIONS - 128.39% (b)(c)
CALL OPTIONS - 120.44%
Invesco QQQ Trust Series 1, Expires 8/10/2023, Strike Price $325.93	31	$1,145,202	143,511
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $419.99	24	1,063,872	65,456
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $0.42	24	1,063,872	1,062,889
			1,271,856
PUT OPTIONS - 7.95%
iShares 20+ Year Treasury Bond ETF, Expires 8/10/2023, Strike Price $111.53	85	874,990	73,759
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 8/10/2023, Strike Price $108.13	88	951,632	10,240
SPDR S&P 500® Trust ETF, Expires 8/10/2023, Strike Price $168.42	24	1,063,872	35
			84,034
TOTAL PURCHASED OPTIONS (Cost $1,294,323)			1,355,890

Total Investments (Cost $1,635,544) - 160.29%			1,692,741
Liabilities in Excess of Other Assets - (60.29)%			(636,684)
TOTAL NET ASSETS - 100.00%			$1,056,057

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $336,851.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	8/10/2023	$352.04	31	$(1,145,202)	$(69,709)
SPDR S&P 500® Trust ETF	8/10/2023	453.63	24	(1,063,872)	(7,121)
SPDR S&P 500® Trust ETF	8/10/2023	168.42	24	(1,063,872)	(662,146)
					(738,976)
Put Options
iShares 20+ Year Treasury Bond ETF	8/10/2023	117.40	85	(874,990)	(122,529)
iShares iBoxx $ Investment Grade Corporate
Bond ETF	8/10/2023	113.82	88	(951,632)	(51,914)
SPDR S&P 500® Trust ETF	8/10/2023	377.99	24	(1,063,872)	(809)
					(175,252)
TOTAL OPTIONS WRITTEN (Premiums Received $901,951)					$(914,228)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$—	$1,355,890	$—	$1,355,890
Exchange Traded Funds	336,851	—	—	336,851
Total Assets	$336,851	$1,355,890	$—	$1,692,741

Liabilities
Options Written	$—	$914,228	$—	$914,228
Total Liabilities	$—	$914,228	$—	$914,228

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,271,891	$83,999	$1,355,890
Liabilities - Written options	Options written, at value	$739,785	$174,443	$914,228

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$315,219	$(72,480)	$242,739
Written options	Written Options	(148,376)	51,593	(96,783)
		$166,843	$(20,887)	$145,956

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	31.90%
Purchased Options	128.39
Total Investments	160.29
Written Options	(86.57)
Assets in Excess of Other Liabilities	26.28
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.43%
iShares 0-3 Month Treasury Bond ETF (a)	977	$98,316
Schwab Short-Term U.S. Treasury ETF (a)	1,984	95,351
SPDR Portfolio Short Term Treasury ETF (a)	1,656	47,676
Vanguard Short-Term Treasury ETF (a)	1,658	95,716
TOTAL EXCHANGE TRADED FUNDS (Cost $339,865)		337,059

	Contracts	Notional Amount
PURCHASED OPTIONS - 124.43% (b)(c)
CALL OPTIONS - 122.13%
Invesco QQQ Trust Series 1, Expires 9/11/2023, Strike Price $310.74	31	$1,145,202	196,050
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $410.97	24	1,063,872	93,763
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $0.41	24	1,063,872	1,063,104
			1,352,917
PUT OPTIONS - 2.30%
iShares 20+ Year Treasury Bond ETF, Expires 9/11/2023, Strike Price $102.88	92	947,048	22,721
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 9/11/2023, Strike Price $103.13	92	994,888	2,819
SPDR S&P 500® Trust ETF, Expires 9/11/2023, Strike Price $164.80	24	1,063,872	52
			25,592
TOTAL PURCHASED OPTIONS (Cost $1,280,578)			1,378,509

Total Investments (Cost $1,620,443) - 154.86%			1,715,568
Liabilities in Excess of Other Assets - (54.86)%			(607,741)
TOTAL NET ASSETS - 100.00%			$1,107,827

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $337,059.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	9/11/2023	$336.81	31	$(1,145,202)	$(121,308)
SPDR S&P 500® Trust ETF	9/11/2023	445.45	24	(1,063,872)	(25,556)
SPDR S&P 500® Trust ETF	9/11/2023	164.80	24	(1,063,872)	(672,884)
					(819,748)
Put Options
iShares 20+ Year Treasury Bond ETF	9/11/2023	108.30	92	(947,048)	(54,838)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9/11/2023	108.56	92	(994,888)	(16,086)
SPDR S&P 500® Trust ETF	9/11/2023	369.87	24	(1,063,872)	(1,749)
					(72,673)
TOTAL OPTIONS WRITTEN (Premiums Received $896,303)					$(892,421)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$337,059	$—	$—	$337,059
Purchased Options	—	1,378,509	—	1,378,509
Total Assets	$337,059	$1,378,509	$—	$1,715,568

Liabilities
Options Written	$—	$892,421	$—	$892,421
Total Liabilities	$—	$892,421	$—	$892,421

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,352,969	$25,540	$1,378,509
Liabilities - Written options	Options written, at value	$821,497	$70,924	$892,421

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$363,763	$(74,713)	$289,050
Written options	Written Options	(209,095)	80,248	(128,847)
		$154,668	$5,535	$160,203

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	30.43%
Purchased Options	124.43
Total Investments	154.86
Written Options	(80.56)
Assets in Excess of Other Liabilities	25.70
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 28.59%
iShares 0-3 Month Treasury Bond ETF (a)	437	$43,975
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	465	50,285
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	3,036	97,486
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,260	99,578
Vanguard Short-Term Treasury ETF (a)	748	43,182
TOTAL EXCHANGE TRADED FUNDS (Cost $323,208)		334,506

	Principal Amount
U.S. TREASURY NOTE - 20.69%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,900	242,038
TOTAL U.S. TREASURY NOTE (Cost $245,063)		242,038

	Contracts	Notional Amount
PURCHASED OPTIONS - 155.25% (b)(c)
CALL OPTIONS - 155.24%
Invesco QQQ Trust Series 1, Expires 10/10/2023, Strike Price $266.41	36	$1,329,912	385,822
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $360.02	27	1,196,856	238,619
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $0.36	27	1,196,856	1,191,920
			1,816,361
PUT OPTIONS - 0.01%
SPDR S&P 500® Trust ETF, Expires 10/10/2023, Strike Price $144.37	27	1,196,856	89
TOTAL PURCHASED OPTIONS (Cost $1,210,165)			1,816,450

Total Investments (Cost $1,778,436) - 204.53%			2,392,994
Liabilities in Excess of Other Assets - (104.53)%			(1,222,950)
TOTAL NET ASSETS - 100.00%			$1,170,044

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $576,544.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	10/10/2023	$293.61	36	$(1,329,912)	$(291,639)
SPDR S&P 500® Trust ETF	10/10/2023	396.78	27	(1,196,856)	(144,781)
SPDR S&P 500® Trust ETF	10/10/2023	144.37	27	(1,196,856)	(809,080)
					(1,245,500)
Put Options
SPDR S&P 500® Trust ETF	10/10/2023	324.02	27	(1,196,856)	(1,583)
TOTAL OPTIONS WRITTEN (Premiums Received $793,928)					$(1,247,083)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$334,506	$—	$—	$334,506
U.S. Treasury Note	—	242,038	—	242,038
Purchased Options	—	1,816,450	—	1,816,450
Total Assets	$334,506	$2,058,488	$—	$2,392,994

Liabilities
Options Written	$—	$1,247,083	$—	$1,247,083
Total Liabilities	$—	$1,247,083	$—	$1,247,083

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,816,450	$—	$1,816,450
Liabilities - Written options	Options written, at value	$1,247,083	$—	$1,247,083

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$547,824	$—	$547,824
Written options	Written Options	(436,154)	—	(436,154)
		$111,670	$—	$111,670

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	28.59%
U.S. Treasury Note	20.69
Purchased Options	155.25
Total Investments	204.53
Written Options	(106.59)
Assets in Excess of Other Liabilities	2.06
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.11%
iShares 0-3 Month Treasury Bond ETF (a)	433	$43,573
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	455	49,203
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,990	96,009
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,231	97,286
Vanguard Short-Term Treasury ETF (a)	746	43,067
TOTAL EXCHANGE TRADED FUNDS (Cost $322,981)		329,138

	Principal Amount
U.S. TREASURY NOTE - 21.40%
United States Treasury Note, 0.625%, 10/15/2024 (a)	$256,800	241,944
TOTAL U.S. TREASURY NOTE (Cost $244,883)		241,944

	Contracts	Notional Amount
PURCHASED OPTIONS - 139.45% (b)(c)
CALL OPTIONS - 139.43%
Invesco QQQ Trust Series 1, Expires 11/10/2023, Strike Price $282.75	35	$1,292,970	326,300
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $394.69	25	1,108,200	146,127
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $0.39	25	1,108,200	1,103,734
			1,576,161
PUT OPTIONS - 0.02%
SPDR S&P 500® Trust ETF, Expires 11/10/2023, Strike Price $158.27	25	1,108,200	232
TOTAL PURCHASED OPTIONS (Cost $1,215,386)			1,576,393

Total Investments (Cost $1,783,250) - 189.96%			2,147,475
Liabilities in Excess of Other Assets - (89.96)%			(1,016,996)
TOTAL NET ASSETS - 100.00%			$1,130,479

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $571,082.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	11/10/2023	$308.14	35	$(1,292,970)	$(243,621)
SPDR S&P 500® Trust ETF	11/10/2023	430.13	25	(1,108,200)	(69,772)
SPDR S&P 500® Trust ETF	11/10/2023	158.27	25	(1,108,200)	(717,080)
					(1,030,473)
Put Options
SPDR S&P 500® Trust ETF	11/10/2023	355.22	25	(1,108,200)	(3,971)
TOTAL OPTIONS WRITTEN (Premiums Received $793,056)					$(1,034,444)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$329,138	$—	$—	$329,138
U.S. Treasury Note	—	241,944	—	241,944
Purchased Options	—	1,576,393	—	1,576,393
Total Assets	$329,138	$1,818,337	$—	$2,147,475

Liabilities
Options Written	$—	$1,034,444	$—	$1,034,444
Total Liabilities	$—	$1,034,444	$—	$1,034,444

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,576,393	$—	$1,576,393
Liabilities - Written options	Options written, at value	$1,034,444	$—	$1,034,444

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$466,420	$—	$466,420
Written options	Written Options	(331,480)	—	(331,480)
		$134,940	$—	$134,940

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.11%
U.S. Treasury Note	21.40
Purchased Options	139.45
Total Investments	189.96
Written Options	(91.50)
Assets in Excess of Other Liabilities	1.54
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 29.05%
iShares 0-3 Month Treasury Bond ETF (a)	432	$43,472
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	438	47,365
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,957	94,949
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,206	95,311
Vanguard Short-Term Treasury ETF (a)	745	43,009
TOTAL EXCHANGE TRADED FUNDS (Cost $324,157)		324,106

	Principal Amount
U.S. TREASURY NOTE - 21.70%
United States Treasury Note, 0.750%, 12/31/2023 (a)	$247,600	242,073
TOTAL U.S. TREASURY NOTE (Cost $242,813)		242,073

	Contracts	Notional Amount
PURCHASED OPTIONS - 140.05% (b)(c)
CALL OPTIONS - 140.03%
Invesco QQQ Trust Series 1, Expires 12/11/2023, Strike Price $285.58	34	$1,256,028	314,235
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $398.95	25	1,108,200	143,686
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $0.40	25	1,108,200	1,104,035
			1,561,956
PUT OPTIONS - 0.02%
SPDR S&P 500® Trust ETF, Expires 12/11/2023, Strike Price $159.98	25	1,108,200	265
TOTAL PURCHASED OPTIONS (Cost $1,222,710)			1,562,221

Total Investments (Cost $1,789,680) - 190.80%			2,128,400
Liabilities in Excess of Other Assets - (90.80)%			(1,012,900)
TOTAL NET ASSETS - 100.00%			$1,115,500

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $566,179.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
Invesco QQQ Trust Series 1	12/11/2023	$310.97	34	$(1,256,028)	$(235,642)
SPDR S&P 500® Trust ETF	12/11/2023	434.42	25	(1,108,200)	(69,677)
SPDR S&P 500® Trust ETF	12/11/2023	159.98	25	(1,108,200)	(715,119)
					(1,020,438)
Put Options
SPDR S&P 500® Trust ETF	12/11/2023	359.06	25	(1,108,200)	(5,539)
TOTAL OPTIONS WRITTEN (Premiums Received $795,729)					$(1,025,977)

The accompanying notes are an integral part of these financial statements.

Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$324,106	$—	$—	$324,106
U.S. Treasury Note	—	242,073	—	242,073
Purchased Options	—	1,562,221	—	1,562,221
Total Assets	$324,106	$1,804,294	$—	$2,128,400

Liabilities
Options Written	$—	$1,025,977	$—	$1,025,977
Total Liabilities	$—	$1,025,977	$—	$1,025,977

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,562,221	$—	$1,562,221
Liabilities - Written options	Options written, at value	$1,025,977	$—	$1,025,977

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$451,158	$—	$451,158
Written options	Written Options	(317,750)	—	(317,750)
		$133,408	$—	$133,408

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	29.05%
U.S. Treasury Note	21.70
Purchased Options	140.05
Total Investments	190.80
Written Options	(91.97)
Assets in Excess of Other Liabilities	1.17
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 62.41%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,974	$78,467
Invesco BulletShares 2029 Corporate Bond ETF (a)	11,780	211,395
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,186	78,057
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,356	210,042
TOTAL EXCHANGE TRADED FUNDS (Cost $660,975)		577,961

	Principal Amount
U.S. TREASURY NOTE - 21.41%
United States Treasury Note, 0.750%, 1/31/2028 (a)	$231,200	198,286
TOTAL U.S. TREASURY NOTE (Cost $221,776)		198,286

	Contracts	Notional Amount
PURCHASED OPTIONS - 20.73% (b)(c)
CALL OPTIONS - 20.73%
S&P 500® Mini Index, Expires 1/10/2028, Strike Price $467.03	23	$1,023,592	191,973
TOTAL PURCHASED OPTIONS (Cost $207,500)			191,973

Total Investments (Cost $1,090,251) - 104.55%			968,220
Liabilities in Excess of Other Assets - (4.55)%			(42,091)
TOTAL NET ASSETS - 100.00%			$926,129

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $776,247.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
S&P 500® Mini Index	1/10/2028	$373.62	21	$(934,584)	$(59,901)
TOTAL OPTIONS WRITTEN (Premiums Received $86,357)					$(59,901)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$577,961	$—	$—	$577,961
U.S. Treasury Note	—	198,286	—	198,286
Purchased Options	—	191,973	—	191,973
Total Assets	$577,961	$390,259	$—	$968,220

Liabilities
Options Written	$—	$59,901	$—	$59,901
Total Liabilities	$—	$59,901	$—	$59,901

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$191,973	$—	$191,973
Liabilities - Written options	Options written, at value	$59,901	$—	$59,901

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$52,840	$—	$52,840
Written options	Written Options	36,857	—	36,857
		$89,697	$—	$89,697

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	62.41%
U.S. Treasury Note	21.41
Purchased Options	20.73
Total Investments	104.55
Written Options	(6.47)
Assets in Excess of Other Liabilities	1.92
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 56.61%
Invesco BulletShares 2028 Corporate Bond ETF (a)	6,641	$131,127
Invesco BulletShares 2029 Corporate Bond ETF (a)	21,357	383,257
iShares iBonds Dec 2028 Term Corporate ETF (a)	5,318	130,291
iShares iBonds Dec 2029 Term Corporate ETF (a)	16,950	380,528
TOTAL EXCHANGE TRADED FUNDS (Cost $1,062,856)		1,025,203

	Principal
	Amount
U.S. TREASURY NOTE - 19.28%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$399,800	349,146
TOTAL U.S. TREASURY NOTE (Cost $368,620)		349,146

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 27.67% (b)(c)
CALL OPTIONS - 27.67%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.28	50	$2,225,200	501,037
TOTAL PURCHASED OPTIONS (Cost $440,407)			501,037

Total Investments (Cost $1,871,883) - 103.56%			1,875,386
Liabilities in Excess of Other Assets - (3.56)%			(64,419)
TOTAL NET ASSETS - 100.00%			$1,810,967

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,374,349.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Put Options
S&P 500® Mini Index	4/10/2028	$353.03	40	$(1,780,160)	$(101,207)
TOTAL OPTIONS WRITTEN (Premiums Received $147,666)					$(101,207)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$1,025,203	$—	$—	$1,025,203
U.S. Treasury Note	—	349,146	—	349,146
Purchased Options	—	501,037	—	501,037
Total Assets	$1,025,203	$850,183	$—	$1,875,386

Liabilities
Options Written	$—	$101,207	$—	$101,207
Total Liabilities	$—	$101,207	$—	$101,207

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$501,037	$—	$501,037
Liabilities - Written options	Options written, at value	$101,207	$—	$101,207

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$132,124	$—	$132,124
Written options	Written Options	60,933	—	60,933
		$193,057	$—	$193,057

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	56.61%
U.S. Treasury Note	19.28
Purchased Options	27.67
Total Investments	103.56
Written Options	(5.59)
Assets in Excess of Other Liabilities	2.03
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 49.11%
Invesco BulletShares 2028 Corporate Bond ETF (a)	9,557	$188,703
Invesco BulletShares 2029 Corporate Bond ETF (a)	30,868	553,935
iShares iBonds Dec 2028 Term Corporate ETF (a)	7,686	188,307
iShares iBonds Dec 2029 Term Corporate ETF (a)	24,590	552,046
TOTAL EXCHANGE TRADED FUNDS (Cost $1,506,334)		1,482,991

	Principal
	Amount
U.S. TREASURY NOTE - 16.82%
United States Treasury Note, 1.000%, 7/31/2028 (a)	$592,200	507,811
TOTAL U.S. TREASURY NOTE (Cost $530,600)		507,811

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 36.41% (b)(c)
CALL OPTIONS - 36.41%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.44	82	$3,649,328	1,099,462
TOTAL PURCHASED OPTIONS (Cost $857,722)			1,099,462

Total Investments (Cost $2,894,656) - 102.34%			3,090,264
Liabilities in Excess of Other Assets - (2.34)%			(70,450)
TOTAL NET ASSETS - 100.00%			$3,019,814

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $1,990,802.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Put Options
S&P 500® Mini Index	7/10/2028	$308.35	69	$(3,070,776)	$(125,239)
TOTAL OPTIONS WRITTEN (Premiums Received $187,123)					$(125,239)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$1,482,991	$—	$—	$1,482,991
U.S. Treasury Note	—	507,811	—	507,811
Purchased Options	—	1,099,462	—	1,099,462
Total Assets	$1,482,991	$1,607,273	$—	$3,090,264

Liabilities
Options Written	$—	$125,239	$—	$125,239
Total Liabilities	$—	$125,239	$—	$125,239

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$1,099,462	$—	$1,099,462
Liabilities - Written options	Options written, at value	$125,239	$—	$125,239

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$262,330	$—	$262,330
Written options	Written Options	78,366	—	78,366
		$340,696	$—	$340,696

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	49.11%
U.S. Treasury Note	16.82
Purchased Options	36.41
Total Investments	102.34
Written Options	(4.15)
Assets in Excess of Other Liabilities	1.81
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 48.75%
Invesco BulletShares 2028 Corporate Bond ETF (a)	10,492	$207,165
Invesco BulletShares 2029 Corporate Bond ETF (a)	3,941	70,722
iShares iBonds Dec 2028 Term Corporate ETF (a)	8,486	207,907
iShares iBonds Dec 2029 Term Corporate ETF (a)	3,138	70,448
TOTAL EXCHANGE TRADED FUNDS (Cost $536,065)		556,242

	Principal
	Amount
U.S. TREASURY NOTE - 16.69%
United States Treasury Note, 1.375%, 10/31/2028 (a)	$219,000	190,513
TOTAL U.S. TREASURY NOTE (Cost $190,296)		190,513

		Notional
	Contracts	Amount

PURCHASED OPTIONS - 35.77% (b)(c)
CALL OPTIONS - 35.77%
S&P 500® Mini Index, Expires 10/10/2028, Strike Price $361.24	27	$1,201,608	408,286
TOTAL PURCHASED OPTIONS (Cost $337,628)			408,286

Total Investments (Cost $1,063,989) - 101.21%			1,155,041
Liabilities in Excess of Other Assets - (1.21)%			(13,857)
TOTAL NET ASSETS - 100.00%			$1,141,184

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $746,755.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Put Options
S&P 500® Mini Index	10/10/2028	$289.00	27	$(1,201,608)	$(42,965)
TOTAL OPTIONS WRITTEN (Premiums Received $77,470)					$(42,965)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Oct (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$556,242	$—	$—	$556,242
U.S. Treasury Note	—	190,513	—	190,513
Purchased Options	—	408,286	—	408,286
Total Assets	$556,242	$598,799	$—	$1,155,041

Liabilities
Options Written	$—	$42,965	$—	$42,965
Total Liabilities	$—	$42,965	$—	$42,965

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$408,286	$—	$408,286
Liabilities - Written options	Options written, at value	$42,965	$—	$42,965

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$93,564	$—	$93,564
Written options	Written Options	26,717	—	26,717
		$120,281	$—	$120,281

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	48.75%
U.S. Treasury Note	16.69
Purchased Options	35.77
Total Investments	101.21
Written Options	(3.76)
Assets in Excess of Other Liabilities	2.55
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 51.84%
Invesco BulletShares 2029 Corporate Bond ETF (a)	10,229	$183,562
Invesco Bulletshares 2031 Corporate Bond ETF (a)	5,792	92,471
iShares iBonds Dec 2029 Term Corporate ETF (a)	8,173	183,484
iShares iBonds Dec 2031 Term Corporate ETF (a)	4,588	92,999
TOTAL EXCHANGE TRADED FUNDS (Cost $565,914)		552,516

	Principal
	Amount
U.S. TREASURY NOTE - 17.65%
United States Treasury Note, 1.750%, 1/31/2029 (a)	$212,900	188,179
TOTAL U.S. TREASURY NOTE (Cost $193,743)		188,179

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 33.52% (b)(c)
CALL OPTIONS - 33.52%
S&P 500® Mini Index, Expires 1/10/2029, Strike Price $398.31	27	$1,201,608	357,371
TOTAL PURCHASED OPTIONS (Cost $292,727)			357,371

Total Investments (Cost $1,052,384) - 103.01%			1,098,066
Liabilities in Excess of Other Assets - (3.01)%			(32,100)
TOTAL NET ASSETS - 100.00%			$1,065,966

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $740,695.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Put Options
S&P 500® Mini Index	1/10/2029	$318.65	25	$(1,112,600)	$(53,029)
TOTAL OPTIONS WRITTEN (Premiums Received $63,381)					$(53,029)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$552,516	$—	$—	$552,516
U.S. Treasury Note	—	188,179	—	188,179
Purchased Options	—	357,371	—	357,371
Total Assets	$552,516	$545,550	$—	$1,098,066

Liabilities
Options Written	$—	$53,029	$—	$53,029
Total Liabilities	$—	$53,029	$—	$53,029

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$357,371	$—	$357,371
Liabilities - Written options	Options written, at value	$53,029	$—	$53,029

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$64,644	$—	$64,644
Written options	Written Options	10,352	—	10,352
		$74,996	$—	$74,996

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	51.84%
U.S. Treasury Note	17.65
Purchased Options	33.52
Total Investments	103.01
Written Options	(4.97)
Assets in Excess of Other Liabilities	1.96
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 52.12%
Invesco BulletShares 2029 Corporate Bond ETF (a)	8,501	$152,553
Invesco Bulletshares 2031 Corporate Bond ETF (a)	7,759	123,875
iShares iBonds Dec 2029 Term Corporate ETF (a)	6,812	152,929
iShares iBonds Dec 2031 Term Corporate ETF (a)	6,127	124,194
TOTAL EXCHANGE TRADED FUNDS (Cost $564,797)		553,551

	Principal
	Amount
U.S. TREASURY NOTE - 17.56%
United States Treasury Note, 2.875%, 4/30/2029 (a)	$198,900	186,508
TOTAL U.S. TREASURY NOTE (Cost $192,136)		186,508

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 33.83% (b)(c)
CALL OPTIONS - 33.83%
S&P 500® Mini Index, Expires 4/10/2029, Strike Price $410.91	28	$1,246,112	359,260
TOTAL PURCHASED OPTIONS (Cost $302,617)			359,260

Total Investments (Cost $1,059,550) - 103.51%			1,099,319
Liabilities in Excess of Other Assets - (3.51)%			(37,291)
TOTAL NET ASSETS - 100.00%			$1,062,028

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $740,059.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Put Options
S&P 500® Mini Index	4/10/2029	$328.73	24	$(1,068,096)	$(56,737)
TOTAL OPTIONS WRITTEN (Premiums Received $74,238)					$(56,737)

The accompanying notes are an integral part of these financial statements.

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$553,551	$—	$—	$553,551
U.S. Treasury Note	—	186,508	—	186,508
Purchased Options	—	359,260	—	359,260
Total Assets	$553,551	$545,768	$—	$1,099,319

Liabilities
Options Written	$—	$56,737	$—	$56,737
Total Liabilities	$—	$56,737	$—	$56,737

The following tables summarize derivatives held by the Fund and their impact on the Fund's results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

			Interest Rate
	Location	Equity Risk	Risk	Total
Assets - Purchased options	Investments, at value	$359,260	$—	$359,260
Liabilities - Written options	Options written, at value	$56,737	$—	$56,737

The location and effect of derivative instruments (categorized by risk exposure) on the Statements of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
			Interest Rate
	Location	Equity Risk	Risk	Total
Purchased options	Investments	$56,643	$—	$56,643
Written options	Written Options	17,501	—	17,501
		$74,144	$—	$74,144

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Exchange Traded Funds	52.12%
U.S. Treasury Note	17.56
Purchased Options	33.83
Total Investments	103.51
Written Options	(5.34)
Assets in Excess of Other Liabilities	1.83
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman	Milliman	Milliman	Milliman
		6-Month	6-Month	6-Month	6-Month
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Jan/Jul	– Feb/Aug	– Mar/Sep	– Apr/Oct
	Assets:
	Investments, at value (a)	$1,700,250	$2,486,502	$1,805,315	$1,989,432
	Cash and cash equivalents	24,429	26,731	34,912	25,755
	Dividends and interest receivable	255	303	348	358
	Due from Advisor	3,626	3,623	3,407	3,394
	Deposits at broker for written options	499	499	494	500
	Prepaid expenses	248	420	261	303
	Total Assets	1,729,307	2,518,078	1,844,737	2,019,742

	Liabilities:
	Options written, at value (b)	690,230	985,196	727,504	790,549
	Payable for fund shares redeemed	5	22	4	9
	Distribution fees payable	618	917	663	734
	Payable to Trustees	405	282	580	631
	Other liabilities	10,819	11,930	11,652	12,193
	Total Liabilities	702,077	998,347	740,403	804,116
	Net Assets	$1,027,230	$1,519,731	$1,104,334	$1,215,626

	Net Assets Consist of:
	Paid-in capital	$1,157,058	$1,701,997	$1,137,773	$1,263,822
	Total distributable earnings/(accumulated deficit)	(129,828)	(182,266)	(33,439)	(48,196)
	Net Assets	$1,027,230	$1,519,731	$1,104,334	$1,215,626

	Class 3
	Net assets	$1,027,230	$1,519,731	$1,104,334	$1,215,626
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	118,374	172,317	113,423	126,250
	Net asset value, offering price and redemption price per share	$8.68	$8.82	$9.74	$9.63

(a)	Cost of investments	$1,527,212	$2,328,819	$1,587,629	$1,865,181
(b)	Premiums received	586,717	892,763	604,713	719,642

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman	Milliman	Milliman	Milliman
		6-Month	6-Month	6-Month Parred	6-Month Parred
		Buffered S&P	Buffered S&P	Down S&P 500	Down S&P 500
		500 with Par Up	500 with Par Up	with Par Up	with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– May/Nov	– Jun/Dec	– Jan/Jul	– Feb/Aug
	Assets:
	Investments, at value (a)	$2,776,988	$1,943,559	$1,418,516	$2,024,136
	Cash and cash equivalents	28,710	9,100	24,250	44,347
	Dividends and interest receivable	270	74	230	350
	Due from Advisor	3,575	3,283	3,661	3,741
	Deposits at broker for written options	499	500	500	499
	Prepaid expenses	463	288	190	336
	Total Assets	2,810,505	1,956,804	1,447,347	2,073,409

	Liabilities:
	Options written, at value (b)	1,101,495	746,872	575,152	788,584
	Payable for fund shares redeemed	24	5	—	1,018
	Distribution fees payable	1,022	714	516	767
	Payable to Trustees	844	637	247	276
	Other liabilities	11,959	12,618	11,042	11,717
	Total Liabilities	1,115,344	760,846	586,957	802,362
	Net Assets	$1,695,161	$1,195,958	$860,390	$1,271,047

	Net Assets Consist of:
	Paid-in capital	$1,679,081	$1,125,923	$997,961	$1,452,593
	Total distributable earnings/(accumulated deficit)	16,080	70,035	(137,571)	(181,546)
	Net Assets	$1,695,161	$1,195,958	$860,390	$1,271,047

	Class 3
	Net assets	$1,695,161	$1,195,958	$860,390	$1,271,047
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	171,076	113,135	100,001	150,816
	Net asset value, offering price and redemption price per share	$9.91	$10.57	$8.60	$8.43

(a)	Cost of investments	$2,603,038	$1,882,911	$1,273,217	$1,896,533
(b)	Premiums received	1,004,621	712,436	490,928	716,222

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman	Milliman	Milliman	Milliman
		6-Month Parred	6-Month Parred	6-Month Parred	6-Month Parred
		Down S&P 500	Down S&P 500	Down S&P 500	Down S&P 500
		with Par Up	with Par Up	with Par Up	with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Mar/Sep	– Apr/Oct	– May/Nov	- Jun/Dec
	Assets:
	Investments, at value (a)	$1,474,321	$1,564,594	$1,583,720	$1,616,422
	Cash and cash equivalents	40,211	18,479	33,247	60,868
	Dividends and interest receivable	341	275	224	250
	Due from Advisor	3,645	3,657	3,571	3,592
	Deposits at broker for written options	500	500	500	500
	Prepaid expenses	211	217	228	244
	Total Assets	1,519,229	1,587,722	1,621,490	1,681,876

	Liabilities:
	Options written, at value (b)	582,145	622,067	622,203	610,340
	Distribution fees payable	556	575	594	631
	Payable to Trustees	196	159	157	194
	Other liabilities	11,126	10,810	11,852	12,078
	Total Liabilities	594,023	633,611	634,806	623,243
	Net Assets	$925,206	$954,111	$986,684	$1,058,633

	Net Assets Consist of:
	Paid-in capital	$999,711	$1,001,580	$1,001,990	$1,002,395
	Total distributable earnings/(accumulated deficit)	(74,505)	(47,469)	(15,306)	56,238
	Net Assets	$925,206	$954,111	$986,684	$1,058,633

	Class 3
	Net assets	$925,206	$954,111	$986,684	$1,058,633
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,182	100,221	100,289
	Net asset value, offering price and redemption price per share	$9.25	$9.52	$9.85	$10.56

(a)	Cost of investments	$1,298,060	$1,465,694	$1,484,576	$1,566,001
(b)	Premiums received	484,568	566,926	567,432	582,931

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman	Milliman	Milliman	Milliman
		6-Month	6-Month	6-Month	6-Month
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Trigger	500 with Trigger	500 with Trigger	500 with Trigger
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		- Jan/Jul	- Feb/Aug	- Mar/Sep	–Apr/Oct
	Assets:
	Investments, at value (a)	$2,538,587	$2,271,818	$3,010,085	$2,429,907
	Cash and cash equivalents	7,584	12,327	17,163	20,033
	Dividends and interest receivable	188	176	258	317
	Due from Advisor	5,340	5,426	5,471	5,611
	Deposits at broker for written options	500	500	500	500
	Prepaid expenses	—	—	—	265
	Deferred offering costs	9,636	10,241	11,748	7,025
	Total Assets	2,561,835	2,300,488	3,045,225	2,463,658

	Liabilities:
	Options written, at value (b)	1,498,278	1,244,996	1,975,429	1,326,811
	Distribution fees payable	647	638	650	688
	Payable to Trustees	156	197	249	92
	Other liabilities	10,314	10,451	10,391	12,203
	Total Liabilities	1,509,395	1,256,282	1,986,719	1,339,794
	Net Assets	$1,052,440	$1,044,206	$1,058,506	$1,123,864

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,000,010	$1,000,010	$1,034,204
	Total distributable earnings/(accumulated deficit)	52,430	44,196	58,496	89,660
	Net Assets	$1,052,440	$1,044,206	$1,058,506	$1,123,864

	Class 3
	Net assets	$1,052,440	$1,044,206	$1,058,506	$1,123,864
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	100,001	100,001	103,366
	Net asset value, offering price and redemption price per share	$10.52	$10.44	$10.58	$10.87

(a)	Cost of investments	$2,033,081	$1,980,438	$2,114,232	$2,106,271
(b)	Premiums received	1,038,754	992,425	1,133,818	1,039,186

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman	Milliman
		6-Month	6-Month	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Trigger	500 with Trigger	500 with Spread	500 with Spread
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– May/Nov	– Jun/Dec	– Jan	– Feb
	Assets:
	Investments, at value (a)	$3,705,807	$2,143,257	$1,531,664	$1,594,266
	Cash and cash equivalents	1,896	19,388	35,884	28,170
	Dividends and interest receivable	154	105	286	239
	Due from Advisor	5,414	4,927	3,732	3,715
	Deposits at broker for written options	499	500	500	500
	Prepaid expenses	452	323	208	212
	Deferred offering costs	7,393	8,400	—	—
	Total Assets	3,721,615	2,176,900	1,572,274	1,627,102

	Liabilities:
	Options written, at value (b)	2,077,325	1,076,001	613,950	632,921
	Payable for fund shares redeemed	18	—	—	—
	Distribution fees payable	996	664	564	586
	Payable to Trustees	55	152	191	169
	Other liabilities	11,820	13,187	10,818	10,904
	Total Liabilities	2,090,214	1,090,004	625,523	644,580
	Net Assets	$1,631,401	$1,086,896	$946,751	$982,522

	Net Assets Consist of:
	Paid-in capital	$1,481,061	$1,001,003	$998,636	$999,439
	Total distributable earnings/(accumulated deficit)	150,340	85,893	(51,885)	(16,917)
	Net Assets	$1,631,401	$1,086,896	$946,751	$982,522

	Class 3
	Net assets	$1,631,401	$1,086,896	$946,751	$982,522
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	147,292	100,102	100,001	100,001
	Net asset value, offering price and redemption price per share	$11.08	$10.86	$9.47	$9.83

(a)	Cost of investments	$3,172,708	$1,976,599	$1,374,058	$1,489,626
(b)	Premiums received	1,585,958	920,623	531,605	579,491

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Spread	500 with Spread	500 with Spread	500 with Spread
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Mar	– Apr	– May	– Jun
	Assets:
	Investments, at value (a)	$1,688,392	$1,658,858	$1,665,422	$1,679,840
	Cash and cash equivalents	31,704	8,799	17,817	28,885
	Dividends and interest receivable	313	236	166	578
	Due from Advisor	3,707	3,722	3,662	3,434
	Deposits at broker for written options	464	500	500	500
	Prepaid expenses	219	228	245	255
	Total Assets	1,724,799	1,672,343	1,687,812	1,713,492

	Liabilities:
	Options written, at value (b)	680,804	664,475	664,925	654,075
	Distribution fees payable	614	598	606	631
	Payable to Trustees	137	166	129	125
	Other liabilities	10,801	10,912	11,388	12,223
	Total Liabilities	692,356	676,151	677,048	667,054
	Net Assets	$1,032,443	$996,192	$1,010,764	$1,046,438

	Net Assets Consist of:
	Paid-in capital	$1,000,011	$1,016,617	$1,001,316	$1,001,747
	Total distributable earnings/(accumulated deficit)	32,432	(20,425)	9,448	44,691
	Net Assets	$1,032,443	$996,192	$1,010,764	$1,046,438

	Class 3
	Net assets	$1,032,443	$996,192	$1,010,764	$1,046,438
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	101,620	100,140	100,181
	Net asset value, offering price and redemption price per share	$10.32	$9.80	$10.09	$10.45

(a)	Cost of investments	$1,474,798	$1,543,061	$1,554,873	$1,638,364
(b)	Premiums received	574,229	606,913	611,053	634,605

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Spread	500 with Spread	500 with Spread	500 with Spread
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Jul	– Aug	– Sep	– Oct
	Assets:
	Investments, at value (a)	$1,677,104	$1,533,485	$1,496,667	$1,986,913
	Cash and cash equivalents	291,979	286,556	292,215	29,526
	Dividends and interest receivable	1,233	1,176	1,234	475
	Due from Advisor	4,090	4,412	4,080	4,119
	Deposits at broker for written options	500	500	500	500
	Prepaid expenses	260	234	244	280
	Deferred offering costs	264	580	689	1,409
	Total Assets	1,975,430	1,826,943	1,795,629	2,023,222

	Liabilities:
	Options written, at value (b)	885,704	839,849	747,148	813,655
	Distribution fees payable	645	594	622	710
	Payable to Trustees	143	185	195	182
	Other liabilities	12,233	12,357	12,818	12,525
	Total Liabilities	898,725	852,985	760,783	827,072
	Net Assets	$1,076,705	$973,958	$1,034,846	$1,196,150

	Net Assets Consist of:
	Paid-in capital	$1,014,339	$1,007,810	$1,001,895	$1,065,502
	Total distributable earnings/(accumulated deficit)	62,366	(33,852)	32,951	130,648
	Net Assets	$1,076,705	$973,958	$1,034,846	$1,196,150

	Class 3
	Net assets	$1,076,705	$973,958	$1,034,846	$1,196,150
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	101,436	100,800	100,202	106,590
	Net asset value, offering price and redemption price per share	$10.61	$9.66	$10.33	$11.22

(a)	Cost of investments	$1,516,879	$1,504,108	$1,484,217	$1,631,214
(b)	Premiums received	787,421	769,764	760,575	645,557

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Floored S&P	Floored S&P
		500 with Spread	500 with Spread	500 with Par Up	500 with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Nov	– Dec	– Jan	– Feb
	Assets:
	Investments, at value (a)	$1,798,363	$1,788,380	$1,442,907	$1,438,617
	Cash and cash equivalents	23,155	20,423	34,061	18,835
	Dividends and interest receivable	448	100	272	190
	Due from Advisor	4,012	3,833	3,813	3,746
	Deposits at broker for written options	499	500	500	500
	Prepaid expenses	284	323	192	199
	Deferred offering costs	1,649	2,221	—	—
	Total Assets	1,828,410	1,815,780	1,481,745	1,462,087

	Liabilities:
	Options written, at value (b)	722,954	721,660	589,562	583,228
	Distribution fees payable	652	644	530	522
	Payable to Trustees	193	211	186	173
	Other liabilities	12,080	13,060	10,853	10,882
	Total Liabilities	735,879	735,575	601,131	594,805
	Net Assets	$1,092,531	$1,080,205	$880,614	$867,282

	Net Assets Consist of:
	Paid-in capital	$1,001,851	$1,000,928	$998,706	$999,432
	Total distributable earnings/(accumulated deficit)	90,680	79,277	(118,092)	(132,150)
	Net Assets	$1,092,531	$1,080,205	$880,614	$867,282

	Class 3
	Net assets	$1,092,531	$1,080,205	$880,614	$867,282
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,189	100,096	100,001	100,001
	Net asset value, offering price and redemption price per share	$10.90	$10.79	$8.81	$8.67

(a)	Cost of investments	$1,637,549	$1,644,476	$1,333,043	$1,374,742
(b)	Premiums received	646,863	650,763	528,970	547,470

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Floored S&P	Floored S&P	Floored S&P	Floored S&P
		500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Mar	– Apr	– May	– Jun
	Assets:
	Investments, at value (a)	$1,527,133	$1,576,212	$1,662,512	$1,687,555
	Cash and cash equivalents	15,082	14,022	19,386	20,415
	Dividends and interest receivable	229	251	174	564
	Due from Advisor	3,755	3,747	3,660	3,474
	Deposits at broker for written options	486	500	500	500
	Prepaid expenses	213	231	239	248
	Total Assets	1,546,898	1,594,963	1,686,471	1,712,756

	Liabilities:
	Options written, at value (b)	627,531	645,949	676,943	671,043
	Payable for fund shares redeemed	—	2	—	—
	Distribution fees payable	545	566	604	624
	Payable to Trustees	142	142	133	133
	Other liabilities	10,681	11,016	11,418	12,320
	Total Liabilities	638,899	657,675	689,098	684,120
	Net Assets	$907,999	$937,288	$997,373	$1,028,636

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,062,233	$1,001,389	$1,001,879
	Total distributable earnings/(accumulated deficit)	(92,011)	(124,945)	(4,016)	26,757
	Net Assets	$907,999	$937,288	$997,373	$1,028,636

	Class 3
	Net assets	$907,999	$937,288	$997,373	$1,028,636
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	106,223	100,150	100,197
	Net asset value, offering price and redemption price per share	$9.08	$8.82	$9.96	$10.27

(a)	Cost of investments	$1,369,501	$1,502,782	$1,582,968	$1,641,251
(b)	Premiums received	545,948	603,427	634,167	649,072

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Floored S&P	Floored S&P	Floored S&P	Floored S&P
		500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
		Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
		– Jul	– Aug	– Sep	– Oct
	Assets:
	Investments, at value (a)	$1,640,234	$1,527,813	$1,492,028	$1,925,445
	Cash and cash equivalents	285,029	284,766	294,505	30,982
	Dividends and interest receivable	1,204	1,147	1,244	481
	Due from Advisor	4,116	4,453	4,096	4,126
	Deposits at broker for written options	500	500	500	500
	Prepaid expenses	249	233	245	268
	Deferred offering costs	264	579	689	1,409
	Total Assets	1,931,596	1,819,491	1,793,307	1,963,211

	Liabilities:
	Options written, at value (b)	885,423	841,549	750,702	815,198
	Distribution fees payable	626	586	620	683
	Payable to Trustees	149	186	192	185
	Other liabilities	12,542	12,410	12,855	12,627
	Total Liabilities	898,740	854,731	764,369	828,693
	Net Assets	$1,032,856	$964,760	$1,028,938	$1,134,518

	Net Assets Consist of:
	Paid-in capital	$1,001,907	$1,001,949	$1,002,004	$1,038,122
	Total distributable earnings/(accumulated deficit)	30,949	(37,189)	26,934	96,396
	Net Assets	$1,032,856	$964,760	$1,028,938	$1,134,518

	Class 3
	Net assets	$1,032,856	$964,760	$1,028,938	$1,134,518
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,199	100,214	100,212	103,828
	Net asset value, offering price and redemption price per share	$10.31	$9.63	$10.27	$10.93

(a)	Cost of investments	$1,548,773	$1,529,571	$1,509,045	$1,661,149
(b)	Premiums received	818,010	799,436	787,511	676,579

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

				Milliman 1-Year	Milliman 1-Year
		Milliman 1-Year	Milliman 1-Year	Buffered S&P	Buffered S&P
		Floored S&P	Floored S&P	500 & Nasdaq	500 & Nasdaq
		500 with Par Up	500 with Par Up	with Stacker	with Stacker
		Outcome Fund	Outcome Fund	Cap Outcome	Cap Outcome
		– Nov	– Dec	Fund - Jan	Fund - Feb
	Assets:
	Investments, at value (a)	$1,793,237	$2,218,401	$1,867,110	$1,943,145
	Cash and cash equivalents	23,302	28,133	36,814	18,489
	Dividends and interest receivable	448	135	290	202
	Due from Advisor	4,069	4,074	3,863	3,829
	Deposits at broker for written options	500	571	122	500
	Prepaid expenses	286	414	208	212
	Deferred offering costs	1,653	2,221	—	—
	Total Assets	1,823,495	2,253,949	1,908,407	1,966,377

	Liabilities:
	Options written, at value (b)	727,670	902,590	958,493	936,228
	Payable for fund shares redeemed	—	9	—	1
	Distribution fees payable	650	803	570	614
	Payable to Trustees	199	201	185	175
	Other liabilities	12,223	13,122	10,640	10,915
	Total Liabilities	740,742	916,725	969,888	947,933
	Net Assets	$1,082,753	$1,337,224	$938,519	$1,018,444

	Net Assets Consist of:
	Paid-in capital	$1,001,846	$1,249,495	$998,673	$1,026,097
	Total distributable earnings/(accumulated deficit)	80,907	87,729	(60,154)	(7,653)
	Net Assets	$1,082,753	$1,337,224	$938,519	$1,018,444

	Class 3
	Net assets	$1,082,753	$1,337,224	$938,519	$1,018,444
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,187	124,954	100,001	102,905
	Net asset value, offering price and redemption price per share	$10.81	$10.70	$9.39	$9.90

(a)	Cost of investments	$1,658,197	$2,069,143	$1,491,758	$1,620,892
(b)	Premiums received	667,881	833,141	638,434	682,593

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 & Nasdaq	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq
		with Stacker	with Stacker	with Stacker	with Stacker
		Cap Outcome	Cap Outcome	Cap Outcome	Cap Outcome
		Fund - Mar	Fund - Apr	Fund - May	Fund - Jun
	Assets:
	Investments, at value (a)	$1,991,144	$1,890,256	$2,039,940	$1,971,017
	Cash and cash equivalents	31,815	16,963	31,982	24,936
	Dividends and interest receivable	315	274	234	573
	Due from Advisor	3,842	3,777	3,724	3,476
	Deposits at broker for written options	467	492	500	500
	Prepaid expenses	223	231	251	260
	Total Assets	2,027,806	1,911,993	2,076,631	2,000,762

	Liabilities:
	Options written, at value (b)	1,030,865	909,392	979,330	865,223
	Payable for fund shares redeemed	—	1	—	—
	Distribution fees payable	599	600	657	684
	Payable to Trustees	133	156	124	127
	Other liabilities	10,832	10,991	11,440	12,227
	Total Liabilities	1,042,429	921,140	991,551	878,261
	Net Assets	$985,377	$990,853	$1,085,080	$1,122,501

	Net Assets Consist of:
	Paid-in capital	$1,000,010	$1,035,400	$1,001,381	$1,001,800
	Total distributable earnings/(accumulated deficit)	(14,633)	(44,547)	83,699	120,701
	Net Assets	$985,377	$990,853	$1,085,080	$1,122,501

	Class 3
	Net assets	$985,377	$990,853	$1,085,080	$1,122,501
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,001	103,621	100,144	100,183
	Net asset value, offering price and redemption price per share	$9.85	$9.56	$10.84	$11.20

(a)	Cost of investments	$1,594,723	$1,671,894	$1,822,254	$1,909,598
(b)	Premiums received	693,288	725,749	789,751	816,981

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 & Nasdaq	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq
		with Stacker	with Stacker	with Stacker	with Stacker
		Cap Outcome	Cap Outcome	Cap Outcome	Cap Outcome
		Fund - Jul	Fund - Aug	Fund - Sep	Fund - Oct
	Assets:
	Investments, at value (a)	$1,969,417	$1,692,741	$1,715,568	$2,392,994
	Cash and cash equivalents	292,594	283,805	291,564	30,667
	Dividends and interest receivable	1,236	1,199	1,233	480
	Due from Advisor	4,160	4,483	4,136	4,179
	Deposits at broker for written options	500	500	500	500
	Prepaid expenses	259	234	246	268
	Deferred offering costs	270	581	691	1,417
	Total Assets	2,268,436	1,983,543	2,013,938	2,430,505

	Liabilities:
	Options written, at value (b)	1,144,371	914,228	892,421	1,247,083
	Distribution fees payable	680	626	661	714
	Payable to Trustees	147	188	193	190
	Other liabilities	12,360	12,444	12,836	12,474
	Total Liabilities	1,157,558	927,486	906,111	1,260,461
	Net Assets	$1,110,878	$1,056,057	$1,107,827	$1,170,044

	Net Assets Consist of:
	Paid-in capital	$1,004,871	$1,004,278	$1,001,934	$1,002,862
	Total distributable earnings/(accumulated deficit)	106,007	51,779	105,893	167,182
	Net Assets	$1,110,878	$1,056,057	$1,107,827	$1,170,044

	Class 3
	Net assets	$1,110,878	$1,056,057	$1,107,827	$1,170,044
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,483	100,448	100,205	100,274
	Net asset value, offering price and redemption price per share	$11.06	$10.51	$11.06	$11.67

(a)	Cost of investments	$1,645,587	$1,635,544	$1,620,443	$1,778,436
(b)	Premiums received	919,804	901,951	896,303	793,928

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 1-Year	Milliman 1-Year
		Buffered S&P	Buffered S&P	Milliman 6-Year	Milliman 6-Year
		500 & Nasdaq	500 & Nasdaq	Buffered S&P	Buffered S&P
		with Stacker	with Stacker	500 with Par Up	500 with Par Up
		Cap Outcome	Cap Outcome	Outcome Fund –	Outcome Fund –
		Fund - Nov	Fund - Dec	Jan (I)	Apr (I)
	Assets:
	Investments, at value (a)	$2,147,475	$2,128,400	$968,220	$1,875,386
	Cash and cash equivalents	23,292	20,031	23,034	45,527
	Dividends and interest receivable	449	99	827	1,043
	Due from Advisor	4,188	3,912	3,696	3,360
	Deposits at broker for written options	500	428	500	499
	Prepaid expenses	284	322	201	482
	Deferred offering costs	1,818	2,224	—	—
	Total Assets	2,178,006	2,155,416	996,478	1,926,297

	Liabilities:
	Options written, at value (b)	1,034,444	1,025,977	59,901	101,207
	Payable for fund shares redeemed	—	—	—	28
	Distribution fees payable	683	672	551	1,071
	Payable to Trustees	199	209	335	159
	Other liabilities	12,201	13,058	9,562	12,865
	Total Liabilities	1,047,527	1,039,916	70,349	115,330
	Net Assets	$1,130,479	$1,115,500	$926,129	$1,810,967

	Net Assets Consist of:
	Paid-in capital	$1,001,860	$1,000,935	$1,012,832	$1,819,802
	Total distributable earnings/(accumulated deficit)	128,619	114,565	(86,703)	(8,835)
	Net Assets	$1,130,479	$1,115,500	$926,129	$1,810,967

	Class 3
	Net assets	$1,130,479	$1,115,500	$926,129	$1,810,967
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	100,188	100,096	101,596	181,684
	Net asset value, offering price and redemption price per share	$11.28	$11.14	$9.12	$9.97

(a)	Cost of investments	$1,783,250	$1,789,680	$1,090,251	$1,871,883
(b)	Premiums received	793,056	795,729	86,357	147,666

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman 6-Year	Milliman 6-Year	Milliman 6-Year	Milliman 6-Year
		Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
		500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
		Outcome Fund –	Outcome Fund –	Outcome Fund -	Outcome Fund -
		Jul (I)	Oct (I)	Jan (II)	Apr (II)
	Assets:
	Investments, at value (a)	$3,090,264	$1,155,041	$1,098,066	$1,099,319
	Cash and cash equivalents	63,348	35,920	13,365	23,149
	Dividends and interest receivable	2,747	666	1,614	1,052
	Due from Advisor	4,123	3,734	5,383	—
	Deposits at broker for written options	499	500	500	717
	Prepaid expenses	865	260	—	—
	Deferred offering costs	670	1,527	10,807	8,155
	Total Assets	3,162,516	1,197,648	1,129,735	1,132,392

	Liabilities:
	Options written, at value (b)	125,239	42,965	53,029	56,737
	Payable for fund shares redeemed	64	—	—	—
	Payable to Adviser	—	—	—	4,726
	Distribution fees payable	1,785	678	631	553
	Payable to Trustees	39	257	181	174
	Other liabilities	15,575	12,564	9,928	8,174
	Total Liabilities	142,702	56,464	63,769	70,364
	Net Assets	$3,019,814	$1,141,184	$1,065,966	$1,062,028

	Net Assets Consist of:
	Paid-in capital	$2,763,820	$1,011,927	$1,000,010	$1,000,010
	Total distributable earnings/(accumulated deficit)	255,994	129,257	65,956	62,018
	Net Assets	$3,019,814	$1,141,184	$1,065,966	$1,062,028

	Class 3
	Net assets	$3,019,814	$1,141,184	$1,065,966	$1,062,028
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	270,292	101,204	100,001	100,001
	Net asset value, offering price and redemption price per share	$11.17	$11.28	$10.66	$10.62

(a)	Cost of investments	$2,894,656	$1,063,989	$1,052,384	$1,059,550
(b)	Premiums received	187,123	77,470	63,381	74,238

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman	Milliman	Milliman	Milliman
	6-Month	6-Month	6-Month	6-Month
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Jan/Jul	– Feb/Aug	– Mar/Sep	– Apr/Oct
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,927	$7,537	$5,128	$5,867
Interest	6,113	9,376	6,830	6,599
Total Investment Income	11,040	16,913	11,958	12,466

Expenses:
Investment advisory fees	2,373	3,545	2,530	2,818
Accounting and administration fees	10,996	12,536	11,002	11,107
Custody fees	1,060	765	905	911
Transfer agent fees	2,932	2,942	2,951	2,955
Distribution service fees	1,211	1,809	1,290	1,438
Professional fees and expenses	8,122	10,096	8,759	9,037
Trustees fees and expenses	287	465	547	616
Pricing fees	999	1,051	1,102	807
Licensing fees	277	412	290	319
Offering costs	519	2,100	1,367	2,236
Other expenses	177	362	321	451
Total Expenses	28,953	36,083	31,064	32,695
Waivers/expense reimbursement by Advisor	(24,157)	(28,919)	(25,954)	(27,001)
Acquired fund fees and expenses waiver	(88)	(133)	(88)	(107)
Net Expenses	4,708	7,031	5,022	5,587
Net Investment Income/(Loss)	6,332	9,882	6,936	6,879

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(49,529)	(86,826)	(166,718)	214,524
Options written	(5,259)	(60,276)	119,770	(115,318)
Net realized gain/(loss)	(54,788)	(147,102)	(46,948)	99,206
Net change in unrealized appreciation/(depreciation) on:
Investments	203,624	246,674	319,425	23,940
Options written	(56,469)	(2,228)	(155,263)	(24,356)
Net change in unrealized appreciation/(depreciation)	147,155	244,446	164,162	(416)
Net realized and unrealized gain/(loss)	92,367	97,344	117,214	98,790
Net Increase/(Decrease) in Net Assets From Operations	$98,699	$107,226	$124,150	$105,669

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman	Milliman	Milliman	Milliman
	6-Month	6-Month	6-Month Parred	6-Month Parred
	Buffered S&P	Buffered S&P	Down S&P 500	Down S&P 500
	500 with Par Up	500 with Par Up	with Par Up	with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– May/Nov	– Jun/Dec	– Jan/Jul	– Feb/Aug
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$8,339	$5,815	$4,088	$6,336
Interest	8,821	6,779	4,973	8,377
Total Investment Income	17,160	12,594	9,061	14,713

Expenses:
Investment advisory fees	3,936	2,739	1,978	2,965
Accounting and administration fees	11,321	10,731	10,851	10,851
Custody fees	923	978	1,122	872
Transfer agent fees	2,906	2,914	2,929	2,941
Distribution service fees	2,008	1,397	1,009	1,513
Professional fees and expenses	9,386	8,850	8,625	9,464
Trustees fees and expenses	969	706	370	447
Pricing fees	859	916	999	1,051
Licensing fees	430	304	234	336
Offering costs	2,851	3,274	518	2,099
Other expenses	318	185	131	283
Total Expenses	35,907	32,994	28,766	32,822
Waivers/expense reimbursement by Advisor	(27,955)	(27,460)	(24,769)	(26,831)
Acquired fund fees and expenses waiver	(150)	(105)	(72)	(112)
Net Expenses	7,802	5,429	3,925	5,879
Net Investment Income/(Loss)	9,358	7,165	5,136	8,834

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	60,747	139,919	(43,459)	(71,890)
Options written	(32,141)	(76,089)	(384)	(70,439)
Net realized gain/(loss)	28,606	63,830	(43,843)	(142,329)
Net change in unrealized appreciation/(depreciation) on:
Investments	244,091	107,351	174,155	200,244
Options written	(140,510)	(59,637)	(44,594)	36,021
Net change in unrealized appreciation/(depreciation)	103,581	47,714	129,561	236,265
Net realized and unrealized gain/(loss)	132,187	111,544	85,718	93,936
Net Increase/(Decrease) in Net Assets From Operations	$141,545	$118,709	$90,854	$102,770

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman	Milliman	Milliman	Milliman
	6-Month Parred	6-Month Parred	6-Month Parred	6-Month Parred
	Down S&P 500	Down S&P 500	Down S&P 500	Down S&P 500
	with Par Up	with Par Up	with Par Up	with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Mar/Sep	– Apr/Oct	– May/Nov	- Jun/Dec
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,382	$4,595	$4,828	$4,977
Interest	5,504	5,347	5,887	6,629
Total Investment Income	9,886	9,942	10,715	11,606

Expenses:
Investment advisory fees	2,135	2,206	2,283	2,420
Accounting and administration fees	11,011	11,077	10,730	10,808
Custody fees	1,077	1,033	1,030	1,189
Transfer agent fees	2,949	2,954	2,904	2,913
Distribution service fees	1,089	1,126	1,165	1,235
Professional fees and expenses	8,939	8,885	8,873	9,045
Trustees fees and expenses	377	393	408	408
Pricing fees	1,102	807	859	916
Licensing fees	246	251	257	268
Offering costs	1,367	2,236	2,901	3,261
Other expenses	270	370	473	576
Total Expenses	30,562	31,338	31,883	33,039
Waivers/expense reimbursement by Advisor	(26,249)	(26,881)	(27,270)	(28,148)
Acquired fund fees and expenses waiver	(76)	(83)	(87)	(89)
Net Expenses	4,237	4,374	4,526	4,802
Net Investment Income/(Loss)	5,649	5,568	6,189	6,804

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(145,126)	161,095	46,140	119,167
Options written	77,970	(89,675)	(23,927)	(64,983)
Net realized gain/(loss)	(67,156)	71,420	22,213	54,184
Net change in unrealized appreciation/(depreciation) on:
Investments	265,291	23,286	124,467	90,025
Options written	(114,313)	(14,315)	(67,969)	(46,658)
Net change in unrealized appreciation/(depreciation)	150,978	8,971	56,498	43,367
Net realized and unrealized gain/(loss)	83,822	80,391	78,711	97,551
Net Increase/(Decrease) in Net Assets From Operations	$89,471	$85,959	$84,900	$104,355

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman	Milliman	Milliman	Milliman
	6-Month	6-Month	6-Month	6-Month
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 with Trigger	500 with Trigger	500 with Trigger	500 with Trigger
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	- Jan/Jul	- Feb/Aug	- Mar/Sep	– Apr/Oct
	Period January	Period February	Period March	Six Months
	10, 2023(a) to	10, 2023(a) to	10, 2023(a) to	Ended June
	June 30, 2023	June 30, 2023	June 30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$5,153	$4,166	$3,234	$5,528
Interest	5,922	4,910	4,030	6,375
Total Investment Income	11,075	9,076	7,264	11,903

Expenses:
Investment advisory fees	2,332	1,861	1,518	2,653
Accounting and administration fees	10,439	8,739	7,013	10,977
Custody fees	845	757	591	939
Transfer agent fees	2,827	2,310	1,842	2,963
Distribution service fees	1,190	950	775	1,354
Professional fees and expenses	7,447	6,495	5,546	8,756
Trustees fees and expenses	386	339	297	424
Pricing fees	1,040	855	681	1,008
Licensing fees	238	190	155	271
Offering costs	8,357	7,182	5,766	8,395
Other expenses	683	575	478	482
Total Expenses	35,784	30,253	24,662	38,222
Waivers/expense reimbursement by Advisor	(31,072)	(26,493)	(21,595)	(32,861)
Acquired fund fees and expenses waiver	(85)	(71)	(57)	(99)
Net Expenses	4,627	3,689	3,010	5,262
Net Investment Income/(Loss)	6,448	5,387	4,254	6,641

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	—	—	—	696,365
Options written	—	—	—	(618,331)
Net realized gain/(loss)	—	—	—	78,034
Net change in unrealized appreciation/(depreciation) on:
Investments	505,506	291,380	895,853	100,933
Options written	(459,524)	(252,571)	(841,611)	(114,260)
Net change in unrealized appreciation/(depreciation)	45,982	38,809	54,242	(13,327)
Net realized and unrealized gain/(loss)	45,982	38,809	54,242	64,707
Net Increase/(Decrease) in Net Assets From Operations	$52,430	$44,196	$58,496	$71,348

(a) Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman	Milliman
	6-Month	6-Month	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 with Trigger	500 with Trigger	500 with Spread	500 with Spread
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– May/Nov	– Jun/Dec	– Jan	– Feb
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$7,916	$5,216	$4,199	$4,564
Interest	8,431	6,172	5,628	5,800
Total Investment Income	16,347	11,388	9,827	10,364

Expenses:
Investment advisory fees	3,798	2,534	2,158	2,237
Accounting and administration fees	11,892	11,088	11,101	11,050
Custody fees	963	988	1,032	1,022
Transfer agent fees	3,030	3,022	2,932	2,941
Distribution service fees	1,938	1,293	1,101	1,141
Professional fees and expenses	9,772	10,440	8,560	8,680
Trustees fees and expenses	526	403	410	400
Pricing fees	1,077	1,095	999	1,051
Licensing fees	388	259	252	258
Offering costs	8,271	8,473	486	1,991
Other expenses	1,018	1,046	146	155
Total Expenses	42,673	40,641	29,177	30,926
Waivers/expense reimbursement by Advisor	(34,999)	(35,522)	(24,817)	(26,407)
Acquired fund fees and expenses waiver	(143)	(94)	(77)	(81)
Net Expenses	7,531	5,025	4,283	4,438
Net Investment Income/(Loss)	8,816	6,363	5,544	5,926

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(167,764)	329,762	27,011	51,151
Options written	267,557	(261,736)	(159,702)	(125,204)
Net realized gain/(loss)	99,793	68,026	(132,691)	(74,053)
Net change in unrealized appreciation/(depreciation) on:
Investments	926,061	367,602	102,954	65,512
Options written	(878,699)	(341,915)	129,741	112,877
Net change in unrealized appreciation/(depreciation)	47,362	25,687	232,695	178,389
Net realized and unrealized gain/(loss)	147,155	93,713	100,004	104,336
Net Increase/(Decrease) in Net Assets From Operations	$155,971	$100,076	$105,548	$110,262

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$4,557	$4,822	$4,825	$4,951
Interest	5,838	5,546	6,135	6,326
Total Investment Income	10,395	10,368	10,960	11,277

Expenses:
Investment advisory fees	2,309	2,296	2,352	2,438
Accounting and administration fees	11,097	10,925	10,656	10,802
Custody fees	1,013	1,065	969	913
Transfer agent fees	2,949	2,955	2,904	2,914
Distribution service fees	1,178	1,171	1,200	1,244
Professional fees and expenses	8,695	8,779	8,839	9,038
Trustees fees and expenses	419	400	423	427
Pricing fees	1,102	1,153	1,205	1,262
Licensing fees	264	260	264	269
Offering costs	1,251	1,952	2,629	2,851
Other expenses	280	384	492	588
Total Expenses	30,557	31,340	31,933	32,746
Waivers/expense reimbursement by Advisor	(25,893)	(26,701)	(27,181)	(27,821)
Acquired fund fees and expenses waiver	(80)	(82)	(80)	(80)
Net Expenses	4,584	4,557	4,672	4,845
Net Investment Income/(Loss)	5,811	5,811	6,288	6,432

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(38,222)	(140,131)	(76,065)	82,190
Options written	(42,369)	55,319	22,196	(66,297)
Net realized gain/(loss)	(80,591)	(84,812)	(53,869)	15,893
Net change in unrealized appreciation/(depreciation) on:
Investments	213,072	223,778	179,332	71,613
Options written	11,477	(36,334)	(56,899)	(5,609)
Net change in unrealized appreciation/(depreciation)	224,549	187,444	122,433	66,004
Net realized and unrealized gain/(loss)	143,958	102,632	68,564	81,897
Net Increase/(Decrease) in Net Assets From Operations	$149,769	$108,443	$74,852	$88,329

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 with Spread	500 with Spread	500 with Spread	500 with Spread
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Jul	– Aug	– Sep	– Oct
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,932	$4,945	$4,926	$5,111
Interest	6,566	6,134	6,547	5,917
Total Investment Income	11,498	11,079	11,473	11,028

Expenses:
Investment advisory fees	2,482	2,295	2,388	2,715
Accounting and administration fees	10,625	10,670	10,702	10,920
Custody fees	918	1,070	1,040	939
Transfer agent fees	2,915	2,956	2,946	2,963
Distribution service fees	1,266	1,171	1,219	1,385
Professional fees and expenses	8,877	8,960	9,371	9,168
Trustees fees and expenses	430	398	397	436
Pricing fees	1,321	1,379	1,438	747
Licensing fees	253	234	244	277
Offering costs	3,482	3,660	2,599	2,716
Other expenses	695	745	898	613
Total Expenses	33,264	33,538	33,242	32,879
Waivers/expense reimbursement by Advisor	(28,249)	(28,901)	(28,417)	(27,393)
Acquired fund fees and expenses waiver	(78)	(79)	(77)	(95)
Net Expenses	4,937	4,558	4,748	5,391
Net Investment Income/(Loss)	6,561	6,521	6,725	5,637

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	158,817	98,446	108,139	262,406
Options written	(64,964)	(39,681)	(14,584)	(134,380)
Net change in unrealized appreciation/(depreciation)	93,853	58,765	93,555	128,026
Net realized and unrealized gain/(loss)	93,853	58,765	93,555	128,026
Net Increase/(Decrease) in Net Assets From Operations	$100,414	$65,286	$100,280	$133,663

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Floored S&P	Floored S&P
	500 with Spread	500 with Spread	500 with Par Up	500 with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Nov	– Dec	– Jan	– Feb
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$5,028	$4,949	$4,015	$4,234
Interest	5,767	6,063	5,356	4,996
Total Investment Income	10,795	11,012	9,371	9,230

Expenses:
Investment advisory fees	2,499	2,465	2,036	2,018
Accounting and administration fees	10,906	11,079	10,967	10,989
Custody fees	945	980	1,184	1,123
Transfer agent fees	3,029	3,022	2,929	2,942
Distribution service fees	1,275	1,258	1,039	1,030
Professional fees and expenses	9,065	10,420	8,513	8,524
Trustees fees and expenses	415	421	395	385
Pricing fees	898	909	1,180	1,231
Licensing fees	255	252	240	236
Offering costs	2,628	2,659	486	1,990
Other expenses	900	1,079	127	140
Total Expenses	32,815	34,544	29,096	30,608
Waivers/expense reimbursement by Advisor	(27,766)	(29,562)	(24,983)	(26,531)
Acquired fund fees and expenses waiver	(93)	(91)	(74)	(77)
Net Expenses	4,956	4,891	4,039	4,000
Net Investment Income/(Loss)	5,839	6,121	5,332	5,230

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	—	—	59,807	27,599
Options written	—	—	(232,503)	(193,096)
Net realized gain/(loss)	—	—	(172,696)	(165,497)
Net change in unrealized appreciation/(depreciation) on:
Investments	211,146	209,343	5,092	(2,066)
Options written	(106,483)	(103,505)	224,168	199,118
Net change in unrealized appreciation/(depreciation)	104,663	105,838	229,260	197,052
Net realized and unrealized gain/(loss)	104,663	105,838	56,564	31,555
Net Increase/(Decrease) in Net Assets From Operations	$110,502	$111,959	$61,896	$36,785

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Floored S&P	Floored S&P	Floored S&P	Floored S&P
	500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Mar	– Apr	– May	– Jun
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,316	$4,845	$4,834	$4,951
Interest	4,970	5,147	5,971	6,385
Total Investment Income	9,286	9,992	10,805	11,336

Expenses:
Investment advisory fees	2,111	2,207	2,325	2,402
Accounting and administration fees	11,040	10,828	10,592	10,716
Custody fees	1,061	1,046	1,006	913
Transfer agent fees	2,949	2,955	2,904	2,912
Distribution service fees	1,077	1,126	1,186	1,226
Professional fees and expenses	8,583	8,756	8,778	9,060
Trustees fees and expenses	400	401	412	425
Pricing fees	1,282	1,331	1,384	1,449
Licensing fees	244	252	261	266
Offering costs	1,251	1,952	2,629	2,851
Other expenses	272	390	483	580
Total Expenses	30,270	31,244	31,960	32,800
Waivers/expense reimbursement by Advisor	(26,005)	(26,785)	(27,263)	(27,946)
Acquired fund fees and expenses waiver	(76)	(80)	(80)	(80)
Net Expenses	4,189	4,379	4,617	4,774
Net Investment Income/(Loss)	5,097	5,613	6,188	6,562

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(61,875)	(179,491)	(97,562)	29,382
Options written	(111,505)	17,679	50,252	(33,880)
Net realized gain/(loss)	(173,380)	(161,812)	(47,310)	(4,498)
Net change in unrealized appreciation/(depreciation) on:
Investments	148,838	166,979	156,072	90,118
Options written	76,618	22,958	(36,384)	(7,834)
Net change in unrealized appreciation/(depreciation)	225,456	189,937	119,688	82,284
Net realized and unrealized gain/(loss)	52,076	28,125	72,378	77,786
Net Increase/(Decrease) in Net Assets From Operations	$57,173	$33,738	$78,566	$84,348

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Floored S&P	Floored S&P	Floored S&P	Floored S&P
	500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Jul	– Aug	– Sep	– Oct
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,932	$4,916	$4,926	$5,111
Interest	6,405	5,933	6,596	5,947
Total Investment Income	11,337	10,849	11,522	11,058

Expenses:
Investment advisory fees	2,411	2,266	2,383	2,620
Accounting and administration fees	10,686	10,671	10,656	10,907
Custody fees	936	1,089	1,040	945
Transfer agent fees	2,913	2,959	2,946	2,976
Distribution service fees	1,230	1,156	1,216	1,337
Professional fees and expenses	8,916	8,954	9,362	9,076
Trustees fees and expenses	418	399	398	427
Pricing fees	1,500	1,558	1,618	926
Licensing fees	246	231	243	267
Offering costs	3,482	3,656	2,599	2,716
Other expenses	687	743	899	597
Total Expenses	33,425	33,682	33,360	32,794
Waivers/expense reimbursement by Advisor	(28,554)	(29,105)	(28,546)	(27,500)
Acquired fund fees and expenses waiver	(78)	(76)	(77)	(95)
Net Expenses	4,793	4,501	4,737	5,199
Net Investment Income/(Loss)	6,544	6,348	6,785	5,859

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	108,813	47,113	58,877	206,368
Options written	(34,677)	4,144	21,595	(113,075)
Net change in unrealized appreciation/(depreciation)	74,136	51,257	80,472	93,293
Net realized and unrealized gain/(loss)	74,136	51,257	80,472	93,293
Net Increase/(Decrease) in Net Assets From Operations	$80,680	$57,605	$87,257	$99,152

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

			Milliman 1-Year	Milliman 1-Year
	Milliman 1-Year	Milliman 1-Year	Buffered S&P	Buffered S&P
	Floored S&P	Floored S&P	500 & Nasdaq	500 & Nasdaq
	500 with Par Up	500 with Par Up	with Stacker Cap	with Stacker Cap
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	– Nov	– Dec	- Jan	- Feb
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$5,028	$6,185	$4,208	$4,688
Interest	5,701	7,535	5,661	5,796
Total Investment Income	10,729	13,720	9,869	10,484

Expenses:
Investment advisory fees	2,496	3,084	2,170	2,308
Accounting and administration fees	10,910	11,325	11,030	11,060
Custody fees	950	998	1,038	1,044
Transfer agent fees	3,041	3,033	2,930	2,940
Distribution service fees	1,273	1,573	1,107	1,178
Professional fees and expenses	9,112	10,936	8,515	8,726
Trustees fees and expenses	423	484	404	408
Pricing fees	1,077	1,091	1,691	1,594
Licensing fees	255	315	368	369
Offering costs	2,624	2,659	486	1,991
Other expenses	903	1,200	147	155
Total Expenses	33,064	36,698	29,886	31,773
Waivers/expense reimbursement by Advisor	(28,022)	(30,466)	(25,501)	(27,110)
Acquired fund fees and expenses waiver	(93)	(112)	(77)	(84)
Net Expenses	4,949	6,120	4,308	4,579
Net Investment Income/(Loss)	5,780	7,600	5,561	5,905

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	—	—	(72,071)	(112,843)
Options written	—	—	(48,937)	30,667
Net realized gain/(loss)	—	—	(121,008)	(82,176)
Net change in unrealized appreciation/(depreciation) on:
Investments	163,807	197,102	432,028	403,257
Options written	(77,547)	(92,722)	(220,723)	(206,868)
Net change in unrealized appreciation/(depreciation)	86,260	104,380	211,305	196,389
Net realized and unrealized gain/(loss)	86,260	104,380	90,297	114,213
Net Increase/(Decrease) in Net Assets From Operations	$92,040	$111,980	$95,858	$120,118

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq
	with Stacker Cap	with Stacker Cap	with Stacker Cap	with Stacker Cap
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	- Mar	- Apr	- May	- Jun
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,560	$4,867	$4,923	$4,951
Interest	5,873	5,712	6,440	6,408
Total Investment Income	10,433	10,579	11,363	11,359

Expenses:
Investment advisory fees	2,280	2,305	2,492	2,590
Accounting and administration fees	11,191	10,807	10,671	10,819
Custody fees	1,063	1,060	908	877
Transfer agent fees	2,949	2,955	2,904	2,912
Distribution service fees	1,164	1,176	1,272	1,321
Professional fees and expenses	8,705	8,735	8,885	9,041
Trustees fees and expenses	412	394	423	435
Pricing fees	1,642	1,692	1,741	1,822
Licensing fees	363	359	363	362
Offering costs	1,254	1,952	2,624	2,847
Other expenses	286	389	499	595
Total Expenses	31,309	31,824	32,782	33,621
Waivers/expense reimbursement by Advisor	(26,702)	(27,168)	(27,747)	(28,389)
Acquired fund fees and expenses waiver	(80)	(83)	(83)	(81)
Net Expenses	4,527	4,573	4,952	5,151
Net Investment Income/(Loss)	5,906	6,006	6,411	6,208

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(165,244)	(268,819)	(108,537)	215,895
Options written	85,586	183,203	157,374	(114,940)
Net realized gain/(loss)	(79,658)	(85,616)	48,837	100,955
Net change in unrealized appreciation/(depreciation) on:
Investments	521,077	454,024	393,759	178,393
Options written	(344,931)	(286,451)	(312,587)	(136,369)
Net change in unrealized appreciation/(depreciation)	176,146	167,573	81,172	42,024
Net realized and unrealized gain/(loss)	96,488	81,957	130,009	142,979
Net Increase/(Decrease) in Net Assets From Operations	$102,394	$87,963	$136,420	$149,187

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq	500 & Nasdaq
	with Stacker Cap	with Stacker Cap	with Stacker Cap	with Stacker Cap
	Outcome Fund	Outcome Fund	Outcome Fund	Outcome Fund
	- Jul	- Aug	- Sep	- Oct
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$4,932	$4,928	$4,929	$5,111
Interest	6,586	6,310	6,561	5,953
Total Investment Income	11,518	11,238	11,490	11,064

Expenses:
Investment advisory fees	2,580	2,373	2,496	2,721
Accounting and administration fees	10,706	10,676	10,715	10,918
Custody fees	932	1,093	1,020	939
Transfer agent fees	2,915	2,956	2,948	2,963
Distribution service fees	1,317	1,211	1,274	1,388
Professional fees and expenses	8,913	8,971	9,373	9,079
Trustees fees and expenses	426	397	397	434
Pricing fees	1,857	1,916	1,976	1,285
Licensing fees	358	346	353	364
Offering costs	3,556	3,662	2,600	2,719
Other expenses	698	745	901	600
Total Expenses	34,258	34,346	34,053	33,410
Waivers/expense reimbursement by Advisor	(29,044)	(29,551)	(29,010)	(27,912)
Acquired fund fees and expenses waiver	(78)	(77)	(77)	(95)
Net Expenses	5,136	4,718	4,966	5,403
Net Investment Income/(Loss)	6,382	6,520	6,524	5,661

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	400,140	242,548	288,857	549,556
Options written	(272,139)	(96,783)	(128,847)	(436,154)
Net change in unrealized appreciation/(depreciation)	128,001	145,765	160,010	113,402
Net realized and unrealized gain/(loss)	128,001	145,765	160,010	113,402
Net Increase/(Decrease) in Net Assets From Operations	$134,383	$152,285	$166,534	$119,063

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 1-Year	Milliman 1-Year
	Buffered S&P	Buffered S&P	Milliman 6-Year	Milliman 6-Year
	500 & Nasdaq	500 & Nasdaq	Buffered S&P	Buffered S&P
	with Stacker Cap	with Stacker Cap	500 with Par Up	500 with Par Up
	Outcome Fund	Outcome Fund	Outcome Fund –	Outcome Fund –
	- Nov	- Dec	Jan (I)	Apr (I)
	Six Months	Six Months	Six Months	Six Months
	Ended June	Ended June	Ended June	Ended June
	30, 2023	30, 2023	30, 2023	30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$5,028	$4,950	$10,393	$18,438
Interest	5,783	6,063	2,381	6,428
Total Investment Income	10,811	11,013	12,774	24,866

Expenses:
Investment advisory fees	2,591	2,550	2,105	4,092
Accounting and administration fees	10,969	11,088	10,979	11,844
Custody fees	945	980	597	527
Transfer agent fees	3,029	3,022	2,830	2,855
Distribution service fees	1,322	1,301	1,074	2,088
Professional fees and expenses	9,171	10,421	7,052	9,835
Trustees fees and expenses	422	421	221	439
Pricing fees	1,436	1,455	660	648
Licensing fees	358	367	247	462
Offering costs	2,720	2,646	486	1,952
Other expenses	899	1,076	642	1,330
Total Expenses	33,862	35,327	26,893	36,072
Waivers/expense reimbursement by Advisor	(28,627)	(30,176)	(22,640)	(27,805)
Acquired fund fees and expenses waiver	(93)	(91)	(289)	(513)
Net Expenses	5,142	5,060	3,964	7,754
Net Investment Income/(Loss)	5,669	5,953	8,810	17,112

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	468,030	454,456	58,948	141,010
Options written	(331,480)	(317,750)	36,857	60,933
Net change in unrealized appreciation/(depreciation)	136,550	136,706	95,805	201,943
Net realized and unrealized gain/(loss)	136,550	136,706	95,805	201,943
Net Increase/(Decrease) in Net Assets From Operations	$142,219	$142,659	$104,615	$219,055

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Operations

	Milliman 6-Year	Milliman 6-Year	Milliman 6-Year	Milliman 6-Year
	Buffered S&P	Buffered S&P	Buffered S&P	Buffered S&P
	500 with Par Up	500 with Par Up	500 with Par Up	500 with Par Up
	Outcome Fund –	Outcome Fund –	Outcome Fund -	Outcome Fund -
	Jul (I)	Oct (I)	Jan (II)	Apr (II)
	Six Months	Six Months	Period January	Period April
	Ended June	Ended June	10, 2023(a) to	10, 2023(a) to
	30, 2023	30, 2023	June 30, 2023	June 30, 2023
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Investment Income:
Dividends	$26,669	$9,967	$10,365	$5,022
Interest	10,035	4,643	3,885	1,792
Total Investment Income	36,704	14,610	14,250	6,814

Expenses:
Investment advisory fees	6,812	2,587	2,269	1,084
Accounting and administration fees	13,207	10,894	10,384	4,903
Custody fees	719	1,067	845	495
Transfer agent fees	2,913	3,772	2,827	1,331
Distribution service fees	3,476	1,320	1,157	553
Professional fees and expenses	11,684	8,609	7,072	4,027
Trustees fees and expenses	657	317	334	174
Pricing fees	637	636	129	101
Licensing fees	695	264	231	111
Offering costs	9,020	2,759	9,000	3,329
Other expenses	1,602	587	683	305
Total Expenses	51,422	32,812	34,931	16,413
Waivers/expense reimbursement by Advisor	(37,659)	(27,586)	(30,347)	(14,224)
Acquired fund fees and expenses waiver	(742)	(278)	(256)	(123)
Net Expenses	13,021	4,948	4,328	2,066
Net Investment Income/(Loss)	23,683	9,662	9,922	4,748

Realized and Unrealized Gain/(Loss):
Net change in unrealized appreciation/(depreciation) on:
Investments	275,126	96,921	45,682	39,769
Options written	78,366	26,717	10,352	17,501
Net change in unrealized appreciation/(depreciation)	353,492	123,638	56,034	57,270
Net realized and unrealized gain/(loss)	353,492	123,638	56,034	57,270
Net Increase/(Decrease) in Net Assets From Operations	$377,175	$133,300	$65,956	$62,018

(a)	Commencement of Operations

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered		Milliman 6-Month Buffered
	S&P 500 with Par Up		S&P 500 with Par Up
	Outcome Fund – Jan/Jul		Outcome Fund – Feb/Aug
		Period		Period
	Six Months	January 10,	Six Months	February 10,
	Ended June	2022(a) to	Ended June	2022(a) to
	30, 2023	December 31,	30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
Operations:
Net Investment Income/(Loss)	$6,332	$(836)	$9,882	$387
Net realized gain/(loss)	(54,788)	(150,897)	(147,102)	(110,683)
Net change in unrealized appreciation/(depreciation)	147,155	(77,630)	244,446	(179,196)
Net Increase/(Decrease) in Net Assets Resulting from Operations	98,699	(229,363)	107,226	(289,492)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,160,309	—	1,712,362
Cost of Shares redeemed	(1,318)	(1,097)	(3,824)	(6,541)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,318)	1,159,212	(3,824)	1,705,821
Total Increase/(Decrease) in Net Assets	97,381	929,849	103,402	1,416,329

Net Assets:
Beginning of the period	929,849	—	1,416,329	—
End of the period	$1,027,230	$929,849	$1,519,731	$1,416,329

Change in Shares Outstanding:(b)
Shares sold	—	118,663	—	173,519
Shares redeemed	(160)	(129)	(452)	(750)
Net Increase/(Decrease)	(160)	118,534	(452)	172,769

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered		Milliman 6-Month Buffered
	S&P 500 with Par Up		S&P 500 with Par Up
	Outcome Fund – Mar/Sep		Outcome Fund – Apr/Oct
	Six Months	Period March	Six Months	Period April
	Ended June	10, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment Income/(Loss)	$6,936	$477	$6,879	$2,544
Net realized gain/(loss)	(46,948)	(88,704)	99,206	(207,737)
Net change in unrealized appreciation/(depreciation)	164,162	(69,267)	(416)	53,760
Net Increase/(Decrease) in Net Assets Resulting from Operations	124,150	(157,494)	105,669	(151,433)

Distributions to Shareholders:
Distributions to shareholders	—	(95)	—	(2,432)
Total distributions to shareholders	—	(95)	—	(2,432)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,139,619	—	1,265,014
ReInvestments	—	95	—	2,432
Cost of Shares redeemed	(769)	(1,172)	(1,498)	(2,126)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(769)	1,138,542	(1,498)	1,265,320
Total Increase/(Decrease) in Net Assets	123,381	980,953	104,171	1,111,455

Net Assets:
Beginning of the period	980,953	—	1,111,455	—
End of the period	$1,104,334	$980,953	$1,215,626	$1,111,455

Change in Shares Outstanding:(b)
Shares sold	—	113,625	—	126,371
Shares reinvested	—	11	—	277
Shares redeemed	(84)	(129)	(163)	(235)
Net Increase/(Decrease)	(84)	113,507	(163)	126,413

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered		Milliman 6-Month Buffered
	S&P 500 with Par Up		S&P 500 with Par Up
	Outcome Fund – May/Nov		Outcome Fund – Jun/Dec
	Six Months	Period May	Six Months	Period June
	Ended June	10, 2022(a)	Ended June	10, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment Income/(Loss)	$9,358	$4,022	$7,165	$2,788
Net realized gain/(loss)	28,606	(98,960)	63,830	(24,627)
Net change in unrealized appreciation/(depreciation)	103,581	(26,505)	47,714	(21,503)
Net Increase/(Decrease) in Net Assets Resulting from Operations	141,545	(121,443)	118,709	(43,342)

Distributions to Shareholders:
Distributions to shareholders	—	(4,022)	—	(5,332)
Tax return of capital to shareholders	—	(319)	—	(453)
Total distributions to shareholders	—	(4,341)	—	(5,785)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,681,374	—	1,122,205
ReInvestments	—	4,341	—	5,785
Cost of Shares redeemed	(4,185)	(2,130)	(783)	(831)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,185)	1,683,585	(783)	1,127,159
Total Increase/(Decrease) in Net Assets	137,360	1,557,801	117,926	1,078,032

Net Assets:
Beginning of the period	1,557,801	—	1,078,032	—
End of the period	$1,695,161	$1,557,801	$1,195,958	$1,078,032

Change in Shares Outstanding:(b)
Shares sold	—	171,264	—	112,690
Shares reinvested	—	479	—	609
Shares redeemed	(443)	(224)	(79)	(85)
Net Increase/(Decrease)	(443)	171,519	(79)	113,214

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Parred		Milliman 6-Month Parred
	Down S&P 500 with Par Up		Down S&P 500 with Par Up
	Outcome Fund – Jan/Jul		Outcome Fund – Feb/Aug
		Period		Period
	Six Months	January 10,	Six Months	February 10,
	Ended June	2022(a) to	Ended June	2022(a) to
	30, 2023	December 31,	30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
Operations:
Net Investment Income/(Loss)	$5,136	$(2,049)	$8,834	$1,152
Net realized gain/(loss)	(43,843)	(159,939)	(142,329)	(103,781)
Net change in unrealized appreciation/(depreciation)	129,561	(68,486)	236,265	(181,024)
Net Increase/(Decrease) in Net Assets Resulting from Operations	90,854	(230,474)	102,770	(283,653)

Distributions to Shareholders:
Distributions to shareholders	—	—	—	(663)
Total distributions to shareholders	—	—	—	(663)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,000,010	—	1,461,555
ReInvestments	—	—	—	663
Cost of Shares redeemed	—	—	(7,592)	(2,033)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,000,010	(7,592)	1,460,185
Total Increase/(Decrease) in Net Assets	90,854	769,536	95,178	1,175,869

Net Assets:
Beginning of the period	769,536	—	1,175,869	—
End of the period	$860,390	$769,536	$1,271,047	$1,175,869

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	151,918
Shares reinvested	—	—	—	84
Shares redeemed	—	—	(934)	(252)
Net Increase/(Decrease)	—	100,001	(934)	151,750

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Parred Down		Milliman 6-Month Parred Down
	S&P 500 with Par Up		S&P 500 with Par Up
	Outcome Fund – Mar/Sep		Outcome Fund – Apr/Oct
	Six Months	Period March	Six Months	Period April
	Ended June	10, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment Income/(Loss)	$5,649	$(299)	$5,568	$1,661
Net realized gain/(loss)	(67,156)	(91,682)	71,420	(168,307)
Net change in unrealized appreciation/(depreciation)	150,978	(72,294)	8,971	34,788
Net Increase/(Decrease) in Net Assets Resulting from Operations	89,471	(164,275)	85,959	(131,858)

Distributions to Shareholders:
Distributions to shareholders	—	—	—	(1,570)
Total distributions to shareholders	—	—	—	(1,570)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,000,010	—	1,000,010
ReInvestments	—	—	—	1,570
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,000,010	—	1,001,580
Total Increase/(Decrease) in Net Assets	89,471	835,735	85,959	868,152

Net Assets:
Beginning of the period	835,735	—	868,152	—
End of the period	$925,206	$835,735	$954,111	$868,152

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	—	—	181
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,001	—	100,182

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Parred		Milliman 6-Month Parred
	Down S&P 500 with Par Up		Down S&P 500 with Par Up
	Outcome Fund – May/Nov		Outcome Fund - Jun/Dec
	Six Months	Period May	Six Months	Period June
	Ended June	10, 2022(a)	Ended June	10, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment Income/(Loss)	$6,189	$2,079	$6,804	$2,385
Net realized gain/(loss)	22,213	(88,179)	54,184	(27,762)
Net change in unrealized appreciation/(depreciation)	56,498	(12,126)	43,367	(20,355)
Net Increase/(Decrease) in Net Assets Resulting from Operations	84,900	(98,226)	104,355	(45,732)

Distributions to Shareholders:
Distributions to shareholders	—	(1,980)	—	(2,385)
Tax return of capital to shareholders	—	—	—	(358)
Total distributions to shareholders	—	(1,980)	—	(2,743)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,000,010	—	1,000,010
ReInvestments	—	1,980	—	2,743
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,001,990	—	1,002,753
Total Increase/(Decrease) in Net Assets	84,900	901,784	104,355	954,278

Net Assets:
Beginning of the period	901,784	—	954,278	—
End of the period	$986,684	$901,784	$1,058,633	$954,278

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	220	—	288
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,221	—	100,289

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman	Milliman	Milliman
	6-Month	6-Month	6-Month
	Buffered	Buffered	Buffered
	S&P 500	S&P 500	S&P 500
	with Trigger	with Trigger	with Trigger
	Outcome	Outcome	Outcome
	Fund - Jan/	Fund - Feb/	Fund - Mar/
	Jul	Aug	Sep
	Period	Period
	January 10,	February	Period March
	2023(a)	10, 2023(a)	10, 2023(a)
	to June	to June 30,	to June 30,
	30, 2023	2023	2023
	(Unaudited)	(Unaudited)	(Unaudited)

Operations:
Net Investment Income/(Loss)	$6,448	$5,387	$4,254
Net change in unrealized appreciation/(depreciation)	45,982	38,809	54,242
Net Increase/(Decrease) in Net Assets Resulting from Operations	52,430	44,196	58,496

Capital Share Transactions:(b)
Proceeds from Shares sold	1,000,011	1,000,010	1,000,010
Cost of Shares redeemed	(1)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,000,010	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	1,052,440	1,044,206	1,058,506

Net Assets:
Beginning of the period	—	—	—
End of the period	$1,052,440	$1,044,206	$1,058,506

Change in Shares Outstanding:(b)
Shares sold	100,001	100,001	100,001
Shares redeemed	—	—	—
Net Increase/(Decrease)	100,001	100,001	100,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered		Milliman 6-Month Buffered
	S&P 500 with Trigger		S&P 500 with Trigger
	Outcome Fund – Apr/Oct		Outcome Fund – May/Nov
		Period		Period
	Six Months	October 10,	Six Months	November
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment Income/(Loss)	$6,641	$3,169	$8,816	$3,384
Net realized gain/(loss)	78,034	—	99,793	—
Net change in unrealized appreciation/(depreciation)	(13,327)	49,337	47,362	(5,631)
Net Increase/(Decrease) in Net Assets Resulting from Operations	71,348	52,506	155,971	(2,247)

Distributions to Shareholders:
Distributions to shareholders	—	(34,194)	—	(3,384)
Tax return of capital to shareholders	—	—	—	(182)
Total distributions to shareholders	—	(34,194)	—	(3,566)

Capital Share Transactions:(b)
Proceeds from Shares sold	—	1,000,016	—	1,481,406
ReInvestments	—	34,194	—	3,566
Cost of Shares redeemed	(6)	—	(3,122)	(607)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6)	1,034,210	(3,122)	1,484,365
Total Increase/(Decrease) in Net Assets	71,342	1,052,522	152,849	1,478,552

Net Assets:
Beginning of the period	1,052,522	—	1,478,552	—
End of the period	$1,123,864	$1,052,522	$1,631,401	$1,478,552

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	147,289
Shares reinvested	—	3,366	—	357
Shares redeemed	(1)	—	(294)	(60)
Net Increase/(Decrease)	(1)	103,367	(294)	147,586

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Month Buffered		Milliman 1-Year Buffered
	S&P 500 with Trigger		S&P 500 with Spread
	Outcome Fund – Jun/Dec		Outcome Fund – Jan
		Period		Period
	Six Months	December	Six Months	January 10,
	Ended June	12, 2022(a)	Ended June	2022(a) to
	30, 2023	to December	30, 2023	December 31,
	(Unaudited)	31, 2022	(Unaudited)	2022
Operations:
Net Investment income/(loss)	$6,363	$1,218	$5,544	$(1,375)
Net realized gain/(loss)	68,026	—	(132,691)	—
Net change in unrealized appreciation/(depreciation)	25,687	(14,408)	232,695	(157,433)
Net Increase/(Decrease) in Net Assets Resulting from Operations	100,076	(13,190)	105,548	(158,808)

Distributions to Shareholders:
Distributions to shareholders	—	(993)	—	—
Total distributions to shareholders	—	(993)	—	—

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,151
Reinvestments	—	993	—	—
Cost of shares redeemed	—	—	—	(140)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,001,003	—	1,000,011
Total Increase/(Decrease) in Net Assets	100,076	986,820	105,548	841,203

Net Assets:
Beginning of the period	986,820	—	841,203	—
End of the period	$1,086,896	$986,820	$946,751	$841,203

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,015
Shares reinvested	—	101	—	—
Shares redeemed	—	—	—	(14)
Net Increase/(Decrease)	—	100,102	—	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 with Spread		S&P 500 with Spread
	Outcome Fund – Feb		Outcome Fund – Mar
		Period
	Six Months	February 10,	Six Months	Period March
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,926	$(571)	$5,811	$194
Net realized gain/(loss)	(74,053)	—	(80,591)	—
Net change in unrealized appreciation/(depreciation)	178,389	(127,179)	224,549	(117,531)
Net Increase/(Decrease) in Net Assets Resulting from Operations	110,262	(127,750)	149,769	(117,337)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,014	—	1,000,022
Cost of shares redeemed	—	(4)	—	(11)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,000,010	—	1,000,011
Total Increase/(Decrease) in Net Assets	110,262	872,260	149,769	882,674

Net Assets:
Beginning of the period	872,260	—	882,674	—
End of the period	$982,522	$872,260	$1,032,443	$882,674

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,002
Shares redeemed	—	—	—	(1)
Net Increase/(Decrease)	—	100,001	—	100,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 with Spread		S&P 500 with Spread
	Outcome Fund – Apr		Outcome Fund – May
	Six Months	Period April	Six Months	Period May
	Ended June	11, 2022(a)	Ended June	10, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,811	$1,090	$6,288	$1,659
Net realized gain/(loss)	(84,812)	—	(53,869)	—
Net change in unrealized appreciation/(depreciation)	187,444	(129,209)	122,433	(65,757)
Net Increase/(Decrease) in Net Assets Resulting from Operations	108,443	(128,119)	74,852	(64,098)

Distributions to Shareholders:
Distributions to shareholders	—	(749)	—	(1,306)
Total distributions to shareholders	—	(749)	—	(1,306)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,030,010	—	1,000,010
Reinvestments	—	749	—	1,306
Cost of shares redeemed	(13,904)	(238)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(13,904)	1,030,521	—	1,001,316
Total Increase/(Decrease) in Net Assets	94,539	901,653	74,852	935,912

Net Assets:
Beginning of the period	901,653	—	935,912	—
End of the period	$996,192	$901,653	$1,010,764	$935,912

Change in Shares Outstanding:(b)
Shares sold	—	103,071	—	100,001
Shares reinvested	—	86	—	139
Shares redeemed	(1,510)	(27)	—	—
Net Increase/(Decrease)	(1,510)	103,130	—	100,140

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 with Spread		S&P 500 with Spread
	Outcome Fund – Jun		Outcome Fund – Jul
	Six Months	Period June	Six Months	Period July
	Ended June	10, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,432	$2,098	$6,561	$2,129
Net realized gain/(loss)	15,893	—	—	—
Net change in unrealized appreciation/(depreciation)	66,004	(43,999)	93,853	(31,912)
Net Increase/(Decrease) in Net Assets Resulting from Operations	88,329	(41,901)	100,414	(29,783)

Distributions to Shareholders:
Distributions to shareholders	—	(1,737)	—	(8,265)
Total distributions to shareholders	—	(1,737)	—	(8,265)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,006,374
Reinvestments	—	1,737	—	8,265
Cost of shares redeemed	—	—	(266)	(34)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions..	—	1,001,747	(266)	1,014,605
Total Increase/(Decrease) in Net Assets	88,329	958,109	100,148	976,557

Net Assets:
Beginning of the period	958,109	—	976,557	—
End of the period	$1,046,438	$958,109	$1,076,705	$976,557

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,610
Shares reinvested	—	180	—	856
Shares redeemed	—	—	(26)	(4)
Net Increase/(Decrease)	—	100,181	(26)	101,462

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 with Spread		S&P 500 with Spread
	Outcome Fund – Aug		Outcome Fund – Sep
				Period
	Six Months	Period August	Six Months	September
	Ended June	10, 2022(a)	Ended June	12, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,521	$2,195	$6,725	$2,236
Net change in unrealized appreciation/(depreciation)	58,765	(99,473)	93,555	(67,680)
Net Increase/(Decrease) in Net Assets Resulting from Operations	65,286	(97,278)	100,280	(65,444)

Distributions to Shareholders:
Distributions to shareholders	—	(1,860)	—	(1,885)
Total distributions to shareholders	—	(1,860)	—	(1,885)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,006,012	—	1,000,010
Reinvestments	—	1,860	—	1,885
Cost of shares redeemed	(35)	(27)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(35)	1,007,845	—	1,001,895
Total Increase/(Decrease) in Net Assets	65,251	908,707	100,280	934,566

Net Assets:
Beginning of the period	908,707	—	934,566	—
End of the period	$973,958	$908,707	$1,034,846	$934,566

Change in Shares Outstanding:(b)
Shares sold	—	100,601	—	100,001
Shares reinvested	—	206	—	201
Shares redeemed	(4)	(3)	—	—
Net Increase/(Decrease)	(4)	100,804	—	100,202

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 with Spread		S&P 500 with Spread
	Outcome Fund – Oct		Outcome Fund – Nov
		Period		Period
	Six Months	October 10,	Six Months	November
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,637	$2,903	$5,839	$1,957
Net change in unrealized appreciation/(depreciation)	128,026	59,574	104,663	(19,938)
Net Increase/(Decrease) in Net Assets Resulting from Operations	133,663	62,477	110,502	(17,981)

Distributions to Shareholders:
Distributions to shareholders	—	(65,492)	—	(1,841)
Total distributions to shareholders	—	(65,492)	—	(1,841)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	65,492	—	1,841
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,065,502	—	1,001,851
Total Increase/(Decrease) in Net Assets	133,663	1,062,487	110,502	982,029

Net Assets:
Beginning of the period	1,062,487	—	982,029	—
End of the period	$1,196,150	$1,062,487	$1,092,531	$982,029

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	6,589	—	188
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	106,590	—	100,189

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Floored S&P
	S&P 500 with Spread		500 with Par Up Outcome
	Outcome Fund – Dec		Fund – Jan
		Period		Period
	Six Months	December	Six Months	January 10,
	Ended June	12, 2022(a)	Ended June	2022(a) to
	30, 2023	to December	30, 2023	December 31,
	(Unaudited)	31, 2022	(Unaudited)	2022
Operations:
Net Investment income/(loss)	$6,121	$1,067	$5,332	$(1,304)
Net realized gain/(loss)	—	—	(172,696)	—
Net change in unrealized appreciation/(depreciation)	105,838	(32,831)	229,260	(179,988)
Net Increase/(Decrease) in Net Assets Resulting from Operations	111,959	(31,764)	61,896	(181,292)

Distributions to Shareholders:
Distributions to shareholders	—	(918)	—	—
Total distributions to shareholders	—	(918)	—	—

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	918	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,000,928	—	1,000,010
Total Increase/(Decrease) in Net Assets	111,959	968,246	61,896	818,718

Net Assets:
Beginning of the period	968,246	—	818,718	—
End of the period	$1,080,205	$968,246	$880,614	$818,718

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	95	—	—
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,096	—	100,001

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P		Milliman 1-Year Floored S&P
	500 with Par Up Outcome		500 with Par Up Outcome
	Fund – Feb		Fund – Mar
		Period
	Six Months	February 10,	Six Months	Period March
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,230	$(578)	$5,097	$224
Net realized gain/(loss)	(165,497)	—	(173,380)	—
Net change in unrealized appreciation/(depreciation)	197,052	(168,935)	225,456	(149,408)
Net Increase/(Decrease) in Net Assets Resulting from Operations	36,785	(169,513)	57,173	(149,184)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,012	—	1,000,010
Cost of shares redeemed	(2)	—	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(2)	1,000,012	—	1,000,010
Total Increase/(Decrease) in Net Assets	36,783	830,499	57,173	850,826

Net Assets:
Beginning of the period	830,499	—	850,826	—
End of the period	$867,282	$830,499	$907,999	$850,826

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,001	—	100,001

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P		Milliman 1-Year Floored S&P
	500 with Par Up Outcome		500 with Par Up Outcome
	Fund – Apr		Fund – May
	Six Months	Period April	Six Months	Period May
	Ended June	11, 2022(a)	Ended June	10, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,613	$1,383	$6,188	$1,715
Net realized gain/(loss)	(161,812)	—	(47,310)	—
Net change in unrealized appreciation/(depreciation)	189,937	(159,029)	119,688	(82,919)
Net Increase/(Decrease) in Net Assets Resulting from Operations	33,738	(157,646)	78,566	(81,204)

Distributions to Shareholders:
Distributions to shareholders	—	(1,037)	—	(1,378)
Total distributions to shareholders	—	(1,037)	—	(1,378)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,062,469	—	1,000,011
Reinvestments	—	1,037	—	1,378
Cost of shares redeemed	(498)	(775)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(498)	1,062,731	—	1,001,389
Total Increase/(Decrease) in Net Assets	33,240	904,048	78,566	918,807

Net Assets:
Beginning of the period	904,048	—	918,807	—
End of the period	$937,288	$904,048	$997,373	$918,807

Change in Shares Outstanding:(b)
Shares sold	—	106,247	—	100,001
Shares reinvested	—	121	—	149
Shares redeemed	(59)	(86)	—	—
Net Increase/(Decrease)	(59)	106,282	—	100,150

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P		Milliman 1-Year Floored S&P
	500 with Par Up Outcome		500 with Par Up Outcome
	Fund – Jun		Fund – Jul
	Six Months	Period June	Six Months	Period July
	Ended June	10, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,562	$2,228	$6,544	$2,255
Net realized gain/(loss)	(4,498)	—	—	—
Net change in unrealized appreciation/(depreciation)	82,284	(57,950)	74,136	(50,089)
Net Increase/(Decrease) in Net Assets Resulting from Operations	84,348	(55,722)	80,680	(47,834)

Distributions to Shareholders:
Distributions to shareholders	—	(1,869)	—	(1,897)
Total distributions to shareholders	—	(1,869)	—	(1,897)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	1,869	—	1,897
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,001,879	—	1,001,907
Total Increase/(Decrease) in Net Assets	84,348	944,288	80,680	952,176

Net Assets:
Beginning of the period	944,288	—	952,176	—
End of the period	$1,028,636	$944,288	$1,032,856	$952,176

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	196	—	198
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,197	—	100,199

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P		Milliman 1-Year Floored S&P
	500 with Par Up Outcome		500 with Par Up Outcome
	Fund – Aug		Fund – Sep
				Period
	Six Months	Period August	Six Months	September
	Ended June	10, 2022(a)	Ended June	12, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,348	$2,273	$6,785	$2,351
Net change in unrealized appreciation/(depreciation)	51,257	(95,129)	80,472	(60,680)
Net Increase/(Decrease) in Net Assets Resulting from Operations	57,605	(92,856)	87,257	(58,329)

Distributions to Shareholders:
Distributions to shareholders	—	(1,938)	—	(1,994)
Total distributions to shareholders	—	(1,938)	—	(1,994)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,011	—	1,000,010
Reinvestments	—	1,938	—	1,994
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,001,949	—	1,002,004
Total Increase/(Decrease) in Net Assets	57,605	907,155	87,257	941,681

Net Assets:
Beginning of the period	907,155	—	941,681	—
End of the period	$964,760	$907,155	$1,028,938	$941,681

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	213	—	211
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,214	—	100,212

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Floored S&P		Milliman 1-Year Floored S&P
	500 with Par Up Outcome		500 with Par Up Outcome
	Fund – Oct		Fund – Nov
		Period		Period
	Six Months	October 10,	Six Months	November
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,859	$2,971	$5,780	$1,950
Net realized gain/(loss)	—	—	—	(238)
Net change in unrealized appreciation/(depreciation)	93,293	32,385	86,260	(11,009)
Net Increase/(Decrease) in Net Assets Resulting from Operations	99,152	35,356	92,040	(9,297)

Distributions to Shareholders:
Distributions to shareholders	—	(38,112)	—	(1,836)
Total distributions to shareholders	—	(38,112)	—	(1,836)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	38,112	—	1,836
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,038,122	—	1,001,846
Total Increase/(Decrease) in Net Assets	99,152	1,035,366	92,040	990,713

Net Assets:
Beginning of the period	1,035,366	—	990,713	—
End of the period	$1,134,518	$1,035,366	$1,082,753	$990,713

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	3,827	—	186
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	103,828	—	100,187

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

			Milliman 1-Year Buffered
	Milliman 1-Year Floored S&P		S&P 500 & Nasdaq with
	500 with Par Up Outcome		Stacker Cap Outcome Fund
	Fund – Dec		- Jan
		Period		Period
	Six Months	December	Six Months	January 10,
	Ended June	12, 2022(a)	Ended June	2022(a) to
	30, 2023	to December	30, 2023	December 31,
	(Unaudited)	31, 2022	(Unaudited)	2022
Operations:
Net Investment income/(loss)	$7,600	$1,464	$5,561	$(1,339)
Net realized gain/(loss)	—	—	(121,008)	—
Net change in unrealized appreciation/(depreciation)	104,380	(24,571)	211,305	(156,012)
Net Increase/(Decrease) in Net Assets Resulting from Operations	111,980	(23,107)	95,858	(157,351)

Distributions to Shareholders:
Distributions to shareholders	—	(1,144)	—	—
Total distributions to shareholders	—	(1,144)	—	—

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,250,080	—	1,000,159
Reinvestments	—	1,144	—	—
Cost of shares redeemed	(1,577)	(152)	—	(147)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,577)	1,251,072	—	1,000,012
Total Increase/(Decrease) in Net Assets	110,403	1,226,821	95,858	842,661

Net Assets:
Beginning of the period	1,226,821	—	842,661	—
End of the period	$1,337,224	$1,226,821	$938,519	$842,661

Change in Shares Outstanding:(b)
Shares sold	—	125,008	—	100,016
Shares reinvested	—	116	—	—
Shares redeemed	(155)	(15)	—	(15)
Net Increase/(Decrease)	(155)	125,109	—	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		S&P 500 & Nasdaq with
	Stacker Cap Outcome Fund		Stacker Cap Outcome Fund
	- Feb		- Mar
		Period
	Six Months	February 10,	Six Months	Period March
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,905	$(544)	$5,906	$274
Net realized gain/(loss)	(82,176)	—	(79,658)	—
Net change in unrealized appreciation/(depreciation)	196,389	(127,771)	176,146	(117,301)
Net Increase/(Decrease) in Net Assets Resulting from Operations	120,118	(128,315)	102,394	(117,027)

Capital Share Transactions:(b)
Proceeds from shares sold	26,750	1,000,015	—	1,000,010
Cost of Shares redeemed	(120)	(4)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	26,630	1,000,011	—	1,000,010
Total Increase/(Decrease) in Net Assets	146,748	871,696	102,394	882,983

Net Assets:
Beginning of the period	871,696	—	882,983	—
End of the period	$1,018,444	$871,696	$985,377	$882,983

Change in Shares Outstanding:(b)
Shares sold	2,917	100,002	—	100,001
Shares redeemed	(13)	(1)	—	—
Net Increase/(Decrease)	2,904	100,001	—	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		S&P 500 & Nasdaq with
	Stacker Cap Outcome Fund		Stacker Cap Outcome Fund
	- Apr		- May
	Six Months	Period April	Six Months	Period May
	Ended June	11, 2022(a)	Ended June	10, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,006	$1,214	$6,411	$1,715
Net realized gain/(loss)	(85,616)	—	48,837	—
Net change in unrealized appreciation/(depreciation)	167,573	(132,853)	81,172	(53,065)
Net Increase/(Decrease) in Net Assets Resulting from Operations	87,963	(131,639)	136,420	(51,350)

Distributions to Shareholders:
Distributions to shareholders	—	(871)	—	(1,371)
Total distributions to shareholders	—	(871)	—	(1,371)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,035,010	—	1,000,010
Reinvestments	—	871	—	1,371
Cost of shares redeemed	(202)	(279)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(202)	1,035,602	—	1,001,381
Total Increase/(Decrease) in Net Assets	87,761	903,092	136,420	948,660

Net Assets:
Beginning of the period	903,092	—	948,660	—
End of the period	$990,853	$903,092	$1,085,080	$948,660

Change in Shares Outstanding:(b)
Shares sold	—	103,574	—	100,001
Shares reinvested	—	100	—	143
Shares redeemed	(22)	(31)	—	—
Net Increase/(Decrease)	(22)	103,643	—	100,144

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		S&P 500 & Nasdaq with
	Stacker Cap Outcome Fund		Stacker Cap Outcome Fund
	- Jun		- Jul
	Six Months	Period June	Six Months	Period July
	Ended June	10, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,208	$2,151	$6,382	$2,203
Net realized gain/(loss)	100,955	—	—	—
Net change in unrealized appreciation/(depreciation)	42,024	(28,847)	128,001	(28,738)
Net Increase/(Decrease) in Net Assets Resulting from Operations	149,187	(26,696)	134,383	(26,535)

Distributions to Shareholders:
Distributions to shareholders	—	(1,790)	—	(1,841)
Total distributions to shareholders	—	(1,790)	—	(1,841)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,003,182
Reinvestments	—	1,790	—	1,841
Cost of shares redeemed	—	—	(136)	(16)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,001,800	(136)	1,005,007
Total Increase/(Decrease) in Net Assets	149,187	973,314	134,247	976,631

Net Assets:
Beginning of the period	973,314	—	976,631	—
End of the period	$1,122,501	$973,314	$1,110,878	$976,631

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,310
Shares reinvested	—	182	—	188
Shares redeemed	—	—	(13)	(2)
Net Increase/(Decrease)	—	100,183	(13)	100,496

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		S&P 500 & Nasdaq with
	Stacker Cap Outcome Fund		Stacker Cap Outcome Fund
	- Aug		- Sep
				Period
	Six Months	Period August	Six Months	September
	Ended June	10, 2022(a)	Ended June	12, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$6,520	$2,231	$6,524	$2,286
Net change in unrealized appreciation/(depreciation)	145,765	(100,845)	160,010	(61,003)
Net Increase/(Decrease) in Net Assets Resulting from Operations	152,285	(98,614)	166,534	(58,717)

Distributions to Shareholders:
Distributions to shareholders	—	(1,892)	—	(1,924)
Total distributions to shareholders	—	(1,892)	—	(1,924)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,002,411	—	1,000,013
Reinvestments	—	1,892	—	1,924
Cost of Shares redeemed	(14)	(11)	(3)	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(14)	1,004,292	(3)	1,001,937
Total Increase/(Decrease) in Net Assets	152,271	903,786	166,531	941,296

Net Assets:
Beginning of the period	903,786	—	941,296	—
End of the period	$1,056,057	$903,786	$1,107,827	$941,296

Change in Shares Outstanding:(b)
Shares sold	—	100,241	—	100,001
Shares reinvested	—	209	—	204
Shares redeemed	(1)	(1)	—	—
Net Increase/(Decrease)	(1)	100,449	—	100,205

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered		Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		S&P 500 & Nasdaq with
	Stacker Cap Outcome Fund		Stacker Cap Outcome Fund
	- Oct		- Nov
		Period		Period
	Six Months	October 10,	Six Months	November
	Ended June	2022(a) to	Ended June	10, 2022(a)
	30, 2023	December 31,	30, 2023	to December
	(Unaudited)	2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$5,661	$2,970	$5,669	$1,964
Net change in unrealized appreciation/(depreciation)	113,402	48,001	136,550	(13,714)
Net Increase/(Decrease) in Net Assets Resulting from Operations	119,063	50,971	142,219	(11,750)

Distributions to Shareholders:
Distributions to shareholders	—	(2,852)	—	(1,850)
Total distributions to shareholders	—	(2,852)	—	(1,850)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	2,852	—	1,850
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,002,862	—	1,001,860
Total Increase/(Decrease) in Net Assets	119,063	1,050,981	142,219	988,260

Net Assets:
Beginning of the period	1,050,981	—	988,260	—
End of the period	$1,170,044	$1,050,981	$1,130,479	$988,260

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	273	—	187
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,274	—	100,188

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 1-Year Buffered
	S&P 500 & Nasdaq with		Milliman 6-Year Buffered
	Stacker Cap Outcome Fund		S&P 500 with Par Up
	- Dec		Outcome Fund – Jan (I)
		Period		Period
	Six Months	December	Six Months	January 10,
	Ended June	12, 2022(a)	Ended June	2022(a) to
	30, 2023	to December	30, 2023	December 31,
	(Unaudited)	31, 2022	(Unaudited)	2022
Operations:
Net Investment income/(loss)	$5,953	$1,066	$8,810	$12,884
Net change in unrealized appreciation/(depreciation)	136,706	(28,235)	95,805	(191,380)
Net Increase/(Decrease) in Net Assets Resulting from Operations	142,659	(27,169)	104,615	(178,496)

Distributions to Shareholders:
Distributions to shareholders	—	(925)	—	(12,822)
Total distributions to shareholders	—	(925)	—	(12,822)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,000,010	—	1,000,010
Reinvestments	—	925	—	12,822
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	—	1,000,935	—	1,012,832
Total Increase/(Decrease) in Net Assets	142,659	972,841	104,615	821,514

Net Assets:
Beginning of the period	972,841	—	821,514	—
End of the period	$1,115,500	$972,841	$926,129	$821,514

Change in Shares Outstanding:(b)
Shares sold	—	100,001	—	100,001
Shares reinvested	—	95	—	1,595
Shares redeemed	—	—	—	—
Net Increase/(Decrease)	—	100,096	—	101,596

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman 6-Year Buffered		Milliman 6-Year Buffered
	S&P 500 with Par Up		S&P 500 with Par Up
	Outcome Fund – Apr (I)		Outcome Fund – Jul (I)
	Six Months	Period April	Six Months	Period July
	Ended June	11, 2022(a)	Ended June	11, 2022(a)
	30, 2023	to December	30, 2023	to December
	(Unaudited)	31, 2022	(Unaudited)	31, 2022
Operations:
Net Investment income/(loss)	$17,112	$20,778	$23,683	$19,269
Net realized gain/(loss)	—	(76,076)	—	138
Net change in unrealized appreciation/(depreciation)	201,943	(151,981)	353,492	(96,000)
Net Increase/(Decrease) in Net Assets Resulting from Operations	219,055	(207,279)	377,175	(76,593)

Distributions to Shareholders:
Distributions to shareholders	—	(20,611)	—	(44,588)
Total distributions to shareholders	—	(20,611)	—	(44,588)

Capital Share Transactions:(b)
Proceeds from shares sold	—	2,674,530	—	2,800,000
Reinvestments	—	20,611	—	44,588
Cost of Shares redeemed	(4,841)	(870,498)	(11,472)	(69,296)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,841)	1,824,643	(11,472)	2,775,292
Total Increase/(Decrease) in Net Assets	214,214	1,596,753	365,703	2,654,111

Net Assets:
Beginning of the period	1,596,753	—	2,654,111	—
End of the period	$1,810,967	$1,596,753	$3,019,814	$2,654,111

Change in Shares Outstanding:(b)
Shares sold	—	281,814	—	273,662
Shares reinvested	—	2,366	—	4,597
Shares redeemed	(523)	(101,973)	(1,110)	(6,857)
Net Increase/(Decrease)	(523)	182,207	(1,110)	271,402

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

			Milliman	Milliman
			6-Year	6-Year
			Buffered S&P	Buffered S&P
	Milliman 6-Year Buffered		500 with Par	500 with Par
	S&P 500 with Par Up		Up Outcome	Up Outcome
	Outcome Fund — Oct (I)		Fund - Jan (II)	Fund - Apr (II)
			Period
		Period	January 10,	Period April
	Six Months	October 10,	2023(a)	10, 2023(a)
	Ended June	2022(a) to	to June	to June 30,
	30, 2023	December 31,	30, 2023	2023
	(Unaudited)	2022	(Unaudited)	(Unaudited)
Operations:
Net Investment income/(loss)	$9,662	$4,855	$9,922	$4,748
Net change in unrealized appreciation/(depreciation)	123,638	1,918	56,034	57,270
Net Increase/(Decrease) in Net Assets Resulting from Operations	133,300	6,773	65,956	62,018

Distributions to Shareholders:
Distributions to shareholders	—	(10,816)	—	—
Total distributions to shareholders	—	(10,816)	—	—

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,001,121	1,000,010	1,000,010
Reinvestments	—	10,816	—	—
Cost of Shares redeemed	(7)	(3)	—	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(7)	1,011,934	1,000,010	1,000,010
Total Increase/(Decrease) in Net Assets	133,293	1,007,891	1,065,966	1,062,028

Net Assets:
Beginning of the period	1,007,891	—	—	—
End of the period	$1,141,184	$1,007,891	$1,065,966	$1,062,028

Change in Shares Outstanding:(b)
Shares sold	—	100,112	100,001	100,001
Shares reinvested	—	1,094	—	—
Shares redeemed	(1)	(1)	—	—
Net Increase/(Decrease)	(1)	101,205	100,001	100,001

(a) Commencement of Operations

(b) Class 3

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)											Ratios/Supplemental Data:
		Investment Operations:				Distributions:								Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)		Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income		From realized gains	Total Distributions		Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/1/23 - 6/30/23 (Unaudited)	$7.84	0.05		0.79	0.84	—		—	—		$8.68	10.71%	$1,027	5.97%	0.97%	1.31%	50%
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)		(2.15)	(2.16)	—		—	—		$7.84	(21.60)%	$930	12.96%	0.97%	(0.09)%	15%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.20	0.06		0.56	0.62	—		—	—		$8.82	7.56%	$1,520	4.98%	0.97%	1.37%	55%
For the period 2/10/22 (g) - 12/31/22	$10.00	0.00	(h)	(1.80)	(1.80)	—		—	—		$8.20	(18.00)%	$1,416	8.78%	0.97%	0.03%	7%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.64	0.06		1.04	1.10	—		—	—		$9.74	12.73%	$1,104	6.01%	0.97%	1.34%	56%
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00	(h)	(1.36)	(1.36)	(0.00	)(h)	—	(0.00)		$8.64	(13.59)%	$981	7.76%	0.97%	0.06%	7%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.79	0.05		0.79	0.84	—		—	—		$9.63	9.56%	$1,216	5.68%	0.97%	1.20%	41%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.02		(1.21)	(1.19)	(0.02)		—	(0.02)		$8.79	(11.91)%	$1,111	7.08%	0.97%	0.31%	67%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.08	0.05		0.78	0.83	—		—	—		$9.91	9.14%	$1,695	4.47%	0.97%	1.17%	42%
For the period 5/10/22 (g) - 12/31/22	$10.00	0.03		(0.93)	(0.90)	(0.02)		—	(0.02	)(i)	$9.08	(8.95)%	$1,558	6.79%	0.97%	0.51%	58%
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.52	0.06		0.99	1.05	—		—	—		$10.57	11.03%	$1,196	5.90%	0.97%	1.28%	42%
For the period 6/10/22 (g) - 12/31/22	$10.00	0.03		(0.47)	(0.44)	(0.02)		(0.02)	(0.04	)(i)	$9.52	(4.29)%	$1,078	7.74%	0.97%	0.46%	68%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul
For the period 1/1/23 - 6/30/23 (Unaudited)	$$7.70	0.05		0.85	0.90	—		—	—		$8.60	11.69%	$860	7.13%	0.97%	1.27%	50%
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.02)		(2.28)	(2.30)	—		—	—		$7.70	(23.00)%	$770	14.17%	0.97%	(0.25)%	17%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug
For the period 1/1/23 - 6/30/23 (Unaudited)	$7.75	0.06		0.62	0.68	—		—	—		$8.43	8.77%	$1,271	5.42%	0.97%	1.46%	56%
For the period 2/10/22 (g) - 12/31/22	$10.00	0.01		(2.26)	(2.25)	(0.00	)(h)	—	(0.00)		$7.75	(22.46)%	$1,176	11.74%	0.97%	0.12%	0%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.36	0.06		0.83	0.89	—		—	—		$9.25	10.65%	$925	7.01%	0.97%	1.30%	57%
For the period 3/10/22 (g) - 12/31/22	$10.00	(0.00	)(h)	(1.64)	(1.64)	—		—	—		$8.36	(16.40)%	$836	8.73%	0.97%	(0.04)%	8%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.67	0.06		0.79	0.85	—		—	—		$9.52	9.80%	$954	6.96%	0.97%	1.24%	41%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.02		(1.33)	(1.31)	(0.02)		—	(0.02)		$8.67	(13.14)%	$868	8.52%	0.97%	0.26%	68%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:			Distributions:							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions		Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.00	0.06	0.79	0.85	—	—	—		$9.85	9.44%	$987	6.85%	0.97%	1.33%	42%
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(1.00)	(0.98)	(0.02)	—	(0.02)		$9.00	(9.80)%	$902	8.30%	0.97%	0.34%	67%
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.52	0.07	0.97	1.04	—	—	—		$10.56	10.92%	$1,059	6.68%	0.97%	1.38%	42%
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.48)	(0.46)	(0.02)	—	(0.02)		$9.52	(4.53)%	$954	8.37%	0.97%	0.45%	69%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul
For the period 1/10/23 (g) - 6/30/23 (Unaudited)	$10.00	0.06	0.46	0.52	—	—	—		$10.52	5.20%	$1,052	7.52%	0.97%	1.35%	0%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug
For the period 2/10/23 (g) - 6/30/23 (Unaudited)	$10.00	0.05	0.39	0.44	—	—	—		$10.44	4.40%	$1,044	7.97%	0.97%	1.42%	0%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep
For the period 3/10/23 (g) - 6/30/23 (Unaudited)	$10.00	0.04	0.54	0.58	—	—	—		$10.58	5.80%	$1,059	7.96%	0.97%	1.37%	0%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$10.18	0.06	0.63	0.69	—	—	—		$10.87	6.78%	$1,124	7.06%	0.97%	1.23%	41%
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.49	0.52	(0.03)	(0.31)	(0.34)		$10.18	5.23%	$1,053	11.13%	0.97%	1.38%	0%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$10.02	0.06	1.00	1.06	—	—	—		$11.08	10.58%	$1,631	5.50%	0.97%	1.14%	42%
For the period 11/10/22 (g) - 12/31/22	$10.00	0.03	0.01 (j)	0.04	(0.02)	—	(0.02	)(i)	$10.02	0.44%	$1,479	10.30%	0.97%	1.82%	0%
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.86	0.06	0.94	1.00	—	—	—		$10.86	10.14%	$1,087	7.85%	0.97%	1.23%	42%
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.14)	(0.13)	(0.01)	—	(0.01)		$9.86	(1.30)%	$987	25.36%	0.97%	2.49%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.41	0.06	1.00	1.06	—	—	—		$9.47	12.60%	$947	6.63%	0.97%	1.26%	58%
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.58)	(1.59)	—	—	—		$8.41	(15.90)%	$841	13.72%	0.97%	(0.16)%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.72	0.06	1.05	1.11	—	—	—		$9.83	12.73%	$983	6.77%	0.97%	1.30%	35%
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.27)	(1.28)	—	—	—		$8.72	(12.80)%	$872	13.23%	0.97%	(0.07)%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:				Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)		Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.83	0.06		1.43	1.49	–	–	–	$10.32	16.87%	$1,032	6.48%	0.97%	1.23%	37%
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00	(h)	(1.17)	(1.17)	–	–	–	$8.83	(11.70)%	$883	8.47%	0.97%	0.03%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.74	0.06		1.00	1.06	–	–	–	$9.80	12.13%	$996	6.69%	0.97%	1.24%	45%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01		(1.26)	(1.25)	(0.01)	–	(0.01)	$8.74	(12.53)%	$902	8.27%	0.97%	0.16%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.35	0.06		0.68	0.74	–	–	–	$10.09	7.91%	$1,011	6.65%	0.97%	1.31%	35%
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02		(0.66)	(0.64)	(0.01)	–	(0.01)	$9.35	(6.37)%	$936	8.08%	0.97%	0.27%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.56	0.06		0.83	0.89	–	–	–	$10.45	9.31%	$1,046	6.58%	0.97%	1.29%	36%
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02		(0.44)	(0.42)	(0.02)	–	(0.02)	$9.56	(4.23)%	$958	8.17%	0.97%	0.38%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.62	0.06		0.93	0.99	–	–	–	$10.61	10.29%	$1,077	6.56%	0.97%	1.30%	0%
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02		(0.32)	(0.30)	(0.02)	(0.06)	(0.08)	$9.62	(2.98)%	$977	8.46%	0.97%	0.45%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.01	0.06		0.59	0.65	–	–	–	$9.66	7.21%	$974	7.16%	0.97%	1.39%	0%
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02		(0.99)	(0.97)	(0.02)	–	(0.02)	$9.01	(9.72)%	$909	9.59%	0.97%	0.61%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.33	0.07		0.93	1.00	–	–	–	$10.33	10.72%	$1,035	6.83%	0.97%	1.38%	0%
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02		(0.67)	(0.65)	(0.02)	–	(0.02)	$9.33	(6.51)%	$935	10.22%	0.97%	0.80%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.97	0.05		1.20	1.25	–	–	–	$11.22	12.54%	$1,196	5.94%	0.97%	1.02%	0%
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03		0.60	0.63	(0.03)	(0.63)	(0.66)	$9.97	6.27%	$1,062	10.69%	0.97%	1.22%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.80	0.06		1.04	1.10	–	–	–	$10.90	11.22%	$1,093	6.44%	0.97%	1.14%	0%
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02		(0.20)	(0.18)	(0.02)	–	(0.02)	$9.80	(1.82)%	$982	14.13%	0.97%	1.42%	0%
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.67	0.06		1.06	1.12	–	–	–	$10.79	11.58%	$1,080	6.86%	0.97%	1.22%	0%
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01		(0.33)	(0.32)	(0.01)	–	(0.01)	$9.67	(3.21)%	$968	29.72%	0.97%	2.22%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.19	0.05	0.57	0.62	—	—	—	$8.81	7.57%	$881	7.01%	0.97%	1.28%	61%
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.80)	(1.81)	—	—	—	$8.19	(18.10)%	$819	13.76%	0.97%	(0.15)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.30	0.05	0.32	0.37	—	—	—	$8.67	4.46%	$867	7.43%	0.97%	1.27%	39%
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.69)	(1.70)	—	—	—	$8.30	(17.00)%	$830	13.25%	0.97%	(0.07)%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.51	0.05	0.52	0.57	—	—	—	$9.08	6.70%	$908	7.03%	0.97%	1.18%	41%
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.49)	(1.49)	—	—	—	$8.51	(14.90)%	$851	8.52%	0.97%	0.03%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.51	0.05	0.26	0.31	—	—	—	$8.82	3.64%	$937	6.94%	0.97%	1.25%	48%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.49)	(1.48)	(0.01)	—	(0.01)	$8.51	(14.80)%	$904	8.11%	0.97%	0.20%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.17	0.06	0.73	0.79	—	—	—	$9.96	8.62%	$997	6.74%	0.97%	1.30%	35%
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.84)	(0.82)	(0.01)	—	(0.01)	$9.17	(8.16)%	$919	8.20%	0.97%	0.28%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.42	0.07	0.78	0.85	—	—	—	$10.27	9.02%	$1,029	6.69%	0.97%	1.34%	37%
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.58)	(0.56)	(0.02)	—	(0.02)	$9.42	(5.62)%	$944	8.29%	0.97%	0.41%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.50	0.07	0.74	0.81	—	—	—	$10.31	8.53%	$1,033	6.79%	0.97%	1.33%	0%
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.50)	(0.48)	(0.02)	—	(0.02)	$9.50	(4.81)%	$952	8.67%	0.97%	0.49%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.05	0.06	0.52	0.58	—	—	—	$9.63	6.41%	$965	7.28%	0.97%	1.37%	0%
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(0.95)	(0.93)	(0.02)	—	(0.02)	$9.05	(9.31)%	$907	9.59%	0.97%	0.63%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.40	0.07	0.80	0.87	—	—	—	$10.27	9.26%	$1,029	6.85%	0.97%	1.39%	0%
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.60)	(0.58)	(0.02)	—	(0.02)	$9.40	(5.80)%	$942	10.13%	0.97%	0.83%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.97	0.06	0.90	0.96	—	—	—	$10.93	9.63%	$1,135	6.13%	0.97%	1.10%	0%
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.32	0.35	(0.03)	(0.35)	(0.38)	$9.97	3.52%	$1,035	10.98%	0.97%	1.29%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.89	0.06	0.86	0.92	—	—	—	$10.81	9.30%	$1,083	6.49%	0.97%	1.13%	0%
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.11)	(0.09)	(0.02)	—	(0.02)	$9.89	(0.92)%	$991	14.08%	0.97%	1.41%	0%
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.81	0.06	0.83	0.89	—	—	—	$10.70	9.07%	$1,337	5.83%	0.97%	1.21%	0%
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.19)	(0.18)	(0.01)	—	(0.01)	$9.81	(1.81)%	$1,227	23.71%	0.97%	2.40%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.43	0.06	0.90	0.96	—	—	—	$9.39	11.39%	$939	6.74%	0.97%	1.26%	57%
For the period 1/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.56)	(1.57)	—	—	—	$8.43	(15.70)%	$843	13.86%	0.97%	(0.16)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.72	0.06	1.12	1.18	—	—	—	$9.90	13.53%	$1,018	6.75%	0.97%	1.25%	47%
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.01)	(1.27)	(1.28)	—	—	—	$8.72	(12.80)%	$872	13.38%	0.97%	(0.07)%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.83	0.06	0.96	1.02	—	—	—	$9.85	11.55%	$985	6.73%	0.97%	1.27%	38%
For the period 3/10/22 (g) - 12/31/22	$10.00	0.00 (h)	(1.17)	(1.17)	—	—	—	$8.83	(11.70)%	$883	8.59%	0.97%	0.04%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.71	0.06	0.79	0.85	—	—	—	$9.56	9.76%	$991	6.77%	0.97%	1.28%	44%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.01	(1.29)	(1.28)	(0.01)	—	(0.01)	$8.71	(12.82)%	$903	8.42%	0.97%	0.18%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.47	0.06	1.31	1.37	—	—	—	$10.84	14.47%	$1,085	6.45%	0.97%	1.26%	49%
For the period 5/10/22 (g) - 12/31/22	$10.00	0.02	(0.54)	(0.52)	(0.01)	—	(0.01)	$9.47	(5.16)%	$949	8.21%	0.97%	0.27%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.72	0.06	1.42	1.48	—	—	—	$11.20	15.23%	$1,123	6.37%	0.97%	1.17%	32%
For the period 6/10/22 (g) - 12/31/22	$10.00	0.02	(0.28)	(0.26)	(0.02)	—	(0.02)	$9.72	(2.62)%	$973	8.31%	0.97%	0.39%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.72	0.06	1.28	1.34	—	—	—	$11.06	13.79%	$1,111	6.51%	0.98%	1.21%	0%
For the period 7/11/22 (g) - 12/31/22	$10.00	0.02	(0.28)	(0.26)	(0.02)	—	(0.02)	$9.72	(2.62)%	$977	8.73%	0.97%	0.47%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.00	0.06	1.45	1.51	—	—	—	$10.51	16.78%	$1,056	7.10%	0.97%	1.35%	0%
For the period 8/10/22 (g) - 12/31/22	$10.00	0.02	(1.00)	(0.98)	(0.02)	—	(0.02)	$9.00	(9.81)%	$904	9.80%	0.97%	0.62%	0%

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:			Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)	Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.39	0.07	1.60	1.67	—	—	—	$11.06	17.78%	$1,108	6.69%	0.97%	1.28%	0%
For the period 9/12/22 (g) - 12/31/22	$10.00	0.02	(0.61)	(0.59)	(0.02)	—	(0.02)	$9.39	(5.91)%	$941	10.36%	0.97%	0.81%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct
For the period 1/1/23 - 6/30/23 (Unaudited)	$10.48	0.06	1.13	1.19	—	—	—	$11.67	11.35%	$1,170	6.02%	0.97%	1.02%	0%
For the period 10/10/22 (g) - 12/31/22	$10.00	0.03	0.48	0.51	(0.03)	—	(0.03)	$10.48	5.09%	$1,051	11.10%	0.97%	1.28%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.86	0.06	1.36	1.42	—	—	—	$11.28	14.40%	$1,130	6.41%	0.97%	1.07%	0%
For the period 11/10/22 (g) - 12/31/22	$10.00	0.02	(0.14)	(0.12)	(0.02)	—	(0.02)	$9.86	(1.22)%	$988	14.34%	0.97%	1.43%	0%
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.72	0.06	1.36	1.42	—	—	—	$11.14	14.61%	$1,116	6.79%	0.97%	1.14%	0%
For the period 12/12/22 (g) - 12/31/22	$10.00	0.01	(0.28)	(0.27)	(0.01)	—	(0.01)	$9.72	(2.71)%	$973	29.94%	0.97%	2.21%	0%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.09	0.09	0.94	1.03	—	—	—	$9.12	12.73%	$926	6.26%	0.92%	2.05%	0%
For the period 1/10/22 (g) - 12/31/22	$10.00	0.13	(1.91)	(1.78)	(0.13)	—	(0.13)	$8.09	(17.81)%	$822	13.45%	0.92%	1.53%	10%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.76	0.09	1.12	1.21	—	—	—	$9.97	13.81%	$1,811	4.32%	0.93%	2.05%	0%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.12	(1.25)	(1.13)	(0.11)	—	(0.11)	$8.76	(11.25)%	$1,597	5.37%	0.93%	1.81%	38%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.78	0.09	1.30	1.39	—	—	—	$11.17	14.21%	$3,020	3.71%	0.94%	1.70%	0%
For the period 7/11/22 (g) - 12/31/22	$10.00	0.08	(0.13)	(0.05)	(0.07)	(0.10)	(0.17)	$9.78	(0.52)%	$2,654	4.67%	0.94%	1.73%	9%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.96	0.10	1.22	1.32	—	—	—	$11.28	13.25%	$1,141	6.21%	0.94%	1.83%	0%
For the period 10/10/22 (g) - 12/31/22	$10.00	0.05	0.02	0.07	(0.05)	(0.06)	(0.11)	$9.96	0.69%	$1,008	10.90%	0.94%	2.16%	8%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)
For the period 1/10/23 (g) - 6/30/23 (Unaudited)	$10.00	0.10	0.56	0.66	—	—	—	$10.66	6.60%	$1,066	7.54%	0.93%	2.14%	6%
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)
For the period 4/10/23 (g) - 6/30/23 (Unaudited)	$10.00	0.05	0.57	0.62	—	—	—	$10.62	6.20%	$1,062	7.42%	0.93%	2.15%	7%

(a) Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Financial Highlights

(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(d)	Expense ratios do not include expenses of underlying funds in which the Funds invest.
(e)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(f)	Not annualized for periods less than one year.
(g)	Commencement of operations.
(h)	Amount represents less than $0.005 per share.
(i)	A portion of total distributions amounting to less than $0.005 per share is return of capital.
(j)	Net realized and unrealized gain (loss) in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gain (loss) on the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

1. ORGANIZATION

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust consisted of 66 operational series, 60 of which are presented herein (each, a “Fund” and collectively, the “Funds”). The remaining series are presented in separate reports. Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2023, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.

Each Fund utilizes options contracts, including FLexible EXchange® Options (“FLEX Options”), designed to produce certain pre-determined outcomes (“Outcomes”), over a six-month, one-year or six-year period (each, an “Outcome Period). The initial Outcome Period for each Fund began upon commencement of its operations. On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and Milliman Financial Risk Management LLC (“Milliman”), the Funds’ investment adviser, will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period.

The Funds and their respective commencement dates are as follows:

Commencement of
Name	Operations
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	January 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	February 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	March 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	April 11, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	May 10, 2022
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	June 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul	January 10, 2023
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug	February 10, 2023
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep	March 10, 2023
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	October 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	November 10, 2022
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	December 12, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	March 10, 2022

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Commencement of
Name	Operations
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	May 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	December 12, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	January 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	March 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	April 11, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	May 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	June 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jul	July 11, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Aug	August 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Sep	September 12, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Oct	October 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Nov	November 10, 2022
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Dec	December 12, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	January 10, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	July 11, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	October 10, 2022
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)	January 10, 2023
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)	April 10, 2023

Each Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and also producing a fixed rate of return if the value of the S&P 500 Index is unchanged or increases, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-month period.

Each Milliman 1- Year Buffered S&P 500 with Spread Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains that exceed a declared spread, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Each Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses associated with S&P 500 Index performance to 10% and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Each Milliman 1 -Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the Nasdaq-100® Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 6- Year Buffered S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 20% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time. If the NYSE closes early on a valuation day, a Fund shall determine NAV as of that time.

Valuation

The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.

Exchange-traded options, including FLEX Options, are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange -traded options prices will be provided by a model-pricing provider. Over- the-counter options, including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2023, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.

Offering Costs

Offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Offering costs are recorded as a deferred asset and amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

In addition to the advisory fees and other expenses of the Funds, the Funds indirectly bear the investment management fees and other expenses of investment companies (underlying funds) in which they invest. The amount of these fees and expenses incurred indirectly by the Funds (“acquired fund fees and expenses”) will vary based upon the expense and fee levels of the underlying funds and the number of shares that are owned of the underlying funds at different times.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

3. DERIVATIVES

Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund seeks to achieve its investment objective and Outcomes by transacting in options contracts, including FLEX Options, to create layers within its portfolio. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. The reference assets for each Fund’s options position will be a reference index or an ETF, including an ETF that seeks to track the performance of a reference index.

During the period ended June 30, 2023, certain Funds with six-month and one-year Outcome Periods transacted in options contracts on ETFs that provide exposure to fixed income securities to create a put spread (i.e., writing and purchasing options contracts on the same underlying asset) (the “Put Spread Strategy”). The Put Spread Strategy was used to seek to enhance the Fund's upside S&P 500 Index and/or secondary Reference Index options' exposure.

The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid. Purchased options are non-income producing securities.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.

As of June 30, 2023, as collateral for its written options, the Funds pledged assets consisting of cash, cash equivalents, or liquid securities. Cash pledged is included as “Deposits at broker for written options” in the Statements of Assets and Liabilities. Securities pledged for written options are identified in each Fund’s Schedule of Investments.

In order to better define its contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2023, all of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under FASB ASC 210, Balance Sheet - Offsetting does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the underlying asset and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the underlying asset (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying asset.

The location and fair value amounts of derivatives on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in each Fund’s Schedule of Investments. The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

4. FEDERAL TAXES INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2023, the estimated cost of investments, including derivatives, and unrealized appreciation/depreciation for federal income tax purposes for each Fund were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$940,495	$174,917	$(105,392)	$69,525
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	1,436,056	160,238	(94,988)	65,250
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	982,916	218,269	(123,374)	94,895
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	1,145,539	126,148	(72,804)	53,344
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	1,598,417	176,642	(99,566)	77,076
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	1,170,475	61,279	(35,067)	26,212
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	782,289	147,289	(86,214)	61,075
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	1,180,311	129,211	(73,970)	55,241
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	813,492	176,755	(98,071)	78,684
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	898,768	100,384	(56,625)	43,759
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	917,144	100,710	(56,337)	44,373
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	983,070	50,962	(27,950)	23,012
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul	994,327	510,462	(464,480)	45,982
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug	988,013	292,483	(253,674)	38,809
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep	980,414	896,434	(842,192)	54,242
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	1,067,085	325,422	(289,411)	36,011
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	1,586,750	535,762	(494,030)	41,732
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	1,055,976	167,232	(155,952)	11,280
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	842,453	166,233	(90,972)	75,261
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	910,135	111,402	(60,192)	51,210
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	900,569	216,290	(109,271)	107,019
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	936,148	121,012	(62,777)	58,235
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	943,820	115,116	(58,439)	56,677
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	1,003,759	42,008	(20,002)	22,006
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	729,458	164,580	(102,638)	61,942
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	734,344	33,762	(74,470)	(40,708)
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	723,642	28,682	(2,805)	25,877
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	985,657	358,724	(171,123)	187,601
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	990,686	163,752	(79,029)	84,723
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	993,713	144,695	(71,688)	73,007
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	804,073	118,111	(68,839)	49,272
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	827,272	70,019	(41,903)	28,116
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	823,553	160,093	(84,044)	76,049
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	899,355	78,456	(47,548)	30,908
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	948,801	84,151	(47,383)	36,768
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	992,179	46,826	(22,493)	24,333
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	730,763	95,816	(71,768)	24,048
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	730,135	2,603	(46,474)	(43,871)

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	$721,534	$36,809	$(17,017)	$19,792
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	984,570	267,320	(141,643)	125,677
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	990,316	137,979	(62,728)	75,251
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	1,236,002	150,248	(70,439)	79,809
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	853,324	383,993	(328,700)	55,293
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	938,299	328,952	(260,334)	68,618
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	901,435	399,111	(340,267)	58,844
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	946,145	223,670	(188,951)	34,719
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	1,032,503	222,705	(194,598)	28,107
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	1,092,617	61,997	(48,820)	13,177
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	725,783	328,186	(228,922)	99,264
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	733,593	61,566	(16,646)	44,920
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	724,140	101,813	(2,806)	99,007
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	984,508	617,583	(456,180)	161,403
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	990,194	367,164	(244,327)	122,837
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	993,951	339,512	(231,040)	108,472
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	1,003,894	26,455	(122,032)	(95,577)
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	1,724,217	107,089	(57,126)	49,963
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	2,707,533	303,624	(46,132)	257,492
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	986,519	125,557	—	125,557
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	989,003	74,996	(18,962)	56,034
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)	985,312	74,144	(16,874)	57,270

For the period ended December 31, 2022, the tax character of distributions by the applicable Funds was as follows:

	Distributions paid from:
		Net Long-
	Net	Term		Total
	Ordinary	Capital	Net Return	Distributions
	Income	Gains	of Capital	Paid
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	$95	$—	$—	$95
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	2,432	—	—	2,432
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	4,022	—	319	4,341
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	3,806	1,526	453	5,785
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	663	—	—	663
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	1,570	—	—	1,570
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	1,980	—	—	1,980
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	2,385	—	358	2,743
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	15,517	18,677	—	34,194
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	3,384	—	182	3,566
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	993	—	—	993
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	749	—	—	749
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	1,306	—	—	1,306
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	1,737	—	—	1,737
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	4,367	3,898	—	8,265
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	1,860	—	—	1,860
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	1,885	—	—	1,885
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	27,861	37,631	—	65,492
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	1,841	—	—	1,841
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	918	—	—	918
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	1,037	—	—	1,037
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	1,378	—	—	1,378
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	1,869	—	—	1,869
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	1,897	—	—	1,897
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	1,938	—	—	1,938
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	1,994	—	—	1,994
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	16,952	21,160	—	38,112

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Distributions paid from:
		Net Long-
	Net	Term		Total
	Ordinary	Capital	Net Return	Distributions
	Income	Gains	of Capital	Paid
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	$1,836	$—	$—	$1,836
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	1,144	—	—	1,144
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	871	—	—	871
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	1,371	—	—	1,371
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	1,790	—	—	1,790
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	1,841	—	—	1,841
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	1,892	—	—	1,892
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	1,924	—	—	1,924
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	2,852	—	—	2,852
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	1,850	—	—	1,850
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	925	—	—	925
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	12,822	—	—	12,822
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	20,611	—	—	20,611
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	29,330	15,258	—	44,588
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	7,172	3,644	—	10,816

5. ADVISORY FEES AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund's average daily net assets.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the period ended June 30, 2023. As of June 30, 2023, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2024	2025	2026	Total
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$—	$108,417	$24,157	$132,574
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	—	101,038	28,919	129,957
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	—	56,262	25,954	82,216
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	—	50,213	27,001	77,214
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	—	45,493	27,955	73,448
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	—	40,793	27,460	68,253
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	—	109,230	24,769	133,999
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	—	99,593	26,831	126,424
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	—	56,173	26,249	82,422
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	—	48,749	26,881	75,630
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	—	44,544	27,270	71,814
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - Jun/Dec	—	39,554	28,148	67,702
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul	—	—	31,072	31,072
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug	—	—	26,493	26,493
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep	—	—	21,595	21,595
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	—	23,378	32,861	56,239
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	—	17,299	34,999	52,298

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Recovery Expiring in:
	2024	2025	2026	Total
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	$—	$11,904	$35,522	$47,426
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	—	107,952	24,817	132,769
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	—	96,560	26,407	122,967
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	—	55,673	25,893	81,566
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	—	48,598	26,701	75,299
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	—	44,120	27,181	71,301
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	—	39,123	27,821	66,944
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jul	—	35,416	28,249	63,665
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Aug	—	30,913	28,901	59,814
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Sep	—	25,775	28,417	54,192
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Oct	—	22,984	27,393	50,377
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Nov	—	18,096	27,766	45,862
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Dec	—	13,816	29,562	43,378
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	—	108,349	24,983	133,332
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	—	96,862	26,531	123,393
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	—	55,878	26,005	81,883
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	—	49,250	26,785	76,035
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	—	44,365	27,263	71,628
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	—	39,316	27,946	67,262
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jul	—	35,558	28,554	64,112
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Aug	—	31,067	29,105	60,172
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Sep	—	25,894	28,546	54,440
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Oct	—	23,068	27,500	50,568
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Nov	—	18,159	28,022	46,181
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Dec	—	13,852	30,466	44,318
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jan	—	109,311	25,501	134,812
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Feb	—	98,075	27,110	125,185
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Mar	—	56,965	26,702	83,667
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Apr	—	50,149	27,168	77,317
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - May	—	45,195	27,747	72,942
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jun	—	40,075	28,389	68,464
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Jul	—	36,248	29,044	65,292
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Aug	—	31,577	29,551	61,128
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Sep	—	26,316	29,010	55,326
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Oct	—	23,377	27,912	51,289
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Nov	—	18,360	28,627	46,987
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund - Dec	—	13,969	30,176	44,145
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (I)	—	105,018	22,640	127,658
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (I)	—	50,214	27,805	78,019
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jul (I)	27,309	41,102	37,659	106,070
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Oct (I)	—	22,233	27,586	49,819
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)	—	—	30,347	30,347
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)	—	—	14,224	14,224

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 29, 2024. Amounts waived under this agreement are separately shown on each Fund’s Statement of Operations and may not be recouped by Milliman. This contract cannot be terminated or modified for a Fund without the consent of the Board.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b -1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2023, by the applicable Funds were as follows:

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$230,994	$260,559
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	353,557	417,236
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	244,806	271,420
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	21,879	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	5,942	109
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	25,031	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	191,657	215,283
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	296,321	357,001
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	206,901	238,667
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	16,829	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	5,240	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	22,127	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul	331,952	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug	331,833	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep	331,314	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	20,190	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	32,548	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	27,511	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	202,401	265,419
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	217,804	261,461
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	216,349	258,666
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	227,188	270,574
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	226,341	259,075
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	242,875	250,590
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	193,514	268,649
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	197,953	268,715
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	197,702	265,427
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	216,018	283,792
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	228,355	258,423
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	238,710	252,045
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	202.797	265,261
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	227.879	261,461
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	216.633	258,608
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	228.231	269,462
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	248.686	250,692
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	264,520	242,741
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)	858,641	63,382
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)	867,414	74,238

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Purchases and sales of investments of U.S. Government Securities, for the period ended June 30, 2023, by the applicable Funds were as follows:

	Purchases	Sales
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jan/Jul	$231,196	$—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Feb/Aug	353,793	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Mar/Sep	245,069	—
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Apr/Oct	286,429	264,305
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – May/Nov	396,787	390,732
Milliman 6-Month Buffered S&P 500 with Par Up Outcome Fund – Jun/Dec	288,645	275,622
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jan/Jul	191,931	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Feb/Aug	296,496	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Mar/Sep	207,132	—
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Apr/Oct	224,120	207,106
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – May/Nov	230,837	225,853
Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund – Jun/Dec	247,519	235,830
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jan/Jul	244,217	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Feb/Aug	243,870	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Mar/Sep	243,735	—
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Apr/Oct	269,749	248,300
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – May/Nov	392,384	366,703
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund – Jun/Dec	262,656	247,241
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jan	203,108	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Feb	218,129	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Mar	216,950	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Apr	227,571	3,450
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – May	226,817	—
Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund – Jun	242,759	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jan	194,033	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Feb	198,204	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Mar	198,267	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Apr	216,355	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – May	228,731	—
Milliman 1-Year Floored S&P 500 with Par Up Outcome Fund – Jun	238,570	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jan	203,395	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Feb	218,304	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Mar	217,236	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Apr	228,625	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – May	249,212	—
Milliman 1-Year Buffered S&P 500 & Nasdaq with Stacker Cap Outcome Fund – Jun	264,464	—
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Jan (II)	192,301	—
Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund – Apr (II)	191,900	—

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, American General Life Insurance Company directly owned greater than 25% of the outstanding shares of each Fund.

8. RISKS

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

9. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

10. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2023

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust’s Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC’s website at www.sec.gov. The Trust’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Statement Regarding the Funds’ Liquidity Risk Management Program (Unaudited)

June 30, 2023

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires each registered open-end management investment company to adopt and implement a liquidity risk management program that is reasonably designed to assess and manage its liquidity risk. Milliman Variable Insurance Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”), on behalf of each of its series (each, a “Fund,” and collectively, the “Funds”), which is designed to meet the requirements of the Liquidity Rule. The Board of Trustees of the Trust (the “Board”) has appointed Milliman Financial Risk Management LLC, investment adviser to the Funds (the “Program Administrator”), to serve as the administrator for the Program.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of each Fund’s liquidity risk. The Liquidity Rule and the Program also requires that each of a Fund’s portfolio investments (including a Fund’s derivatives holdings) be classified as a highly liquid investment, moderately liquid investment, less liquid investment, or illiquid investment. In accordance with the Liquidity Rule and the Program, any Fund that does not primarily hold assets that are highly liquid investments must determine a highly liquid investment minimum (“HLIM”), which is the minimum percentage of net assets that such Fund must invest in highly liquid investments. In addition, under the Liquidity Rule and the Program, no Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments (including derivatives holdings) that are assets.

Pursuant to the Liquidity Rule and the Program, the Program Administrator is required to provide an annual report to the Board on the adequacy of the Program and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the Program (the “Annual Report”). At a meeting of the Board held on May 9, 2023 (the “Meeting”), the Program Administrator presented the Annual Report to the Board, which covered the period ending March 31, 2023 (the “Reporting Period”). The Program Administrator reported that during the Reporting Period, the Program operated effectively in all material respects and that the existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with the Liquidity Rule. The Program Administrator also reported that there were no material changes to the Program during the Reporting Period, and none were being proposed to the Board at the Meeting. Further, the Annual Report stated that the Program Administrator was comfortable with the liquidity levels for all Funds and believed that the securities (including derivatives holdings) in which the Program Administrator trades on behalf of the Funds, as investment adviser to the Funds, can be classified as highly liquid.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

At a meeting held on August 9, 2022 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the series of the Trust identified on Appendix A (each, a “Fund,” and collectively, the “Funds”).

During the Meeting, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of that agreement. In considering the Investment Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser, including: (i) a copy of the form of Investment Advisory Agreement; (ii) information describing the nature, quality and extent of the services proposed to be provided by the Adviser to the Funds; (iii) information concerning the financial condition, business, operations, and compliance programs of the Adviser, as well as the portfolio management team of the Adviser proposed to manage each Fund’s portfolio; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) a copy of the current Form ADV for the Adviser; and (vi) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of the Adviser. The Board also received information comparing the proposed advisory fees and expenses of each Fund to other investment companies being offered to insurance company separate accounts that also utilize similar investment strategies, although management stated that they did not view these other investment companies as being an appropriate peer comparison because those other investment companies utilize simpler strategies with larger options components.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by the Adviser; (ii) the Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv) any “fall- out” benefits to the Adviser (i.e., the ancillary benefits that would be realized by the Adviser from its relationship with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a)        The nature, extent and quality of services proposed to be provided to the Funds by the Adviser, including personnel and operations of the Adviser. The Board reviewed the services that the Adviser proposed to provide to the Funds. The Board noted the responsibilities that the Adviser would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds.

The Board reviewed the Adviser’s experience in managing other portfolios, including other series of the Trust. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of the services proposed to be provided by the Adviser.

(b)        Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser from its relationship with the Funds; “fall -out” benefits. The Board compared both the services proposed to be provided to the Funds by the Adviser, and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board considered each Fund’s proposed advisory fee and projected expense ratio to other investment companies that the Adviser considered to be similar to the Funds, even if not necessarily in the same peer group due to the unique strategies proposed to be implemented by the Adviser in managing the Funds. The Board noted that the Adviser proposed to enter into

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

Expense Limitation Agreements whereby the Adviser would waive its advisory fees and/or reimburses expenses to keep each Fund’s expenses from exceeding certain levels. The Board also considered the additional fee waiver agreement, pursuant to which the Adviser would waive its advisory fee in an amount equal to the acquired fund fees and expenses incurred by each Fund. The Board noted that because of the Expense Limitation Agreements and fee waiver agreement, the Adviser would likely supplement a portion of each Fund’s operating expenses for a period of time and considered the resulting benefits that would accrue to the Funds. After considering each Fund’s proposed fees, and in light of the nature, quality and extent of services proposed to be provided by the Adviser, and the costs expected to be incurred by the Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser with respect to the Funds was fair and reasonable. Because the Funds were not yet operational, the Board did not consider the Adviser’s projected profitability.

The Board considered that the Adviser may experience certain “fall-out” benefits based on the potential success of the Funds and/or the Trust, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser.

(c)           The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Funds had not commenced operations, and the eventual amount of Fund assets was uncertain, the Adviser was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)           Investment performance of the Funds and of the Adviser. Because the Funds were newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board considered the performance of the Adviser and its portfolio managers in managing the existing series of the Trust. The Board specifically took into consideration information provided by the Adviser relating to other investment companies that the Adviser manages, and the performance of those funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services proposed to be provided by the Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by the Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other similar funds, as well as other series of the Trust. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement on behalf of each Fund.

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

Appendix A

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Jan (II)

Milliman 6-Year Buffered S&P 500 with Par Up Outcome Fund - Apr (II)

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Jan/Jul

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Feb/Aug

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep

INVESTMENT ADVISER

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen  & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Milliman Variable Insurance Trust

Structured Outcome Funds

Semi-Annual Report

June 30, 2023

The following series of Milliman Variable Insurance Trust are presented in this semi-annual report:

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

Each Fund sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The tables below do not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Actual Expenses Paid During the Period (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb#	$1,000.00	$1,108.90	0.97%	$5.07
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)#	1,000.00	1,119.70	0.93%	4.89
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)#	1,000.00	1,130.60	0.94%	4.97

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365) to reflect the period from January 1, 2023 to June 30, 2023.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Funds' expenses shown in the tables reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Hypothetical Expenses Paid During the Period (a)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb#	$1,000.00	$1,019.98	0.97%	$4.86
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)#	1,000.00	1,020.18	0.93%	4.66
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)#	1,000.00	1,020.13	0.94%	4.71
1

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

#	Class 3 shares
*	Expense ratio does not reflect the indirect expenses of underlying funds in which the Funds invest.
(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).
2

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 30.41%
iShares 0-3 Month Treasury Bond ETF (a)	403	$40,554
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	412	44,553
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,759	88,591
Vanguard Intermediate-Term Corporate Bond ETF (a)	1,125	88,909
Vanguard Short-Term Treasury ETF (a)	697	40,238
TOTAL EXCHANGE TRADED FUNDS (Cost $309,071)		302,845

	Principal
	Amount
U.S. TREASURY NOTE - 22.72%
United States Treasury Note, 0.125%, 2/15/2024 (a)	$233,800	226,318
TOTAL U.S. TREASURY NOTE (Cost $226,980)		226,318

		Notional
	Contracts	Amount
PURCHASED OPTIONS - 116.76% (b)(c)
CALL OPTIONS - 116.70%
iShares MSCI EAFE ETF, Expires 2/12/2024, Strike Price $70.67	127	$920,750	70,756
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $409.03	22	979,088	120,204
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $0.39	22	979,088	971,562
			1,162,522
PUT OPTIONS - 0.06%
S&P 500® Mini Index, Expires 2/12/2024, Strike Price $164.01	22	979,088	574
TOTAL PURCHASED OPTIONS (Cost $994,808)			1,163,096

Total Investments (Cost $1,530,859) - 169.89%			1,692,259
Liabilities in Excess of Other Assets - (69.89)%			(696,220)
TOTAL NET ASSETS - 100.00%			$996,039

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $529,163.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Call Options
iShares MSCI EAFE ETF	2/12/2024	$75.69	127	$(920,750)	$(30,890)
S&P 500® Mini Index	2/12/2024	438.13	22	(979,088)	(69,749)
S&P 500® Mini Index	2/12/2024	164.01	22	(979,088)	(624,338)
					(724,977)
Put Options
S&P 500® Mini Index	2/12/2024	368.12	22	(979,088)	(8,662)
TOTAL OPTIONS WRITTEN (Premiums Received $616,237)					$(733,639)

The accompanying notes are an integral part of these financial statements.

3

Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$302,845	$—	$—	$302,845
U.S. Treasury Note	—	226,318	—	226,318
Purchased Options	—	1,163,096	—	1,163,096
Total Assets	$302,845	$1,389,414	$—	$1,692,259

Liabilities
Options Written	$—	$733,639	$—	$733,639
Total Liabilities	$—	$733,639	$—	$733,639

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$1,163,096	$—	$1,163,096
Liabilities - Written options	Options written, at value	$733,639	$—	$733,639

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$(265,305)	$211,745	$(53,560)
Written options	Written Options	$247,271	$(273,734)	$(26,463)
		$(18,034)	$(61,989)	$(80,023)

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$440,826	$(263,371)	$177,455
Written options	Written Options	(325,545)	320,591	(4,954)
		$115,281	$57,220	$172,501

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	30.41%
U.S. Treasury Note	22.72
Purchased Options	116.76
Total Investments	169.89
Written Options	(73.65)
Assets in Excess of Other Liabilities	3.76
Net Assets	100.00%

 The accompanying notes are an integral part of these financial statements.

4

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 59.39%
Invesco BulletShares 2028 Corporate Bond ETF (a)	3,783	$74,695
Invesco BulletShares 2029 Corporate Bond ETF (a)	12,148	218,000
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,043	74,554
iShares iBonds Dec 2029 Term Corporate ETF (a)	9,715	218,101
TOTAL EXCHANGE TRADED FUNDS (Cost $616,654)		585,350

	Principal Amount
U.S. TREASURY NOTE - 19.88%
United States Treasury Note, 1.250%, 4/30/2028 (a)	$224,400	195,969
TOTAL U.S. TREASURY NOTE (Cost $208,336)		195,969

	Contracts	Notional Amount
PURCHASED OPTIONS - 25.41% (b)(c)
CALL OPTIONS - 25.41%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.30	25	$1,112,600	250,492
TOTAL PURCHASED OPTIONS (Cost $258,855)			250,492

Total Investments (Cost $1,083,845) - 104.68%			1,031,811
Liabilities in Excess of Other Assets - (4.68)%			(46,060)
TOTAL NET ASSETS - 100.00%			$985,751

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $781,319.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
S&P 500® Mini Index	4/10/2028	$441.30	11	$(489,544)	$(52,019)
TOTAL OPTIONS WRITTEN (Premiums Received $68,775)					$(52,019)

The accompanying notes are an integral part of these financial statements.

5

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$585,350	$—	$—	$585,350
U.S. Treasury Note	—	195,969	—	195,969
Purchased Options	—	250,492	—	250,492
Total Assets	$585,350	$446,461	$—	$1,031,811

Liabilities
Options Written	$—	$52,019	$—	$52,019
Total Liabilities	$—	$52,019	$—	$52,019

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$250,492	$—	$250,492
Liabilities - Written options	Options written, at value	$52,019	$—	$52,019

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$66,057	$—	$66,057
Written options	Written Options	25,703	—	25,703
		$91,760	$—	$91,760

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	59.39%
U.S. Treasury Note	19.88
Purchased Options	25.41
Total Investments	104.68
Written Options	(5.28)
Assets in Excess of Other Liabilities	0.60
Net Assets	100.00%

 The accompanying notes are an integral part of these financial statements.

6

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 50.35%
Invesco BulletShares 2028 Corporate Bond ETF (a)	4,350	$85,891
Invesco BulletShares 2029 Corporate Bond ETF (a)	14,051	252,149
iShares iBonds Dec 2028 Term Corporate ETF (a)	3,489	85,480
iShares iBonds Dec 2029 Term Corporate ETF (a)	11,160	250,542
TOTAL EXCHANGE TRADED FUNDS (Cost $686,271)		674,062

	Principal Amount
U.S. TREASURY NOTE - 17.26%
United States Treasury Note, 1.000%, 7/31/2028 (a)	$269,600	231,182
TOTAL U.S. TREASURY NOTE (Cost $242,662)		231,182

	Contracts	Notional Amount
PURCHASED OPTIONS - 34.04% (b)(c)
CALL OPTIONS - 34.04%
S&P 500® Mini Index, Expires 7/10/2028, Strike Price $385.46	34	$1,513,136	455,835
TOTAL PURCHASED OPTIONS (Cost $338,198)			455,835

Total Investments (Cost $1,267,131) - 101.65%			1,361,079
Liabilities in Excess of Other Assets - (1.65)%			(22,032)
TOTAL NET ASSETS - 100.00%			$1,339,047

Percentages are stated as a percent of net assets.

(a)	All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $905,244.
(b)	Exchange-Traded.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Put Options
S&P 500® Mini Index	7/10/2028	$385.46	16	$(712,064)	$(52,879)
TOTAL OPTIONS WRITTEN (Premiums Received $78,708)					$(52,879)

The accompanying notes are an integral part of these financial statements.

7

Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Jul (I)

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$674,062	$—	$—	$674,062
U.S. Treasury Note	—	231,182	—	231,182
Purchased Options	—	455,835	—	455,835
Total Assets	$674,062	$687,017	$—	$1,361,079

Liabilities
Options Written	$—	$52,879	$—	$52,879
Total Liabilities	$—	$52,879	$—	$52,879

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

The location and value of derivative instruments (categorized by risk exposure) on the Statement of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Interest Rate Risk	Total
Assets - Purchased options	Investments, at value	$455,835	$—	$455,835
Liabilities - Written options	Options written, at value	$52,879	$—	$52,879

The location and effect of derivative instruments (categorized by risk exposure) on the Statement of Operations for the period ended June 30, 2023, was as follows:

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Interest Rate Risk	Total
Purchased options	Investments	$108,766	$—	$108,766
Written options	Written Options	28,991	—	28,991
		$137,757	$—	$137,757

Portfolio Holdings Summary

Asset Type	% of Net Assets
Exchange Traded Funds	50.35%
U.S. Treasury Note	17.26
Purchased Options	34.04
Total Investments	101.65
Written Options	(3.95)
Assets in Excess of Other Liabilities	2.30
Net Assets	100.00%

 The accompanying notes are an integral part of these financial statements.

8

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

 June 30, 2023 (Unaudited)

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
Assets:
Investments, at value (a)	$1,692,259	$1,031,811	$1,361,079
Cash and cash equivalents	44,010	10,909	35,494
Dividends and interest receivable	309	554	1,282
Due from Advisor	3,559	3,359	417
Deposits at broker for written options	500	500	500
Deferred offering costs	—	—	721
Total Assets	1,740,637	1,047,133	1,399,493

Liabilities:
Options written, at value (b)	733,639	52,019	52,879
Payable for fund shares redeemed	1	288	8
Distribution fees payable	606	597	795
Other liabilities	10,352	8,478	6,764
Total Liabilities	744,598	61,382	60,446
Net Assets	$996,039	$985,751	$1,339,047

Net Assets Consist of:
Paid-in capital	$1,029,323	$1,011,550	$1,240,888
Total distributable earnings/(accumulated deficit)	(33,284)	(25,799)	98,159
Net Assets	$996,039	$985,751	$1,339,047

Class 3
Net assets	$996,039	$985,751	$1,339,047
Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	103,033	101,342	123,732
Net asset value, offering price and redemption price per share	$9.67	$9.73	$10.82

(a) Cost of investments	$1,530,859	$1,083,845	$1,267,131
(b) Premiums received	616,237	68,775	78,708

The accompanying notes are an integral part of these financial statements.

9

Milliman Variable Insurance Trust

Statements of Operations

June 30, 2023

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)	Six Months Ended June 30, 2023 (Unaudited)
Investment Income:
Dividends	$4,679	$10,567	$12,122
Interest	6,285	3,509	4,694
Total Investment Income	10,964	14,076	16,816

Expenses:
Investment advisory fees	2,310	2,289	3,035
Accounting and administration fees	11,810	11,226	9,638
Custody fees	894	453	128
Transfer agent fees	3,197	3,189	2,744
Distribution service fees	1,179	1,168	1,548
Professional fees and expenses	5,518	5,631	6,205
Trustees fees and expenses	237	152	210
Pricing fees	2,292	1,424	1,421
Licensing fees	1,763	259	310
Offering costs	720	1,952	8,969
Other expenses	300	706	1,708
Total Expenses	30,220	28,449	35,916
Waivers/expense reimbursement by Advisor	(25,552)	(23,824)	(29,785)
Acquired fund fees and expenses waiver	(84)	(294)	(337)
Net Expenses	4,584	4,331	5,794
Net Investment Income/(Loss)	6,380	9,745	11,022

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(57,199)	(360)	—
Options written	(26,463)	—	—
Net realized gain/(loss)	(83,662)	(360)	—
Net change in unrealized appreciation/(depreciation) on:
Investments	180,272	71,694	114,671
Options written	(4,954)	25,703	28,991
Net change in unrealized appreciation/(depreciation)	175,318	97,397	143,662
Net realized and unrealized gain/(loss)	91,656	97,037	143,662
Net Increase/(Decrease) in Net Assets From Operations	$98,036	$106,782	$154,684

The accompanying notes are an integral part of these financial statements.

10

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

June 30, 2023

	Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
	Six Months Ended June 30, 2023 (Unaudited)	Period February 10, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$6,380	$(223)
Net realized gain/(loss)	(83,662)	—
Net change in unrealized appreciation/(depreciation)	175,318	(131,320)
Net Increase/(Decrease) in Net Assets Resulting from Operations	98,036	(131,543)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,030,010
Cost of shares redeemed	(175)	(289)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(175)	1,029,721
Total Increase/(Decrease) in Net Assets	97,861	898,178

Net Assets:
Beginning of the period	898,178	—
End of the period	$996,039	$898,178

Change in Shares Outstanding:(b)
Shares sold	—	103,084
Shares redeemed	(19)	(32)
Net Increase/(Decrease)	(19)	103,052

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

11

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

June 30, 2023

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
	Six Months Ended June 30, 2023 (Unaudited)	Period April 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$9,745	$11,941
Net realized gain/(loss)	(360)	—
Net change in unrealized appreciation/(depreciation)	97,397	(132,675)
Net Increase/(Decrease) in Net Assets Resulting from Operations	106,782	(120,734)

Distributions to Shareholders:
Distributions to shareholders	—	(11,847)
Total distributions to shareholders	—	(11,847)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,020,014
Reinvestments	—	11,847
Cost of shares redeemed	(20,148)	(163)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(20,148)	1,031,698
Total Increase/(Decrease) in Net Assets	86,634	899,117

Net Assets:
Beginning of the period	899,117	—
End of the period	$985,751	$899,117

Change in Shares Outstanding:(b)
Shares sold	—	102,061
Shares reinvested	—	1,368
Shares redeemed	(2,069)	(18)
Net Increase/(Decrease)	(2,069)	103,411

(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

12

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

June 30, 2023

	Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
	Six Months Ended June 30, 2023 (Unaudited)	Period July 11, 2022(a) to December 31, 2022
Operations:
Net Investment income/(loss)	$11,022	$9,302
Net realized gain/(loss)	—	5
Net change in unrealized appreciation/(depreciation)	143,662	(23,885)
Net Increase/(Decrease) in Net Assets Resulting from Operations	154,684	(14,578)

Distributions to Shareholders:
Distributions to shareholders	—	(41,947)
Total distributions to shareholders	—	(41,947)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,250,000
Reinvestments	—	41,947
Cost of shares redeemed	(1,264)	(49,795)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(1,264)	1,242,152
Total Increase/(Decrease) in Net Assets	153,420	1,185,627

Net Assets:
Beginning of the period	1,185,627	—
End of the period	$1,339,047	$1,185,627

Change in Shares Outstanding:(b)
Shares sold	—	124,531
Shares reinvested	—	4,406
Shares redeemed	(125)	(5,080)
Net Increase/(Decrease)	(125)	123,857
(a) Commencement of Operations
(b) Class 3

The accompanying notes are an integral part of these financial statements.

13

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)									Ratios/Supplemental Data:
		Investment Operations:				Distributions:						Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (b)		Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	From realized gains	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of period (000)	Expenses, gross (d)	Expenses, net (d)(e)	Net investment income/ (loss)	Portfolio turnover rate (f)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.72	0.06		0.89	0.95	—	—	—	$9.67	10.89%	$996	6.40%	0.97%	1.35%	49%
For the period 2/10/22 (g) - 12/31/22	$10.00	(0.00	)(h)	(1.28)	(1.28)	—	—	—	$8.72	(12.80)%	$898	8.72%	0.97%	(0.03)%	0%
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$8.69	0.09		0.95	1.04	—	—	—	$9.73	11.97%	$986	6.09%	0.93%	2.09%	0%
For the period 4/11/22 (g) - 12/31/22	$10.00	0.12		(1.31)	(1.19)	(0.12)	—	(0.12)	$8.69	(11.94)%	$899	8.12%	0.93%	1.80%	8%
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)
For the period 1/1/23 - 6/30/23 (Unaudited)	$9.57	0.09		1.16	1.25	—	—	—	$10.82	13.06%	$1,339	5.80%	0.94%	1.78%	0%
For the period 7/11/22 (g) - 12/31/22	$10.00	0.08		(0.16)	(0.08)	(0.08)	(0.27)	(0.35)	$9.57	(0.77)%	$1,186	7.99%	0.93%	1.73%	7%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(d)	Expense ratios do not include expenses of underlying funds in which the Funds invest.
(e)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(f)	Not annualized for periods less than one year.
(g)	Commencement of operations.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

14

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

1.	ORGANIZATION

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust consisted of 66 operational series, 3 of which are presented herein (each, a “Fund” and collectively, the “Funds”). The remaining series are presented in separate reports. Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2023, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.

Each Fund utilizes options contracts, including FLexible EXchange® Options (“FLEX Options”), designed to produce certain pre-determined outcomes (“Outcomes”), over a one-year or six-year period (an “Outcome Period”). The initial Outcome Period for each Fund began upon commencement of its operations. On the last business day of any stated Outcome Period, all of a Fund’s existing options contracts will expire and Milliman Financial Risk Management LLC (“Milliman”), the Funds’ investment adviser, will transact in a new set of options contracts on the same business day, which will commence a new Outcome Period.

The Funds and their respective commencement dates are as follows:

Commencement of
Name	Operations
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	February 10, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	April 11, 2022
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	July 11, 2022

The Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb seeks to provide exposure to the S&P 500 Index, while providing a buffer against the first 10% of losses associated with S&P 500 Index performance and participating in S&P 500 Index gains up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a one-year period. The Fund also seeks to provide upside exposure to the MSCI EAFE Index up to a declared cap, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over the same period.

Each Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund seeks to provide exposure to the S&P 500 Index, while limiting losses to 50% of the losses associated with S&P 500 Index performance and participating in S&P 500 Index gains at a declared rate, prior to taking into account any fees or expenses or the performance of any fixed income exposure included in the Fund’s portfolio, over a six-year period.

At a meeting held on March 29, 2023, the Board of Trustees of the Trust (the “Board”) approved a Plan of Liquidation for the Funds, which provided for the complete liquidation of the Funds and the redemption of the Funds’ outstanding shares. Effective upon the open of business on May 31, 2023, the Funds were closed to new investments, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors. The liquidations were completed on August 1, 2023.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

15

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time. If the NYSE closes early on a valuation day, a Fund shall determine NAV as of that time.

Valuation

The Board has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with the Valuation Procedures.

Exchange-traded options, including FLEX Options, are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Over-the-counter options, including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of

16

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2023, are summarized at the end of each Fund’s Schedule of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.

Offering Costs

Offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Offering costs are recorded as a deferred asset and amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses of the Funds, the Funds indirectly bear the investment management fees and other expenses of investment companies (underlying funds) in which they invest. The amount of these fees and expenses incurred indirectly by the Funds (“acquired fund fees and expenses”) will vary based upon the expense and fee levels of the underlying funds and the number of shares that are owned of the underlying funds at different times.

17

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

3.	DERIVATIVES

Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Each Fund seeks to achieve its investment objective and Outcomes by transacting in options contracts, including FLEX Options, to create layers within its portfolio. There is no guarantee that a Fund will be successful in its attempt to achieve its investment objective and/or Outcomes. FLEX Options are options contracts that trade on an exchange, but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. While the Funds will primarily transact in FLEX Options, each Fund may utilize OTC options if no FLEX Options are available or appropriate for use in that Fund. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. The reference assets for each Fund’s options position will be a reference index or an ETF, including an ETF that seeks to track the performance of a reference index.

During the period ended June 30, 2023, the Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb transacted in options contracts on ETFs that provide exposure to fixed income securities to create a put spread (i.e., writing and purchasing options contracts on the same underlying asset) (the “Put Spread Strategy”). The Put Spread Strategy was used to seek to enhance the Fund’s upside S&P 500 Index and/or secondary Reference Index options’ exposure.

The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid. Purchased options are non-income producing securities.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability

18

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.

As of June 30, 2023, as collateral for its written options, the Funds pledged assets consisting of cash, cash equivalents, or liquid securities. Cash pledged is included as “Deposits at broken for written options” in the Statements of Assets and Liabilities. Securities pledged for written options are identified in each Fund’s Schedule of Investments.

In order to better define its contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2023, all of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under FASB ASC 210, Balance Sheet - Offsetting does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the underlying asset and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the underlying asset (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying asset.

The location and fair value amounts of derivatives on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in each Fund’s Schedule of Investments. The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative

19

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

4.	FEDERAL TAXES INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2023, the estimated cost of investments, including derivatives, and unrealized appreciation/depreciation for federal income tax purposes for each Fund were as follows:

		Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	$914,622	$168,289	$(124,291)	$43,998
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	1,015,070	16,756	(52,034)	(35,278)
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	1,188,423	143,465	(23,688)	119,777

For the period ended December 31, 2022, the tax character of distributions by the applicable Funds was as follows:

	Distributions paid from:
		Net Long-
	Net	Term		Total
	Ordinary	Capital	Net Return	Distributions
	Income	Gains	of Capital	Paid
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	$11,847	—	—	$11,847
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	22,292	19,655	—	41,947

5.	ADVISORY FEES AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.49% of each Fund’s average daily net assets.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.74% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped

20

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

during the period ended June 30, 2023. As of June 30, 2023, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2024	2025	2026	Total
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund - Feb	$—	$62,527	$25,552	$88,079
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	—	47,287	23,824	71,111
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	27,309	37,740	29,785	94,834

In addition to the Expense Limitation Agreement, Milliman has contractually agreed to waive its advisory fees in an amount equal to each Fund’s acquired fund fees and expenses until at least April 29, 2024. Amounts waived under this agreement are separately shown on each Fund’s Statement of Operations and may not be recouped by Milliman. This contract cannot be terminated or modified for a Fund without the consent of the Board.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor. Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2023, by the applicable Fund were as follows:

	Purchases	Sales
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	$222,583	$272,522

Purchases and sales of investments of U.S. Government Securities, for the period ended June 30, 2023, by the applicable Fund were as follows:

	Purchases	Sales
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	$222,896	$—

21

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, American General Life Insurance Company directly owned greater than 25% of the outstanding shares of each Fund.

8.	RISKS

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a FLEX Option or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

9.	GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

10.	SUBSEQUENT EVENTS

On July 26, 2023, each Fund paid income distributions in the amount as shown in the table:

	Amount	Per Share Amount
Milliman 1-Year Buffered S&P 500 & MSCI EAFE with Stacker Cap Outcome Fund – Feb	$8,996	$0.08731436
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Apr (I)	11,913	0.11755288
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	13,441	0.10864517

On July 26, 2023, the following Fund paid short-term capital gain distributions in the amount as shown in the table:

	Amount	Per Share Amount
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	$61,551	$0.49752

On July 26, 2023, the following Fund paid long-term capital gain distributions in the amount as shown in the table:

	Amount	Per Share Amount
Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund – Jul (I)	$74,637	$0.60330

As disclosed in Note 1, the Funds were liquidated on August 1, 2023.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issues and has determined that no additional items require recognition or disclosure.

22

Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2023

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust’s Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC’s website at www.sec.gov. The Trust’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

Statement Regarding the Funds’ Liquidity Risk Management Program (Unaudited)

June 30, 2023

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires each registered open-end management investment company to adopt and implement a liquidity risk management program that is reasonably designed to assess and manage its liquidity risk. Milliman Variable Insurance Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”), on behalf of each of its series (each, a “Fund,” and collectively, the “Funds”), which is designed to meet the requirements of the Liquidity Rule. The Board of Trustees of the Trust (the “Board”) has appointed Milliman Financial Risk Management LLC, investment adviser to the Funds (the “Program Administrator”), to serve as the administrator for the Program.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of each Fund’s liquidity risk. The Liquidity Rule and the Program also requires that each of a Fund’s portfolio investments (including a Fund’s derivatives holdings) be classified as a highly liquid investment, moderately liquid investment, less liquid investment, or illiquid investment. In accordance with the Liquidity Rule and the Program, any Fund that does not primarily hold assets that are highly liquid investments must determine a highly liquid investment minimum (“HLIM”), which is the minimum percentage of net assets that such Fund must invest in highly liquid investments. In addition, under the Liquidity Rule and the Program, no Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments (including derivatives holdings) that are assets.

Pursuant to the Liquidity Rule and the Program, the Program Administrator is required to provide an annual report to the Board on the adequacy of the Program and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the Program (the “Annual Report”). At a meeting of the Board held on May 9, 2023 (the “Meeting”), the Program Administrator presented the Annual Report to the Board, which covered the period ending March 31, 2023 (the “Reporting Period”). The Program Administrator reported that during the Reporting Period, the Program operated effectively in all material respects and that the existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with the Liquidity Rule. The Program Administrator also reported that there were no material changes to the Program during the Reporting Period, and none were being proposed to the Board at the Meeting. Further, the Annual Report stated that the Program Administrator was comfortable with the liquidity levels for all Funds and believed that the securities (including derivatives holdings) in which the Program Administrator trades on behalf of the Funds, as investment adviser to the Funds, can be classified as highly liquid.

24

INVESTMENT ADVISER

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Milliman Variable Insurance Trust

Milliman Money Market Fund

Semi-Annual Report

June 30, 2023

Attachment

Goldman Sachs Variable Insurance Trust – Goldman Sachs Government Money Market Fund Semi-Annual Report June 30, 2023

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

The Milliman Money Market Fund (the “Fund”) sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The table below does not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Fund’s expenses shown in the table reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio*	Expenses Paid During the Period(a)

Milliman Money Market Fund#
Actual	$1,000.00	$1,024.90	0.43%	$2.16
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.66	0.43%	$2.16

#	Class 3 shares

*	Expense ratio reflects the aggregate expenses of the Fund and the Master Fund in which the Fund invests.

(a)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

1

Milliman Money Market Fund

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.41%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund,
Institutional Shares, 5.02% (a)(b)	207,080	$207,080
TOTAL INVESTMENT COMPANIES (Cost $207,080)		207,080

Total Investments (Cost $207,080) - 99.41%		207,080
Assets in Excess of Other Liabilities - 0.59%		1,235
TOTAL NET ASSETS - 100.00%		$208,315

Percentages are stated as a percent of net assets.

(a)	7-day net yield
(b)	The Milliman Money Market Fund (the "Fund") pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the "Portfolio"), a series of the Goldman Sachs Variable Insurance Trust (see Note 1 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

2

Milliman Variable Insurance Trust

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Milliman Money Market Fund
Assets:
Investment in Portfolio (cost $207,080)	$207,080
Cash and cash equivalents	14,209
Dividends and interest receivable	951
Due from Advisor	6,697
Total Assets	228,937

Liabilities:
Payable for fund shares redeemed	1
Distributions payable	31
Distribution fees payable	128
Payable to Trustees	148
Other liabilities	20,314
Total Liabilities	20,622
Net Assets	$208,315

Net Assets Consist of:
Paid-in capital	$208,316
Total distributable earnings/(accumulated deficit)	(1)
Net Assets	$208,315

Class 3
Net assets	$208,315
Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	208,316
Net asset value, offering price and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

3

Milliman Variable Insurance Trust

Statement of Operations

Milliman Money Market Fund
Six Months Ended June 30, 2023 (Unaudited)
Investment Income:
Interest	$5,310
Total Investment Income	5,310

Expenses:
Investment advisory fees	31
Accounting and administration fees	26,540
Custody fees	799
Transfer agent fees	2,932
Distribution service fees	254
Professional fees and expenses	8,956
Trustees fees and expenses	389
Offering costs	261
Other expenses	240
Total Expenses	40,402
Waivers/expense reimbursement by Advisor	(40,148)
Net Expenses	254
Net Investment Income	5,056

Net Increase in Net Assets From Operations	$5,056

The accompanying notes are an integral part of these financial statements.

4

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman Money Market Fund
	Six Months Ended June 30, 2023 (Unaudited)	Period January 10, 2022(a) to December 31, 2022
Operations:
Net Investment income	$5,056	$3,943
Net Increase in Net Assets Resulting from Operations	5,056	3,943

Distributions to Shareholders:(b)
Distributions to shareholders	(5,059)	(3,941)

Capital Share Transactions:(b)
Proceeds from shares sold	—	1,903,069
Reinvestments	5,071	3,891
Cost of shares redeemed	(72)	(1,703,643)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	4,999	203,317
Total Increase/(Decrease) in Net Assets	4,996	203,319

Net Assets:
Beginning of the period	203,319	—
End of the period	$208,315	$203,319

Change in Shares Outstanding:(b)
Shares sold	—	1,903,069
Shares reinvested	5,071	3,891
Shares redeemed	(72)	(1,703,643)
Net Increase /(Decrease)	4,999	203,317

(a)	Commencement of Operations
(b)	Class 3

 The accompanying notes are an integral part of these financial statements.

5

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)				Ratios/Supplemental Data:
							Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income	Distributions from Net Investment Income	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, gross (c)	Expenses, net (c)(d)	Net investment income
Milliman Money Market Fund
For the period 1/1/23 - 6/30/23 (Unaudited)	$1.00	0.02	(0.02)	$1.00	2.49%	$208	39.69%	0.25%	4.97%
For the period 1/10/22 (e) - 12/31/22	$1.00	0.02	(0.02)	$1.00	1.64%	$203	47.12%	0.21%	1.93%

(a)	Annualized for periods less than one year.
(b)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the Advisor. Performance would have been lower had the waivers/ reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(c)	Ratios of expenses to average net assets do not include expenses of the Portfolio in which the Fund invests. Including these expenses, the expense ratios before waivers/ reimbursements and net of waivers/reimbursements would be approximately 39.89% and 0.43%, and 47.32% and 0.38%, for the periods ended June 30, 2023 and December 31, 2022, respectively.
(d)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(e)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

6

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

1. Organization

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust consisted of 66 operational series. This report pertains to the Milliman Money Market Fund (the “Fund”). The remaining series are presented in separate reports. The Fund is classified as diversified under the 1940 Act. The Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Fund have equal rights and privileges. As of June 30, 2023, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee. The Fund commenced operations on January 10, 2022.

The Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

The Fund pursues its investment objective by investing all of its investable assets in Institutional Shares of the Goldman Sachs Government Money Market Fund (the “Portfolio”), a series of the Goldman Sachs Variable Insurance Trust, which is a Delaware statutory trust registered under the 1940 Act as an open-end management investment company. This structure is sometimes called a “master/feeder” structure. The Portfolio has the same investment objective and substantially similar investment policies as the Fund and, therefore, is subject generally to the same risks as the Fund. The Portfolio seeks to achieve its investment objective by investing only in “government securities,” as such term is defined or interpreted under the 1940 Act, and repurchase agreements collateralized by such securities. “Government securities” generally are securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The percentage of the Portfolio owned by the Fund as of June 30, 2023 was 0.01%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. For accounting and financial reporting purposes, the Fund is treated as a fund-of-funds.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The Fund determines its NAV per share as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4:00 p.m., Eastern time) on each business day the Exchange is open for regular trading. If the Exchange closes early on a valuation day, the Fund shall determine NAV as of that time. The NAV per share of the Fund is calculated by dividing the value of the Fund’s total assets, less its liabilities (including accrued expenses), by the number of shares outstanding. Because the Fund currently invests all of its investable assets in the Portfolio, its assets consist primarily of an interest in the Portfolio. The value of this interest will depend on the value of the assets of the Portfolio and its liabilities and expenses. In accordance with Rule 2a-7 under the 1940 Act, each of the Fund and the Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent.

Valuation

Shares of the Portfolio held by the Fund are valued at NAV as reported by the Portfolio.

7

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2-	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2023, the value of the Fund’s investment in the Portfolio was determined based on Level 1 inputs. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in an interest-bearing demand deposit account with the Fund’s custodian.

Offering Costs

Offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Offering costs are recorded as a deferred asset and are amortized on a straight-line basis for a period of twelve months upon commencement of operations of the Fund. Offering costs include legal fees pertaining to the preparation, review and filing of the Fund’s prospectus and statement of additional information. Offering costs are subject to the Fund’s Expense Limitation Agreement (See Note 4).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

In addition to the advisory fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Portfolio in which it invests.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. All or substantially all of the Fund’s net investment income will be declared as a dividend daily. Dividends will normally be declared daily as of 4:00 p.m., Eastern time, as a dividend and distributed monthly. Distributions will be reinvested as of the last calendar day of each month. Cash distributions normally will be paid on or about the first business day of each month. Net short-term capital gains, if any, will be distributed in accordance with federal income tax requirements and may be reflected in the Fund’s daily distributions. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Fund.

8

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

3. Federal Taxes Information

There is no provision for federal income taxes, as it is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. The Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the period ended June 30, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of June 30, 2023, the estimated cost of investments for federal tax purposes was $207,080 and there was no unrealized appreciation or depreciation.

For the period ended December 31, 2022, the tax character of distributions by the Fund was as follows:

Net Ordinary Income	Total Distributions Paid
$3,941	$3,941

4. Advisory Fees and Other Agreements

The Trust has an Investment Advisory Agreement with Milliman Financial Risk Management LLC (“Milliman”) to furnish investment advisory services to the Fund. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.03% of the Fund's average daily net assets. However, Milliman has contractually agreed to waive its management fee until at least April 29, 2024. This contract cannot be terminated or modified without the consent of the Board of Trustees of the Trust (the “Board”).

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual Fund operating expenses (which include net expenses of the Portfolio and offering and organizational expenses of the Fund, but exclude taxes, interest, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of the Fund’s business) to 0.43% of the Fund's average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board.

Milliman has also agreed to voluntarily waive fees and/or reimburse expenses of the Fund to avoid a negative yield. Such yield waivers and reimbursements are voluntary and could be modified or terminated at any time at the discretion of Milliman without notice.

Milliman may not recoup any advisory fees waived or expenses reimbursed pursuant to the above agreements.

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Fund’s custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to the Fund’s Class 3 shares. The Rule 12b-1 Plan permits the Fund to pay the Distributor, as the Fund’s principal underwriter, for expenses associated with the distribution of Class 3 shares of the Fund. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor.

9

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Accordingly, no compensation is payable by the Fund to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Fund or its shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Fund.

5. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, American International Group (AIG) and Milliman each directly owned greater than 25% of the outstanding shares of the Fund.

6. Risks

The Portfolio, and therefore the Fund, could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of a security or other asset may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Fund and the Portfolio are described more fully in the Fund’s prospectus.

7. Guarantees and Indemnifications

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

8. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

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Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2023

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www. millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’s website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

The Fund’s Form N-MFP, which had information about the Fund and its holdings, is available without charge: (i) upon request, by calling 1-855-700-7959; (ii) on the SEC’s website at www.sec.gov; and (iii) on the Fund’s website at www. millimanfunds.com.

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INVESTMENT ADVISER
Milliman Financial Risk Management LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza
Portland, ME 04101

CUSTODIAN
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

LEGAL COUNSEL
Stradley Ronon Stevens & Young LLP
191 North Wacker Drive, Suite 1601
Chicago, IL 60606
and
2005 Market Street, Suite 2600
Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Goldman Sachs Government Money Market Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

MARKET REVIEW

Goldman Sachs VIT Government Money Market Fund

The following are highlights both of key factors affecting the money markets and of any key changes made to the Goldman Sachs VIT Government Money Market Fund (the “Fund”) during the six months ended June 30, 2023 (the “Reporting Period”). A fuller review will appear in the Fund’s annual shareholder report covering the 12 months ended December 31, 2023.

Market and Economic Review

●	U.S. Federal Reserve (“Fed”) policy had the greatest influence on the money markets during the Reporting Period.

●	When the Reporting Period began in January 2023, money market yields rallied on prospects of the Fed nearing an end to its interest rate hiking cycle given evidence of reduced U.S. inflation levels and improved economic growth prospects.

●	Two-year U.S. Treasury yields fell by approximately 20 basis points in January. (Remember, there is usually an inverse relationship between bond prices and yield movements, so that bond prices rise when yields decrease and vice versa. A basis point is 1/100th of a percentage point.)

●	Money market volatility moderated amid a “Goldilocks” backdrop of easing inflation and rather steady economic growth and in anticipation of a slower pace of monetary policy tightening.

●	In February 2023, this “Goldilocks” scenario was interrupted by strength in economic growth and labor market data, which, in turn, generated higher yield volatility as markets anticipated a bumpier path to lowered inflation and a higher-for-longer interest rate environment.

●	The Fed stepped down its pace of interest rate increases from the 50 basis points it had hiked in December 2022 to 25 basis points, with Fed Chair Powell suggesting further rate hikes would be determined meeting by meeting.

●	Still, money market yields sold off as concerns around the persistence of inflation led many market participants to anticipate further rate tightening by the Fed.

●	Two-year U.S. Treasury yields rose to a high of 4.8% to end the month.

●	In early March 2023, amid strong U.S. economic data, the Fed initially suggested it might tighten monetary policy more than it had previously anticipated, which caused two-year U.S. Treasury yields to breach 5% for the first time since 2007.

●	However, yield momentum reversed sharply as the month progressed as investors sought “safe haven” securities amid banking stress in the U.S. and internationally. Short-term U.S. Treasury yields fell by more than 100 basis points from their cycle peak earlier in the month.

●	At its late-March meeting, Fed policymakers grappled with a challenging trade-off given the firm macroeconomic backdrop, such as resilient labor markets, and yet still-elevated inflation—all set against rising financial stability concerns. Ultimately, the Fed implemented another 25 basis point interest rate hike, projected a weak economic outlook for the rest of 2023, and struck a more cautious tone on the forward path for the targeted federal funds (“fed funds”) rate.

●	Although money market yields remained broadly unchanged during April 2023, sticky inflation data, ongoing banking sector stress, a looming U.S. debt ceiling deadline, signs of moderating economic growth and lingering investor concerns around credit tightening drove volatile swings within the money markets.

●	In early May 2023, the Fed raised the fed funds rate by 25 basis points to a range between 5.00% and 5.25%.

●	Policymakers signaled a willingness to pause future interest rate hikes given that inflation had begun to moderate and because tighter credit conditions driven by banking sector stress were “likely to weigh on economic activity, hiring and inflation.”

●	Money market yields sold off in May on concerns surrounding resolution of the U.S. debt ceiling and amid banking sector stress. U.S./China tensions, speculation about Fed policy, corporate earnings and a growing focus on the rise of artificial intelligence (“AI”) also drove market volatility.

1

MARKET REVIEW

●	In early June 2023, resolution of U.S. debt ceiling negotiations led to risk relief and market optimism, with investor focus returning to the outlook of the economy and Fed monetary policy amid a persistently resilient U.S. labor market.

●	At its June meeting, the Fed left the target range for the fed funds rate unchanged, but Fed officials suggested they were inclined to implement another interest rate hike in July 2023 if economic activity and inflation did not cool as much as they “need to see.”

●	Fed Chair Powell noted the resilience in U.S. housing data and stated that a strong majority of Fed officials expected “two or more hikes” from that point — a sharpening of his language relative to “somewhat further” in his Congressional testimony given that same month.

●	The money market yield curve inverted during the Reporting Period, as the Fed raised short-term interest rates, meaning shorter-maturity yields were higher than longer-maturity yields. The three-month node of the U.S. Treasury yield curve rose 90 basis points during the Reporting Period; the six-month node rose 70 basis points; and the one-year node rose 68 basis points. Two-year U.S. Treasury yields increased 47 basis points during the Reporting Period to close June 2023 at 4.87%.

●	In this environment, the yields of money market funds increased.

Fund Changes and Highlights

No material changes were made to the Fund during the Reporting Period.

2

FUND BASICS

Government Money Market Fund

as of June 30, 2023

PERFORMANCE REVIEW [1]

January 1, 2023 – June 30, 2023	Fund Total Return (based on NAV)[2]	SEC 7-Day Current Yield[3]	iMoneyNet Institutional Average[4]
Institutional Shares	2.33%	5.00%	4.45%
Service Shares	2.21	4.75	4.45

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.
[2]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s total return reflects the reinvestment of dividends and other distributions.
[3]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of the Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects the Fund’s current earnings than do the Fund Total Return figures.
[4]	Source: iMoneyNet, Inc. June 2023. The iMoneyNet Institutional Average represents total return. Government & Agencies Institutional — Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

YIELD SUMMARY AS OF JUNE 30, 2023

Funds	7-Day Dist. Yield[5]	SEC 7-Day Effective Yield[6]	30-Day Average Yield[7]	Weighted Avg. Maturity (days)[8]	Weighted Avg. Life (days)[9]
Institutional Shares	5.01%	5.12%	5.00%	30	78
Service Shares	4.76	4.86	4.75	30	78

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[5]	The 7-Day Distribution Yield is an annualized measure of the Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.
[6]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.
[7]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.
[8]	The Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.
[9]	The Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

FUND BASICS

FUND COMPOSITION†

Security Type

(Percentage of Net Assets)

†	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above chart may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 15.5%
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.04%)
	$1,500,000	5.284	%(a)	10/23/23	$1,499,981
	3,000,000	5.289	(a)	10/30/23	2,999,970
Federal Farm Credit Banks Funding Corp. (FEDL01 + 0.08%)
	1,300,000	5.152	(a)	09/13/24	1,298,850
Federal Farm Credit Banks Funding Corp. (FEDL01 + 0.14%)
	700,000	5.210	(a)	09/17/24	699,992
	200,000	5.212	(a)	11/14/24	199,947
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.00%)
	1,818,000	5.251	(a)	03/22/24	1,817,740
	1,200,000	5.250	(a)	01/24/25	1,199,911
Federal Farm Credit Banks Funding Corp. (Prime Rate – 3.01%)
	1,585,000	5.245	(a)	02/10/25	1,584,926
Federal Farm Credit Banks Funding Corp. (SOFR + 0.06%)
	500,000	5.127	(a)	04/29/24	499,629
	500,000	5.129	(a)	07/22/24	499,477
Federal Farm Credit Banks Funding Corp. (SOFR + 0.11%)
	3,838,000	5.165	(a)	06/07/24	3,837,831
Federal Farm Credit Banks Funding Corp. (SOFR + 0.14%)
	1,781,000	5.203	(a)	11/26/24	1,780,280
	1,978,000	5.202	(a)	11/26/24	1,977,200
Federal Farm Credit Banks Funding Corp. (SOFR + 0.15%)
	1,173,000	5.210	(a)	01/03/25	1,173,000
	807,000	5.210	(a)	02/14/25	807,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.16%)
	2,100,000	5.215	(a)	04/05/24	2,099,969
	476,000	5.220	(a)	01/30/25	476,000
	2,482,000	5.215	(a)	02/10/25	2,482,000
	768,000	5.220	(a)	04/10/25	768,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.17%)
	4,300,000	5.225	(a)	06/27/24	4,299,833
	1,909,000	5.230	(a)	01/23/25	1,909,000
	3,442,000	5.225	(a)	02/06/25	3,442,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.18%)
	4,300,000	5.240	(a)	10/16/24	4,300,000
	2,100,000	5.240	(a)	12/19/24	2,100,255
	2,350,000	5.238	(a)	12/19/24	2,350,285
	2,500,000	5.240	(a)	01/03/25	2,500,000
	5,337,000	5.240	(a)	01/17/25	5,337,000
	4,794,000	5.240	(a)	03/07/25	4,794,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.19%)
	2,400,000	5.250	(a)	11/25/24	2,400,000
	5,300,000	5.250	(a)	12/27/24	5,300,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.20%)
	1,804,000	5.255	(a)	06/02/25	1,804,000
Federal Farm Credit Discount Notes
	400,000	4.947		01/12/24	389,925
Federal Home Loan Bank Discount Notes
	5,100,000	4.881		07/26/23	5,083,354
	2,273,000	5.403		09/15/23	2,247,808
	6,167,000	5.184		09/19/23	6,098,334
	9,452,000	5.195		09/19/23	9,346,757
	1,663,000	5.394		09/19/23	1,644,483
	12,331,000	5.186		09/22/23	12,189,420
	1,490,000	4.945%		01/12/24	1,452,471
	3,857,000	5.059		02/06/24	3,744,918
	65,000	5.060		02/06/24	63,111
	4,212,000	5.070		02/06/24	4,089,602
	4,000,000	5.092		02/08/24	3,882,093
	2,035,000	5.093		02/09/24	1,974,745
Federal Home Loan Banks
	5,230,000	4.667		11/14/23	5,229,866
	2,400,000	4.692		11/15/23	2,399,721
	2,400,000	4.697		11/17/23	2,399,764
	1,800,000	4.742		11/24/23	1,799,711
	2,100,000	4.690		11/29/23	2,099,912
	18,400,000	5.340		04/23/24	18,400,000
	20,990,000	5.330		04/26/24	20,990,000
	19,510,000	5.340		04/26/24	19,510,000
	13,150,000	5.370		05/21/24	13,150,000
	6,905,000	5.300		05/22/24	6,905,000
	15,210,000	5.360		06/11/24	15,210,000
	9,505,000	5.375		06/11/24	9,505,000
	6,595,000	5.490		07/15/24	6,595,000
	6,620,000	5.520		07/15/24	6,620,000
	10,305,000	5.500		07/19/24	10,305,000
	9,800,000	5.620	(b)	07/30/24	9,800,000
Federal Home Loan Banks (SOFR + 0.06%)
	200,000	5.128	(a)	07/01/24	199,801
Federal Home Loan Banks (SOFR + 0.08%)
	11,500,000	5.140	(a)	07/20/23	11,500,000
	400,000	5.140	(a)	03/01/24	399,813
Federal Home Loan Banks (SOFR + 0.09%)
	25,800,000	5.150	(a)	08/24/23	25,800,000
Federal Home Loan Banks (SOFR + 0.11%)
	11,760,000	5.165	(a)	07/21/23	11,760,000
	11,760,000	5.170	(a)	08/18/23	11,760,000
Federal Home Loan Banks (SOFR + 0.12%)
	19,715,000	5.180	(a)	09/20/23	19,715,000
Federal Home Loan Banks (SOFR + 0.15%)
	3,600,000	5.210	(a)	02/23/24	3,600,000
Federal Home Loan Banks (SOFR + 0.16%)
	4,000,000	5.220	(a)	02/03/25	4,000,000
Federal Home Loan Banks (SOFR + 0.17%)
	4,010,000	5.225	(a)	01/17/25	4,010,000
Federal Home Loan Banks (SOFR + 0.19%)
	14,400,000	5.250	(a)	11/22/24	14,400,000
Federal Home Loan Mortgage Corp.
	7,387,000	5.400		06/11/24	7,387,000
	7,387,000	5.380		06/12/24	7,387,000
Federal National Mortgage Association
	9,632,000	5.505		07/26/24	9,632,000
	9,894,000	5.600	(b)	07/31/24	9,894,000
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
	650,000	5.380	(a)	07/07/23	650,000
	2,025,000	5.380	(a)	07/07/23	2,025,000
	3,209,593	5.380	(a)	07/07/23	3,209,592
TOTAL U . S . GOVERNMENT AGENCY OBLIGATIONS					$418,693,277

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 13.9%
United States Treasury Bills
	$3,849,100	5.353%		07/13/23	$3,842,364
	23,699,800	5.255		07/20/23	23,635,383
	87,444,300	5.363		09/07/23	86,582,017
	9,246,100	5.290		09/14/23	9,146,897
	1,176,100	5.468		12/07/23	1,148,829
	6,700,000	4.827		04/18/24	6,453,820
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
	80,554,600	5.277	(a)	07/31/23	80,558,740
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
	7,650,500	5.282	(a)	10/31/23	7,650,804
	45,457,100	5.284	(a)	10/31/23	45,458,910
	4,639,400	5.285	(a)	07/31/24	4,640,054
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.17%)
	27,003,000	5.415	(a)	04/30/25	27,010,107
	26,357,700	5.418	(a)	04/30/25	26,364,637
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.20%)
	52,807,800	5.445	(a)	01/31/25	52,809,450
TOTAL U . S . TREASURY OBLIGATIONS					$375,302,012
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS					$793,995,289

Repurchase Agreements(c) – 71.2%
BNP Paribas
	$2,500,000	5.050%		07/03/23	$2,500,000
Maturity Value: $2,501,052
Collateralized by U.S. Treasury Bonds, 2.750% to 6.000%, due 02/15/26 to 05/15/44, U.S. Treasury Floating Rate Notes, 5.174% to 5.418%, due 04/30/24 to 04/30/25, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.625%, due 01/15/27 to 04/15/28, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 11/15/47, U.S. Treasury Notes, 0.375% to 4.000%, due 03/31/24 to 02/15/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/42 to 05/15/51. The aggregate market value of the collateral, including accrued interest, was $2,550,044.
Joint Account III
	1,917,300,000	5.060		07/03/23	1,917,300,000
Maturity Value: $1,918,108,462
TOTAL REPURCHASE AGREEMENTS					$1,919,800,000
TOTAL INVESTMENTS – 100.6%					$2,713,795,289
LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%					(16,532,611)
NET ASSETS – 100.0%					$2,697,262,678

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.
(b)	All or a portion represents a forward commitment. Forward settling repurchase agreements will be collateralized at settlement.
(c)	Unless noted, all repurchase agreements were entered into on June 30, 2023. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:

FEDL01	—US Federal Funds Effective Rate
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At June 30, 2023, the Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of July 3, 2023, as follows:

Principal Amount	Maturity Value	Collateral Value
$1,917,300,000	$1,918,108,462	$1,973,405,069

REPURCHASE AGREEMENTS — At June 30, 2023, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	5.060%	$377,173,771
Bank of America, N.A.	5.060	314,311,475
Bank of Montreal	5.060	125,724,590
BofA Securities, Inc.	5.060	314,311,475
Credit Agricole Corporate and Investment Bank	5.060	282,880,328
Wells Fargo Securities, LLC	5.060	502,898,361
TOTAL		$1,917,300,000

At June 30, 2023, the Joint Repurchase Agreement Account III was fully collateralized by $47,146,721 and the following:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 6.500%	08/01/46 to 02/01/53
Federal National Mortgage Association	1.500 to 7.000	01/01/24 to 02/01/57
Government National Mortgage Association	2.000 to 6.000	11/20/45 to 06/20/53

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Assets and Liabilities

June 30, 2023 (Unaudited)

Assets:
Investments based on amortized cost	$793,995,289
Repurchase agreements based on amortized cost	1,919,800,000
Cash	16,177
Receivables:
Interest	5,003,251
Fund shares sold	913,195
Investments sold	278,868
Reimbursement from investment advisor	22,417
Other assets	152,153
Total assets	2,720,181,350

Liabilities:
Payables:
Investments purchased	21,706,453
Fund shares redeemed	560,827
Management fees	338,307
Distribution and Service fees and Transfer Agency fees	208,876
Accrued expenses	104,209
Total liabilities	22,918,672

Net Assets:
Paid-in capital	2,697,202,793
Total distributable earnings (loss)	59,885
NET ASSETS	$2,697,262,678
Net asset value, offering and redemption price per share	$1.00
Net Assets:
Institutional Shares	$1,888,826,455
Service Shares	808,436,223
Total Net Assets	$2,697,262,678
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	1,888,784,512
Service Shares	808,418,262

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement of Operations

For the Six Months Ended June 30, 2023 (Unaudited)

Investment income:
Interest income	$51,762,495

Expenses:
Management fees	1,701,925
Distribution and Service fees — Service Shares	896,442
Transfer Agency fees(a)	212,721
Printing and mailing fees	77,758
Professional fees	56,387
Custody, accounting and administrative services	34,682
Trustee fees	13,725
Other	7,892
Total expenses	3,001,532
Less — expense reductions	(147,897)
Net expenses	2,853,635
NET INVESTMENT INCOME	$48,908,860
Net realized gain from investment transactions	93,817
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,002,677

(a) Institutional and Service Shares incurred Transfer Agency fees of $141,011 and $71,710, respectively.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Fiscal Year Ended December 31, 2022
From operations:
Net investment income	$48,908,860	$27,763,477
Net realized gain (loss) from investment transactions	93,817	(219,781)
Net increase in net assets resulting from operations	49,002,677	27,543,696

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(33,048,518)	(18,642,223)
Service Shares	(15,884,420)	(8,911,722)
Total distributions to shareholders	(48,932,938)	(27,553,945)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	1,596,108,738	2,307,084,458
Reinvestment of distributions	48,690,001	27,550,932
Cost of shares redeemed	(1,460,366,093)	(846,623,441)
Net increase in net assets resulting from share transactions	184,432,646	1,488,011,949
TOTAL INCREASE	184,502,385	1,488,001,700

Net assets:
Beginning of period	2,512,760,293	1,024,758,593
End of period	$2,697,262,678	$2,512,760,293

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

			Goldman Sachs Government Money Market Fund
			Institutional Shares
	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income(a)	0.023		0.016	—	(b)	0.004	0.021	0.017
Distributions to shareholders from net investment income(c)	(0.023)		(0.016)	—	(b)	(0.004)	(0.021)	(0.017)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return(d)	2.33%		1.58%	0.01%		0.43%	2.11%	1.74%
Net assets, end of period (in 000’s)	$1,888,826		$1,834,293	$523,751		$582,216	$363,783	$411,447
Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.09%		0.18%	0.18%	0.18%
Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.21%		0.20%	0.21%	0.23%
Ratio of net investment income to average net assets	4.68	%(e)	1.92%	—	%(f)	0.35%	2.06%	1.73%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Government Money Market Fund
	Service Shares
	Six Months Ended
	June 30, 2023		Year Ended December 31,
	(Unaudited)		2022	2021		2020	2019	2018
Per Share Data:
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income(a)	0.022		0.014	—	(b)	0.003	0.018	0.015
Distributions to shareholders from net investment income(c)	(0.022)		(0.014)	—	(b)	(0.003)	(0.018)	(0.015)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return(d)	2.21%		1.37%	0.01%		0.27%	1.86%	1.48%
Net assets, end of period (in 000’s)	$808,436		$678,468	$501,008		$579,416	$350,112	$368,652
Ratio of net expenses to average net assets	0.43	%(e)	0.38%	0.09%		0.33%	0.43%	0.43%
Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.46%		0.45%	0.46%	0.48%
Ratio of net investment income to average net assets	4.43	%(e)	1.48%	—	%(f)	0.19%	1.81%	1.48%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements

June 30, 2023 (Unaudited)

1.	ORGANIZATION

Goldman Sachs Variable Insurance Trust (the “Trust” or “VIT”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Money Market Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering two classes of shares — Institutional and Service Shares. Shares of the Trust are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.   Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between the Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

13

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued )

As of the Fund’s most recent fiscal year end, December 31, 2022, the Fund’s capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

Capital loss carryforward: Perpetual Short-Term	$(210,225)
Timing differences (Distributions Payable and Post-October Capital Loss Deferral)	(10,517)

The amortized cost for the Fund stated in the accompanying Statement of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

3.	INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.

14

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

3.	INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of June 30, 2023, all investments, including repurchase agreements, are classified as Level 2 of the fair value hierarchy. Please refer to the Schedule of Investments for further detail.

4.	AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B.  Distribution and Service (12b-1) Plan — The Trust, on behalf of the Service Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% of the Fund’s average daily net assets attributable to Service Shares.

C.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly at an annual rate of 0.02% of the Fund’s average daily net assets of Institutional Shares and Service Shares.

D.  Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition,

15

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

4.	AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 28, 2024, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. For the six months ended June 30, 2023, these expense reductions, including any fee waiver and Other Expense reimbursements, were as follows:

Other Expense Reimbursements	Total Expense Reductions
$147,897	$147,897

E. Contractual and Net Fund Expenses — The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser or transfer agent may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The following table outlines such fees (net of waivers) and Other Expenses (net of reimbursements and custodian and transfer agency fee credit reductions) in order to determine the Fund’s net annualized expenses for the fiscal year. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

	Institutional Shares		Service Shares
Fee/Expense Type	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2023	Contractual rate, if any	Ratio of net expenses to average net assets for the six months ended June 30, 2023
Management Fee	0.16%	0.16%	0.16%	0.16%
Distribution and Service Fees	N/A	N/A	0.25	0.25
Transfer Agency Fees	0.02	0.02	0.02	0.02
Other Expenses	—	0.02	—	0.02
Total Annual Fund Operating Expenses		0.20		0.45
Expense Reimbursements		(0.02)		(0.02)
Net Expenses		0.18%		0.43%

N/A - Fees not applicable to respective share class.

F. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended June 30, 2023, the purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Purchases	Sales	Net Realized Gain (Loss)
$—	$699,821	$(179)

G. Line of Credit Facility — As of June 30, 2023, the Fund participated in a $1,110,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having

16

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

4.	AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2023, the Fund did not have any borrowings under the facility. Prior to April 19, 2023, the facility was $1,250,000,000.

5.	OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Interest Rate Risk — When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate

17

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Notes to Financial Statements (continued)

June 30, 2023 (Unaudited)

5.	OTHER RISKS (continued)

changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

6.	INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

7.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

8.	SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended June 30, 2023 (Unaudited)	For the Fiscal Year Ended December 31, 2022
Institutional Shares*
Shares sold	1,357,445,298	1,919,889,511
Reinvestment of distributions	32,804,474	18,639,420
Shares redeemed	(1,335,765,124)	(627,979,771)
	54,484,648	1,310,549,160
Service Shares*
Shares sold	238,663,440	387,194,947
Reinvestment of distributions	15,885,527	8,911,512
Shares redeemed	(124,600,969)	(218,643,670)
	129,947,998	177,462,789
NET INCREASE IN SHARES	184,432,646	1,488,011,949

* Valued at $1.00 per share.

18

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Government Money Market Fund (the “Fund”) is an investment portfolio of Goldman Sachs Variable Insurance Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2024 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 13-14, 2023 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)	the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);
(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)	information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”); and information on general investment outlooks in the markets in which the Fund invests;
(c)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(d)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)	to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(f)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(g)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(h)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(i)	a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, distribution and other services;
(j)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;

19

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(k)	information regarding portfolio trading and how the Investment Adviser carries out its duty to seek best execution;
(l)	the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and
(m)	the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with the COVID-19 pandemic, geopolitical events, and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s business continuity planning and remote operations capabilities. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings compiled by the Outside Data Provider as of December 31, 2022. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees considered the performance of the Fund in light of its investment policies and strategies. The Trustees considered that, since March 2022, the Federal Reserve had implemented a series of interest rate increases in response to inflationary pressures

20

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

impacting the broader economy, and the Fund’s yield has improved compared to other recent periods as a result. They noted that the Investment Adviser had subsequently been able to reduce the amount of fees waived and/or reimbursed relative to such amounts waived and/or reimbursed during recent challenging yield environments, including the near-zero interest rate environment following the market disruptions related to the COVID-19 pandemic and related actions by the Federal Reserve. The Trustees acknowledged, however, that the interest rate environment remained uncertain in light of broader economic conditions. The Trustees considered that, during the relevant period, the Investment Adviser had voluntarily waived fees for the Fund in order to maintain a competitive yield. The Trustees also considered that the Fund had maintained a stable net asset value per share. In addition, the Trustees observed that the U.S. Securities and Exchange Commission (“SEC”) was likely to adopt certain reforms to the regulatory framework governing money market funds and that compliance with those reforms could require a significant investment of resources by the Investment Adviser. In light of these considerations, the Trustees believed that the Fund was providing investment performance within a competitive range for investors.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They noted that the Investment Adviser and Goldman Sachs had waived fees and/or reimbursed expenses for the Fund for a portion of the year in order to maintain a competitive yield. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2022 and 2021, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund.

The Trustees noted that the Fund does not have management fee breakpoints. They considered the asset levels in the Fund; the Fund’s recent purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the

21

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

services provided by the Investment Adviser and its affiliates and their realized profits; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. They considered a report prepared by the Outside Data Provider, which surveyed money market funds’ management fee arrangements and use of breakpoints. The Trustees also considered the competitive nature of the money market fund business and the competitiveness of the fees charged to the Fund by the Investment Adviser.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (f) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (g) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2024.

22

GOLDMAN SACHS VARIABLE INSURANCE TRUST GOVERNMENT MONEY MARKET FUND

Fund Expenses — Six Month Period Ended June 30, 2023 (Unaudited)

As a shareholder of Institutional Shares and Service Shares of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 through June 30, 2023, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid for the 6 Months Ended 6/30/23*
Institutional Shares
Actual	$1,000.00	$1,023.32	$0.90
Hypothetical 5% return	$1,000.00	$1,023.90+	$0.90
Service Shares
Actual	$1,000.00	$1,022.06	$2.16
Hypothetical 5% return	$1,000.00	$1,022.66+	$2.16

*	Expenses are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2023. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year (or, since inception, if shorter); and then dividing that result by the number of days in the period. The annualized net expense ratios for the period were 0.18% and 0.43% for Institutional Shares and Service Shares, respectively.
+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratio and an assumed rate of return of 5% per year before expenses.

23

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TRUSTEES Gregory G. Weaver, Chair Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling James A. McNamara Paul C. Wirth	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC

Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

Investment Adviser

200 West Street, New York,

New York 10282

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Views and opinions expressed are for informational purposes only and do not constitute a recommendation by GSAM to buy, sell, or hold any security. Views and opinions are current as of the date of this presentation and may be subject to change, they should not be construed as investment advice.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of transactions or matters addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Fund holdings and allocations shown are as of June 30, 2023 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Shares of the Goldman Sachs VIT Funds are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Shares of the Funds are not offered directly to the general public. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. You should refer to those prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. Such fees or charges, if any, may affect the return you may realize with respect to your investments. Ask your representative for more complete information. Please consider a Fund’s objectives, risks and charges and expenses, and read the prospectus carefully before investing. The prospectus contains this and other information about the Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

This report is prepared for the general information of contract owners and is not an offer of shares of the Goldman Sachs Variable Insurance Trust — Goldman Sachs Government Money Market Fund.

© 2023 Goldman Sachs. All rights reserved.

VITMMSAR-23 330595-OTU-08/2023

Milliman Variable Insurance Trust

Milliman Hedged Equity Funds

Semi-Annual Report

June 30, 2023

The following series of Milliman Variable Insurance Trust are presented in this semi-annual report:

Milliman – Capital Group Hedged U.S. Growth Fund

Milliman – Capital Group Hedged U.S. Income and Growth Fund

Milliman Variable Insurance Trust

Expense Example For the Period Ended

June 30, 2023 (Unaudited)

Each Fund sells its shares to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. The tables below do not include any fees or sales charges imposed by your variable product.

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service (“12b-1”) fees; and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Actual Expenses Paid During the Period (a)
Milliman - Capital Group Hedged U.S. Growth Fund#	$1,000.00	$1,040.00	1.09%	$4.26
Milliman - Capital Group Hedged U.S. Income and Growth Fund#	1,000.00	1,009.00	1.09%	4.20

#	Class 3 shares
(a)	Actual expense is equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (140) divided by the number of days in the fiscal year (365) to reflect the period from February 10, 2023 (commencement of operations) to June 30, 2023.

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge transaction fees, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table below is useful in comparing the ongoing costs only and will not help you determine the relative total costs of owning different funds. The Funds’ expenses shown in the tables reflect fee waivers and reimbursements in effect.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Hypothetical Expenses Paid During the Period (a)
Milliman - Capital Group Hedged U.S. Growth Fund#	$1,000.00	$1,019.39	1.09%	$5.46
Milliman - Capital Group Hedged U.S. Income and Growth Fund#	1,000.00	1,019.39	1.09%	5.46

#	Class 3 shares
(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period).

1

Milliman - Capital Group Hedged U.S. Growth Fund

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 102.43%
Communication Services - 11.63%
Alphabet, Inc. - Class C (a)	1,023	$123,752
Charter Communications, Inc. - Class A (a)	47	17,266
Meta Platforms, Inc. - Class A (a)	243	69,736
Netflix, Inc. (a)	316	139,196
Take-Two Interactive Software, Inc. (a)	132	19,425
		369,375
Consumer Discretionary - 18.46%
Airbnb, Inc. - Class A (a)	327	41,908
Amazon.com, Inc. (a)	905	117,976
Burlington Stores, Inc. (a)	211	33,209
Caesars Entertainment, Inc. (a)	507	25,842
CarMax, Inc. (a)	221	18,498
Darden Restaurants, Inc.	188	31,411
DoorDash, Inc. - Class A (a)	276	21,092
DR Horton, Inc.	271	32,978
Hilton Worldwide Holdings, Inc.	499	72,629
Marriott International, Inc. - Class A	172	31,595
NIKE, Inc. - Class B	189	20,860
Starbucks Corp.	341	33,779
Tesla, Inc. (a)	123	32,198
TopBuild Corp. (a)	142	37,775
Williams-Sonoma, Inc.	147	18,396
YETI Holdings, Inc. (a)	416	16,157
		586,303
Consumer Staples - 3.69%
Costco Wholesale Corp.	47	25,304
Dollar Tree, Inc. (a)	187	26,835
Philip Morris International, Inc.	667	65,112
		117,251
Financials - 3.57%
First Republic Bank/CA	303	167
LPL Financial Holdings, Inc.	96	20,873
MSCI, Inc.	92	43,175
S&P Global, Inc.	89	35,679
Toast, Inc. - Class A (a)	595	13,429
		113,323
Health Care - 23.38%
Abbott Laboratories	1,001	109,129
agilon health, Inc. (a)	569	9,866
Alnylam Pharmaceuticals, Inc. (a)	85	16,145
BioMarin Pharmaceutical, Inc. (a)	392	33,979
Dexcom, Inc. (a)	189	24,288
Edwards Lifesciences Corp. (a)	272	25,658
Humana, Inc.	46	20,568
Insulet Corp. (a)	136	39,214
IQVIA Holdings, Inc. (a)	136	30,569
Penumbra, Inc. (a)	83	28,557
Revvity, Inc.	374	44,427
Seagen, Inc. (a)	186	35,798
Stryker Corp.	241	73,527
Thermo Fisher Scientific, Inc.	142	74,089
UnitedHealth Group, Inc.	275	132,175
Zoetis, Inc. - Class A	258	44,430
		742,419

The accompanying notes are an integral part of these financial statements.

2

Milliman - Capital Group Hedged U.S. Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Industrials - 13.34%
AMETEK, Inc.	170	$27,520
Carrier Global Corp.	698	34,698
Ceridian HCM Holding, Inc. (a)	572	38,307
Copart, Inc. (a)	665	60,655
Old Dominion Freight Line, Inc.	181	66,925
Raytheon Technologies Corp.	917	89,828
TransDigm Group, Inc.	86	76,899
Woodward, Inc.	241	28,657
		423,489
Information Technology - 25.89% (b)
Apple, Inc.	269	52,178
Applied Materials, Inc.	275	39,749
Autodesk, Inc. (a)	134	27,418
Broadcom, Inc.	180	156,137
EPAM Systems, Inc. (a)	115	25,846
First Solar, Inc. (a)	104	19,769
Micron Technology, Inc.	889	56,105
Microsoft Corp.	758	258,129
NVIDIA Corp.	87	36,803
Palo Alto Networks, Inc. (a)	43	10,987
Salesforce, Inc. (a)	269	56,829
ServiceNow, Inc. (a)	94	52,825
Snowflake, Inc. - Class A (a)	166	29,213
		821,988
Materials - 1.41%
Albemarle Corp.	44	9,816
Linde PLC	92	35,059
		44,875
Real Estate - 1.06%
Equinix, Inc.	43	33,709

TOTAL COMMON STOCKS (Cost $2,981,442)		3,252,732

	Contracts	Notional Amount
PURCHASED OPTIONS - 0.16% (c)
OVER-THE-COUNTER PUT OPTIONS - 0.16%
Milliman - Capital Group Growth Basket, Counterparty: Bank of America, Expires 8/10/2023, Strike Price $9,500.00 (d)	300	$3,255,610	5,313
TOTAL PURCHASED OPTIONS (Cost $61,748)			5,313

Total Investments (Cost $3,043,190) - 102.59%			3,258,045
Liabilities in Excess of Other Assets - (2.59)%			(82,457)
TOTAL NET ASSETS - 100.00%			$3,175,588

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard  & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment.
(c)	Purchased option contracts are held in connection with corresponding written option contracts.

The accompanying notes are an integral part of these financial statements.

3

Milliman - Capital Group Hedged U.S. Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(d)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2023 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Microsoft Corp.	759	$258,521	7.94%
Broadcom, Inc.	180	156,516	4.82%
Netflix, Inc.	316	139,399	4.28%
UnitedHealth Group, Inc.	275	132,317	4.07%
Alphabet, Inc. - Class C	1,024	123,846	3.80%
Amazon.com, Inc.	906	118,132	3.63%
Abbott Laboratories	1,002	109,231	3.36%
Raytheon Technologies Corp.	918	89,879	2.76%
TransDigm Group, Inc.	86	76,521	2.35%
Thermo Fisher Scientific, Inc.	143	74,396	2.29%
Stryker Corp.	241	73,460	2.26%
Hilton Worldwide Holdings, Inc.	500	72,734	2.23%
Meta Platforms, Inc. - Class A	243	69,774	2.14%
Old Dominion Freight Line, Inc.	181	66,820	2.05%
Philip Morris International, Inc.	667	65,130	2.00%
Copart, Inc.	666	60,725	1.86%
Salesforce, Inc.	269	56,859	1.75%
Micron Technology, Inc.	890	56,149	1.72%
ServiceNow, Inc.	94	52,605	1.62%
Apple, Inc.	269	52,242	1.60%
Zoetis, Inc. - Class A	258	44,444	1.37%
Revvity, Inc.	374	44,439	1.36%
MSCI, Inc.	92	43,309	1.33%
Airbnb, Inc. - Class A	328	41,985	1.29%
Applied Materials, Inc.	275	39,779	1.22%
Insulet Corp.	136	39,339	1.21%
Ceridian HCM Holding, Inc.	572	38,320	1.18%
TopBuild Corp.	142	37,681	1.16%
NVIDIA Corp.	87	36,697	1.13%
S&P Global, Inc.	90	35,903	1.10%
Seagen, Inc.	186	35,865	1.10%
Linde PLC	92	34,939	1.08%
Carrier Global Corp.	699	34,748	1.07%
Starbucks Corp.	342	33,853	1.04%
BioMarin Pharmaceutical, Inc.	392	33,988	1.04%
Equinix, Inc.	43	33,969	1.04%
Burlington Stores, Inc.	211	33,235	1.02%
DR Horton, Inc.	271	32,979	1.01%
Tesla, Inc.	123	32,228	0.99%
Marriott International, Inc. - Class A	172	31,653	0.97%
Darden Restaurants, Inc.	188	31,487	0.97%
IQVIA Holdings, Inc.	137	30,706	0.94%
Snowflake, Inc. - Class A	166	29,271	0.90%
Penumbra, Inc.	83	28,512	0.88%
Woodward, Inc.	241	28,681	0.88%
AMETEK, Inc.	171	27,617	0.85%
Autodesk, Inc.	134	27,404	0.84%
Dollar Tree, Inc.	187	26,888	0.83%
Edwards Lifesciences Corp.	272	25,688	0.79%
EPAM Systems, Inc.	115	25,776	0.79%
Top 50 Holdings		2,926,639	89.90%
Other Securities		328,971	10.10%
Total Underlying Positions		$3,255,610	100.00%

The accompanying notes are an integral part of these financial statements.

4

Milliman - Capital Group Hedged U.S. Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

SCHEDULE OF OPTIONS WRITTEN
June 30, 2023 (Unaudited)
Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Over-the-Counter Call Options
Milliman - Capital Group Growth Basket, Counterparty: Bank of America (a)	8/10/2023	$10,490.00	300	$(3,255,610)	$(156,327)
Over-the-Counter Put Options
Milliman - Capital Group Growth Basket, Counterparty: Bank of America (a)	8/10/2023	8,000.00	300	(3,255,610)	(1,044)
TOTAL OPTIONS WRITTEN (Premiums Received $62,707)					$(157,371)

(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2023 are shown in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

5

Milliman - Capital Group Hedged U.S. Growth Fund

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,252,732	$—	$—	3,252,732
Purchased Options	—	5,313	—	5,313
Total Assets	$3,252,732	$5,313	$—	$3,258,045

Liabilities
Options Written	$—	$157,371	$—	$157,371
Total Liabilities	$—	$157,371	$—	$157,371

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

Portfolio Holdings Summary

Asset Type	% of Net Assets
Common Stocks	102.43%
Communication Services	11.63
Consumer Discretionary	18.46
Consumer Staples	3.69
Financials	3.57
Health Care	23.38
Industrials	13.34
Information Technology	25.89 (a)
Materials	1.41
Real Estate	1.06
Purchased Options	0.16
Total Investments	102.59
Written Options	(4.95)
Assets in Excess of Other Liabilities	2.36
Net Assets	100.00%

(a) Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investments.

The accompanying notes are an integral part of these financial statements.

6

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Schedule of Investments

June 30, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 103.04%
Communication Services - 7.25%
Alphabet, Inc. - Class A (a)	610	$73,017
Comcast Corp. - Class A	2,706	112,434
Meta Platforms, Inc. - Class A (a)	119	34,151
		219,602
Consumer Discretionary - 9.43%
Darden Restaurants, Inc.	327	54,634
General Motors Co.	951	36,671
Home Depot, Inc.	240	74,553
Lennar Corp. - Class A	309	38,721
Wynn Resorts Ltd.	291	30,733
Yum! Brands, Inc.	363	50,294
		285,606
Consumer Staples - 5.28%
Archer-Daniels-Midland Co.	725	54,781
Philip Morris International, Inc.	814	79,462
Target Corp.	194	25,589
		159,832
Energy - 6.54%
Baker Hughes Co.	951	30,061
Chevron Corp.	324	50,981
ConocoPhillips	393	40,719
EOG Resources, Inc.	287	32,844
Pioneer Natural Resources Co.	209	43,301
		197,906
Financials - 14.35%
BlackRock, Inc.	83	57,365
Capital One Financial Corp.	298	32,592
CME Group, Inc.	309	57,255
Discover Financial Services	292	34,120
Intercontinental Exchange, Inc.	231	26,121
JPMorgan Chase & Co.	609	88,573
Marsh & McLennan Cos., Inc.	594	111,720
PNC Financial Services Group, Inc.	212	26,701
		434,447
Health Care - 20.24%
Abbott Laboratories	308	33,578
AbbVie, Inc.	285	38,398
Danaher Corp.	125	30,000
Elevance Health, Inc.	80	35,543
Eli Lilly & Co.	180	84,417
Gilead Sciences, Inc.	653	50,327
Humana, Inc.	79	35,323
Johnson & Johnson	427	70,677
Pfizer, Inc.	1,838	67,418
The Cigna Group	112	31,427
UnitedHealth Group, Inc.	282	135,541
		612,649
Industrials - 11.25%
Boeing Co. (a)	161	33,997
Caterpillar, Inc.	165	40,598
CSX Corp.	1,386	47,263
Honeywell International, Inc.	158	32,785
L3Harris Technologies, Inc.	157	30,736
Lockheed Martin Corp.	120	55,246
Norfolk Southern Corp.	117	26,531

The accompanying notes are an integral part of these financial statements.

7

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

	Shares	Value
Northrop Grumman Corp	161	$73,383
		340,539
Information Technology - 21.80%
Apple, Inc.	428	83,019
Broadcom, Inc.	355	307,938
Intel Corp.	1,042	34,844
Microsoft Corp.	688	234,292
		660,093
Materials - 2.60%
Linde PLC	119	45,349
LyondellBasell Industries NV - Class A	362	33,242
		78,591
Real Estate - 2.14%
Digital Realty Trust, Inc.	226	25,735
Extra Space Storage, Inc.	263	39,147
		64,882
Utilities - 2.16%
Constellation Energy Corp.	336	30,761
Sempra Energy	237	34,505
		65,266
TOTAL COMMON STOCKS (Cost $2,962,727)		3,119,413

	Contracts	Notional Amount
PURCHASED OPTIONS - 0.25% (b)
OVER-THE-COUNTER PUT OPTIONS - 0.25%
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America, Expires 8/10/2023, Strike Price $9,500.00 (c)	292	$3,121,328	7,615
TOTAL PURCHASED OPTIONS (Cost $49,056)			7,615

Total Investments (Cost $3,011,783) - 103.29%			3,127,028
Liabilities in Excess of Other Assets - (3.29)%			(99,638)
TOTAL NET ASSETS - 100.00%			$3,027,390

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard  & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

(a)	Non-income producing security.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.

The accompanying notes are an integral part of these financial statements.

8

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

(c)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2023 are shown below:

Security Name	Number of Shares	Notional Amount	% of Total Notional Amount
Broadcom, Inc.	355	$307,548	9.86%
Microsoft Corp.	689	234,529	7.52%
UnitedHealth Group, Inc.	282	135,717	4.35%
Comcast Corp.	2,707	112,496	3.60%
Marsh & McLennan Cos., Inc.	594	111,790	3.59%
L3Harris Technologies, Inc.	608	88,458	2.83%
EOG Resources, Inc.	181	84,855	2.72%
Apple, Inc.	428	82,941	2.65%
Philip Morris International, Inc.	814	79,480	2.55%
Honeywell International, Inc.	240	74,576	2.38%
Alphabet, Inc.	614	73,480	2.35%
Northrop Grumman Corp.	161	73,312	2.35%
JPMorgan Chase & Co.	428	70,880	2.27%
Pfizer, Inc.	1,843	67,584	2.16%
BlackRock, inc.	83	57,472	1.84%
CME Group, Inc.	309	57,171	1.83%
Lockheed Martin Corp.	120	55,121	1.77%
Darden Restaurants, Inc.	328	54,855	1.76%
Archer-Daniels-Midland Co.	727	54,925	1.76%
Chevron Corp.	324	51,058	1.64%
Home Depot, Inc.	654	50,424	1.61%
Yum! Brands, Inc.	362	50,217	1.61%
CSX Corp.	1,383	47,149	1.51%
Linde PLC	119	45,163	1.45%
Pioneer Natural Resources Co.	210	43,446	1.39%
ConocoPhillips	394	40,821	1.31%
Caterpillar, Inc.	164	40,310	1.29%
General Motors Co.	263	39,197	1.26%
Eli Lilly & Co.	310	38,809	1.24%
AbbVie, Inc.	286	38,568	1.24%
Gilead Sciences, Inc.	951	36,653	1.17%
Intel Corp.	79	35,441	1.14%
Elevance Health, Inc.	80	35,366	1.13%
Intercontinental Exchange, Inc.	1,036	34,645	1.11%
Sempra Energy	237	34,491	1.10%
Meta Platforms, Inc.	120	34,351	1.10%
Boeing Co.	161	33,957	1.09%
Discover Financial Services	292	34,150	1.09%
Abbott Laboratories	308	33,556	1.08%
LyondellBasell Industries NV	363	33,324	1.07%
Extra Space Storage, Inc.	289	33,088	1.06%
Humana, Inc.	158	32,787	1.05%
Capital One Finanial Corp.	298	32,582	1.04%
The Cigna Group	113	31,638	1.01%
Constellation Energy Corp.	337	30,860	0.99%
Lennar Corp.	157	30,663	0.98%
Wynn Resorts Ltd.	291	30,685	0.98%
Baker Hughes Co.	954	30,170	0.97%
Danaher Corp.	125	29,933	0.96%
PNC Financial Services Group, Inc.	213	26,842	0.86%
Top 50 Holdings		3,017,534	96.67%
Other Securities		103,794	3.33%
Total Underlying Positions		$3,121,328	100.00%

The accompanying notes are an integral part of these financial statements.

9

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Schedule of Investments (Continued)

June 30, 2023 (Unaudited)

SCHEDULE OF OPTIONS WRITTEN

June 30, 2023 (Unaudited)

				Notional
Description	Expiration	Strike Price	Contracts	Amount	Value
Over-the-Counter Call Options
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America (a)	8/10/2023	$10,400.00	292	$(3,121,328)	$(131,076)
Over-the-Counter Put Options
Milliman - Capital Group Income and Growth Basket, Counterparty: Bank of America (a)	8/10/2023	8,000.00	292	(3,121,328)	(1,334)
TOTAL OPTIONS WRITTEN (Premiums Received $49,056)					$(132,410)

(a)	Comprised of a proprietary basket of securities. The underlying components of the basket as of June 30, 2023 are shown in the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

10

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Schedule of Investments (Concluded)

June 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s assets and liabilities (see Note 2 in Notes to Financial Statements):

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$3,119,413	$—	$—	3,119,413
Purchased Options	—	7,615	—	7,615
Total Assets	$3,119,413	$7,615	$—	$3,127,028

Liabilities
Options Written	$—	$132,410	$—	$132,410
Total Liabilities	$—	$132,410	$—	$132,410

The following tables summarize derivatives held by the Fund and their impact on the Fund’s results of operations (see Note 3 in Notes to Financial Statements).

Portfolio Holdings Summary

% of Net
Asset Type	Assets
Common Stocks	103.04%
Communication Services	7.25
Consumer Discretionary	9.43
Consumer Staples	5.28
Energy	6.54
Financials	14.35
Health Care	20.24
Industrials	11.25
Information Technology	21.80
Materials	2.60
Real Estate	2.14
Utilities	2.16
Purchased Options	0.25
Total Investments	103.29
Written Options	(4.37)
Assets in Excess of Other Liabilities	1.08
Net Assets	100.00%

The accompanying notes are an integral part of these financial statements.

11

Milliman Variable Insurance Trust

Statements of Assets and Liabilities

June 30, 2023 (Unaudited)

		Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Assets:
	Investments, at value (a)	$3,258,045	$3,127,028
	Cash and cash equivalents	33,354	12,152
	Dividends and interest receivable	1,445	1,418
	Receivable for fund shares sold	20,107	—
	Due from Advisor	12,373	12,349
	Deferred offering costs	24,203	24,193
	Total Assets	3,349,527	3,177,140

	Liabilities:
	Options written, at value (b)	157,371	132,410
	Distribution fees payable	1,899	1,852
	Payable to Trustees	132	130
	Other liabilities	14,537	15,358
	Total Liabilities	173,939	149,750
	Net Assets	$3,175,588	$3,027,390

	Net Assets Consist of:
	Paid-in capital	$3,053,591	$3,000,010
	Total distributable earnings/(accumulated deficit)	121,997	27,380
	Net Assets	$3,175,588	$3,027,390

	Class 3
	Net assets	$3,175,588	$3,027,390
	Shares of beneficial interest outstanding (unlimited shares authorized with par value of $0.001 per share)	305,202	300,001
	Net asset value, offering price and redemption price per share	$10.40	$10.09

(a)	Cost of investments	$3,043,190	$3,011,783
(b)	Premiums received	62,707	49,056

The accompanying notes are an integral part of these financial statements.

12

Milliman Variable Insurance Trust

Statements of Operations

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Period February 10, 2023(a) to June 30, 2023 (Unaudited)	Period February 10, 2023(a) to June 30, 2023 (Unaudited)
Investment Income:
Dividends	$10,596	$29,607
Interest	845	807
Total Investment Income	11,441	30,414

Expenses:
Investment advisory fees	8,731	8,551
Accounting and administration fees	22,105	21,867
Custody fees	1,901	1,663
Transfer agent fees	2,309	2,310
Distribution service fees	2,835	2,776
Professional fees and expenses	6,762	6,761
Trustees fees and expenses	362	362
Organizational costs	3,573	3,573
Offering costs	15,961	15,961
Other expenses	514	514
Total Expenses	65,053	64,338
Waivers/expense reimbursement by Advisor	(52,693)	(52,233)
Net Expenses	12,360	12,105
Net Investment Income/(Loss)	(919)	18,309

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments	(68,121)	(64,448)
Options written	70,846	41,628
Net realized gain/(loss)	2,725	(22,820)
Net change in unrealized appreciation/(depreciation) on:
Investments	214,855	115,245
Options written	(94,664)	(83,354)
Net change in unrealized appreciation/(depreciation)	120,191	31,891
Net realized and unrealized gain/(loss)	122,916	9,071
Net Increase/(Decrease) in Net Assets From Operations	$121,997	$27,380

(a)	Commencement of operations

The accompanying notes are an integral part of these financial statements.

13

Milliman Variable Insurance Trust

Statements of Changes in Net Assets

	Milliman - Capital Group Hedged U.S. Growth Fund	Milliman - Capital Group Hedged U.S. Income and Growth Fund
	Period February 10, 2023(a) to June 30, 2023 (Unaudited)	Period February 10, 2023(a) to June 30, 2023 (Unaudited)
Operations:
Net Investment income/(loss)	$(919)	$18,309
Net realized gain/(loss)	2,725	(22,820)
Net change in unrealized appreciation/(depreciation)	120,191	31,891
Net Increase/(Decrease) in Net Assets Resulting from Operations	121,997	27,380

Capital Share Transactions:(b)
Proceeds from shares sold	3,053,617	3,000,010
Cost of shares redeemed	(26)	—
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	3,053,591	3,000,010
Total Increase/(Decrease) in Net Assets	3,175,588	3,027,390

Net Assets:
Beginning of the period	—	—
End of the period	$3,175,588	$3,027,390

Change in Shares Outstanding:(b)
Shares sold	305,205	300,001
Shares redeemed	(3)	—
Net Increase/(Decrease)	305,202	300,001

(a)	Commencement of Operations
(b)	Class 3

The accompanying notes are an integral part of these financial statements.

14

Milliman Variable Insurance Trust

Financial Highlights

	Per Share Operating Performance (for a share outstanding throughout each period)								Ratios/Supplemental Data:
		Investment Operations:				Distributions:					Ratio to Average Net Assets of: (a)
	Net Asset Value, Beginning of Period	Net investment income/ loss (b)		Net realized and unrealized gain/(loss)	Total From Investment Operations	From net investment income	Total Distributions	Net Asset Value, End of Period	Total return (c)	Net assets, end of Period (000)	Expenses, gross (d)	Expenses, net (d)	Net investment income/ (loss)	Portfolio turnover rate (e)
Milliman - Capital Group Hedged U.S. Growth Fund
For the period 2/10/23 (f) - 6/30/23 (Unaudited).	$10.00	(0.00	)(g)	0.40	0.40	—	—	$10.40	4.00%	$3,176	5.74%	1.09%	(0.08)%	10%
Milliman - Capital Group Hedged U.S. Income and Growth Fund
For the period 2/10/23 (f) - 6/30/23 (Unaudited).	$10.00	0.06		0.03	0.09	—	—	$10.09	0.90%	$3,027	5.79%	1.09%	1.65%	7%

(a)	Annualized for periods less than one year.
(b)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(c)	Total return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and is not annualized for periods less than one year. Total return reflects waivers/reimbursements by the manager. Performance would have been lower had the waivers/reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Funds serve as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.
(d)	Net expenses reflect fee waivers and expense reimbursements by the Advisor.
(e)	Not annualized for periods less than one year.
(f)	Commencement of operations.
(g)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

15

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

1.       ORGANIZATION

Milliman Variable Insurance Trust (the “Trust”) was organized under the laws of the state of Delaware as a Delaware statutory trust on November 2, 2020, and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2023, the Trust consisted of 66 operational series, two of which are presented herein (each, a “Fund” and together, the “Funds”). The remaining series are presented in separate reports. Each of the Funds is classified as non-diversified under the 1940 Act. Each Fund offers shares only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies and other qualified investors. All shares of the Funds have equal rights and privileges. As of June 30, 2023, only Class 3 shares were offered, which have no front-end sales load, deferred sales charge, or redemption fee.

The Funds and their respective commencement dates are as follows:

Name	Commencement of Operations
Milliman - Capital Group Hedged U.S. Growth Fund	February 10, 2023
Milliman - Capital Group Hedged U.S. Income and Growth Fund	February 10, 2023

The Milliman - Capital Group Hedged U.S. Growth Fund’s investment objective is to provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

The Milliman - Capital Group Hedged U.S. Income and Growth Fund’s investment objective is to produce income and provide long-term growth of capital, while also seeking to provide a hedge against downside equity exposure.

Each Fund seeks to achieve its investment objective by primarily investing its assets in a combination of common stocks (to provide long equity exposure) and derivatives (to create a hedge against the Fund’s downside equity exposure).

2.       SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Computation of Net Asset Value

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. ET) on each business day the NYSE is open for regular trading. If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time. If the NYSE closes early on a valuation day, a Fund shall determine NAV as of that time.

Valuation

The Board of Trustees of the Trust (the “Board”) has adopted Pricing and Valuation Procedures (“Valuation Procedures”) to be used for valuing all securities and other assets held by the Funds, including those for which market quotations are not readily available or are deemed not be reliable. The Board has designated Milliman Financial Risk Management LLC (“Milliman”) as the valuation designee, which has established a pricing committee comprised of representatives of Milliman (the “Pricing Committee”) to provide input to Milliman in making fair value determinations in accordance with

16

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

the Valuation Procedures.

Equity securities, including shares of exchange-traded Funds (“ETFs”), listed on any national or foreign exchange (excluding the Nasdaq National Market (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded, or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Exchange-traded options, including FLexible EXchange® Options (“FLEX Options”), are valued at a market-based price provided by the exchange on which the options contract is traded at the official close of that exchange’s trading date. If the exchange on which the options contract is traded is unable to provide a market price, exchange-traded options prices will be provided by a model-pricing provider. Over-the-counter options (“OTC Options”), including certain binary options, are valued at the mean of the most recent bid and asked price, if available, or otherwise at their closing bid price. Otherwise, the value of an options contract will be determined by the Pricing Committee in accordance with the Valuation Procedures.

Fixed income securities will generally be valued using a third-party pricing service vendor (a “Pricing Service”). Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination.

Open-end investment companies, with the exception of ETFs, are valued at their respective NAVs.

The Funds’ accounting agent may obtain all market quotations used in valuing securities from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Funds’ accounting agent will contact the Pricing Committee. The Pricing Committee will then attempt to obtain one or more broker quotes for the security or other asset daily and will value the security or other asset accordingly. If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security or other asset held by a Fund for which reliable market quotations are not readily available will be determined by Milliman in a manner that most appropriately reflects fair market value of the security or other asset on the valuation date.

The Trust follows the authoritative guidance (GAAP) for fair value measurements, which established a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance established three tiers of inputs that may be used to measure fair value as follows:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to value the Funds’ investments at June 30, 2023, are summarized at the end of each Fund’s Schedule of

17

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Cash and cash equivalents

Cash and cash equivalents include amounts held in interest-bearing demand deposit accounts with the Funds’ custodian.

Organizational and Offering Costs

Organizational and offering costs directly attributable to a series of the Trust are charged to that series, such as certain registration fees, while expenses which are attributable to more than one series are allocated among the respective series on a pro rata basis.

Organizational costs are expensed as incurred and include costs of forming the Funds and servicing agreements. Offering costs are recorded as a deferred asset and will be amortized on a straight-line basis for a period of twelve months upon commencement of operations of each Fund. Offering costs include legal fees pertaining to the preparation, review and filing of each Fund’s initial registration statement with the SEC, and printing, mailing or other distribution charges related to each Fund’s prospectus and statement of additional information. Organizational costs and offering costs are subject to the Funds’ Expense Limitation Agreement (See Note 5).

Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums, is recognized on an accrual basis using the effective yield method.

Expenses are accrued daily. Expenses of the Trust, which are directly identifiable to a specific series, are applied to that series. Expenses which are not identifiable to a specific series are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds. The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

3.       DERIVATIVES

Disclosures about derivative instruments are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In seeking to create a hedge against a Fund’s downside equity exposure, Milliman primarily intends to purchase and sell either OTC options and/or FLEX Options on common stocks and/or indices or ETFs representing those common stocks. OTC options are traded and privately negotiated in the OTC market and are subject to counterparty risk of the writer of the options contract. Many counterparties to OTC options are financial institutions, such as banks and broker-dealers, and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. FLEX Options are options contracts that trade on an exchange but provide an investor with the ability to customize key contract terms like strike price, style and expiration date, while achieving price discovery (i.e., determining market prices) in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse

18

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

that guarantees performance by counterparties to certain derivatives contracts. Milliman is not restricted in its use of OTC or exchange-traded options and may use either type to achieve the Funds’ principal investment strategies.

The Funds will purchase and sell call and put options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the underlying asset) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the underlying asset) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the underlying asset) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the underlying asset) at a certain defined price.

When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call or, if cash-settled, a gain or loss is realized. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, or the transfer of the relative cash amount if cash-settled, and the proceeds are decreased by the premium originally paid. Purchased options are non-income producing securities.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written by the Fund is exercised, the premium received is added to the proceeds from the sale of the underlying security, or the transfer of the relevant cash amount if cash-settled, in determining whether the Fund has a realized a gain or loss. If a put option written by the Fund is exercised, the premium received reduces the cost basis of the securities purchased by the Fund if physical delivery is required, or the corresponding cash amount if cash-settled. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the asset underlying the written option. Risk of loss on written options may exceed amounts recognized on the Statements of Assets and Liabilities.

The following tables summarize derivatives held by the Fund and their impact on the Funds’ results of operations.

The location and value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2023, was as follows:

	Location	Equity Risk	Total
Milliman – Capital Group Hedged U.S. Growth Fund
Assets - Purchased options	Investments, at value	$5,313	$5,313
Liabilities - Written options	Options written, at value	$157,371	$157,371

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Assets - Purchased options	Investments, at value	$7,615	$7,615
Liabilities - Written options	Options written, at value	$132,410	$132,410

The location and effect of derivative instruments on the Statements of Operations for the period ended June 30, 2023, was as follows:

19

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Realized Gain/(Loss) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman – Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$(70,846)	$(70,846)
Written options	Written Options	70,846	70,846
		$—	$—

Milliman – Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$(41,628)	$(41,628)
Written options	Written Options	41,628	41,628
		$—	$—

	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Location	Equity Risk	Total
Milliman – Capital Group Hedged U.S. Growth Fund
Purchased options	Investments	$(56,435)	$(56,435)
Written options	Written Options	(94,664)	(94,664)
		$(151,099)	$(151,099)
Milliman – Capital Group Hedged U.S. Income and Growth Fund
Purchased options	Investments	$(41,441)	$(41,441)
Written options	Written Options	(83,354)	(83,354)
		$(124,795)	$(124,795)

The notional amounts of derivative instruments outstanding relative to each Fund’s net assets as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Because OTC options are not guaranteed for settlement by a clearing broker, they are generally considered to have greater counterparty risk than exchange-traded options, such as FLEX Options, which are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”) and their clearing houses (“clearing members”) rather than a bank or a broker. To the extent the Fund uses FLEX Options, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The use of certain derivatives involves leverage, which can cause the Fund’s portfolio to be more volatile than if the portfolio had not been leveraged. Leverage can significantly magnify the effect of price movements of the reference asset, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains when the reference asset changes in unexpected ways. In some instances, such leverage could result in losses that exceed the original amount invested.

In order to better define its contractual rights and to secure rights to help the Funds mitigate their counterparty risk, the Funds may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy

20

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At June 30, 2023, derivative assets and liabilities subject to offsetting provisions were as follows:

Milliman - Capital Group Hedged U.S. Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$5,313	$(5,313)	$—	$—	$—

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$157,371	$(5,313)	$—	$—	$152,058

Milliman - Capital Group Hedged U.S. Income and Growth Fund

Counterparty	Gross Value of Derivative Assets	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)
Bank of America	$7,615	$(7,615)	$—	$—	$—

Counterparty	Gross Value of Derivative Liabilities	Derivatives Available for Offset(1)	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Liabilities(2)
Bank of America	$132,410	$(7,615)	$—	$—	$124,795

(1)	Excess of collateral is not shown for financial reporting purposes.
(2)	Net exposure represents the receivable due from or payable due to the counterparty in the event of default.

4.       FEDERAL TAXES INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year, all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended June 30, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2023, the estimated cost of investments, including derivatives, and unrealized appreciation/depreciation for federal income tax purposes for each Fund were as follows:

21

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Milliman - Capital Group Hedged U.S. Growth Fund	$2,980,483	$271,290	$(151,099)	$120,191
Milliman - Capital Group Hedged U.S. Income and Growth Fund	2,962,727	156,686	(124,795)	31,891

5.       ADVISORY FEES AND OTHER AGREEMENTS

The Trust has an Investment Advisory Agreement with Milliman to furnish investment advisory services to the Funds. Pursuant to the Investment Advisory Agreement, Milliman is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.77% of each Fund’s average daily net assets.

Capital International, Inc. (the “Sub-Adviser”) serves as investment sub-adviser to each Fund. Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) with Milliman, the Sub-Adviser provides to Milliman a list of securities that comprise a Fund’s Investable Universe. That list is comprised of a portfolio of securities representing the Sub-Adviser’s recommendations to Milliman as to the common stocks and/or cash or cash equivalents on which Milliman could purchase for a Fund. The Sub-Adviser does not have responsibility for the day-to-day management of the Funds’ portfolios nor review and oversight of the Funds’ investment strategies. Rather, Milliman will make determinations on which common stocks to purchase and derivatives to transact based upon industry weightings, market capitalizations, and other financial characteristics of the common stocks contained in the Investable Universe. Milliman will also make determinations on which common stocks to purchase and derivatives to transact based on Milliman’s evaluation of the market liquidity of those common stocks and derivatives. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Adviser may remove stocks from, and/or add stocks to, the list, which may result in Milliman selling stocks that have been removed or purchasing stocks that have been added to the list, as well as resetting some of the derivatives positions. For services provided under the Sub-Advisory Agreement, Milliman pays the Sub-Adviser a fee out of the advisory fee Milliman receives from each Fund.

Milliman has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit each Fund’s total annual Fund operating expenses (which include any offering and organizational expenses, but exclude taxes, interest, brokerage fees and commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, and extraordinary or non-routine expenses not incurred in the ordinary course of each Fund’s business) to 0.84% of each Fund’s average daily net assets (the “Expense Limitation Agreement”) until at least April 29, 2024. During its term, the Expense Limitation Agreement cannot be terminated or amended to increase the applicable limit without approval of the Board. Milliman may recoup from each Fund any advisory fees waived or expenses reimbursed pursuant to the applicable Expense Limitation Agreement for a period of three years from the date on which such waiver or reimbursement occurred; provided, however, that such recoupment shall not be made if it would cause the Fund’s total annual Fund operating expenses to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the expense limitation in effect at the time of recoupment, if any. No amounts were recouped during the period ended June 30, 2023. As of June 30, 2023, the amounts eligible for recoupment and the year of expiration are as follows:

	Recovery Expiring in:
	2026	Total
Milliman - Capital Group Hedged U.S. Growth Fund	$52,693	$52,693
Milliman - Capital Group Hedged U.S. Income and Growth Fund	52,233	52,233

U.S. Bancorp Fund Services, LLC d/b/a U.S. Bank Global Fund Services, a subsidiary of U.S. Bancorp, serves as each Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp, serves as the Funds’ custodian pursuant to a custody agreement. Foreside Fund Services, LLC (the “Distributor”) serves as the

22

Milliman Variable Insurance Trust

Notes to Financial Statements (Unaudited)

June 30, 2023

Funds’ distributor pursuant to a distribution agreement.

The Trust has adopted a Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”) of the 1940 Act with respect to each Fund’s Class 3 shares. The Rule 12b-1 Plan permits each Fund to pay the Distributor, as the Funds’ principal underwriter, for expenses associated with the distribution of Class 3 shares of the Funds. Under the Rule 12b-1 Plan, the Distributor is paid an annual fee of 0.25% of the average daily net assets of Class 3 shares. All Rule 12b-1 Plan payments received by the Distributor shall be used solely for distribution-related expenses and shall not be retained as profit by the Distributor.

Accordingly, no compensation is payable by the Funds to the Distributor for such distribution services. However, Milliman has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the distribution agreement. The payments made by Milliman to the Distributor do not represent an additional expense to the Funds or their shareholders.

Certain employees of Foreside Fund Officer Services, LLC, an affiliate of the Distributor, serve as Treasurer and Principal Financial Officer and Chief Compliance Officer and Anti-Money Laundering Officer to the Trust.

Certain Trustees and Officers of the Trust are also Officers or employees of Milliman, and during their terms of office, receive no compensation from the Funds.

6.       INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the period ended June 30, 2023, were as follows:

	Purchases	Sales
Milliman - Capital Group Hedged U.S. Growth Fund	$3,274,764	$296,047
Milliman - Capital Group Hedged U.S. Income and Growth Fund	3,197,607	212,060

7.       BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of that Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2023, American General Life Insurance Company directly owned greater than 25% of the outstanding shares of each Fund.

8.       RISKS

The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer, country, region, market, industry, sector or asset class.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

9.       GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

10.       SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

23

Milliman Variable Insurance Trust

Additional Information (Unaudited)

June 30, 2023

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–855–700–7959 or visiting www.millimanfunds.com.

2. PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–855–700–7959 and on the SEC’s website at www.sec.gov. Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3. INFORMATION ABOUT PORTFOLIO SECURITIES

Each Fund’s complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Part F of Form N-PORT. The Trust’s Part F of Form N-PORT is available without charge, upon request, by calling 1-855-700-7959, or on the SEC’s website at www.sec.gov. The Trust’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24

Statement Regarding the Funds’ Liquidity Risk Management Program (Unaudited)

June 30, 2023

Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), requires each registered open-end management investment company to adopt and implement a liquidity risk management program that is reasonably designed to assess and manage its liquidity risk. Milliman Variable Insurance Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”), on behalf of each of its series (each, a “Fund,” and collectively, the “Funds”), which is designed to meet the requirements of the Liquidity Rule. The Board of Trustees of the Trust (the “Board”) has appointed Milliman Financial Risk Management LLC, investment adviser to the Funds (the “Program Administrator”), to serve as the administrator for the Program.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of each Fund’s liquidity risk. The Liquidity Rule and the Program also requires that each of a Fund’s portfolio investments (including a Fund’s derivatives holdings) be classified as a highly liquid investment, moderately liquid investment, less liquid investment, or illiquid investment. In accordance with the Liquidity Rule and the Program, any Fund that does not primarily hold assets that are highly liquid investments must determine a highly liquid investment minimum (“HLIM”), which is the minimum percentage of net assets that such Fund must invest in highly liquid investments. In addition, under the Liquidity Rule and the Program, no Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments (including derivatives holdings) that are assets.

Pursuant to the Liquidity Rule and the Program, the Program Administrator is required to provide an annual report to the Board on the adequacy of the Program and the effectiveness of its implementation, including, if applicable, the operation of the HLIM, and any material changes to the Program (the “Annual Report”). At a meeting of the Board held on May 9, 2023 (the “Meeting”), the Program Administrator presented the Annual Report to the Board, which covered the period ending March 31, 2023 (the “Reporting Period”). The Program Administrator reported that during the Reporting Period, the Program operated effectively in all material respects and that the existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with the Liquidity Rule. The Program Administrator also reported that there were no material changes to the Program during the Reporting Period, and none were being proposed to the Board at the Meeting. Further, the Annual Report stated that the Program Administrator was comfortable with the liquidity levels for all Funds and believed that the securities (including derivatives holdings) in which the Program Administrator trades on behalf of the Funds, as investment adviser to the Funds, can be classified as highly liquid.

25

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

At meetings held on August 9, 2022 (the “August 2022 Meeting”) and November 8, 2022 (the “November 2022 Meeting,” and together with the August 2022 Meeting, the “Meetings”), the Board of Trustees (the “Board” or the “Trustees”) of the Milliman Variable Insurance Trust (the “Trust”), including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), voting separately, reviewed and unanimously approved (i) the Investment Advisory Agreement (the “Investment Advisory Agreement”) between Milliman Financial Risk Management LLC (the “Adviser”) and the Trust, on behalf of the series of the Trust identified on Appendix A (each, a “Fund,” and collectively, the “Funds”); and (ii) the Sub-Advisory Agreement between the Adviser and Capital International, Inc. (the “Sub-Adviser”) with respect to the Funds.

During the Meetings, the Independent Trustees had met in executive session with counsel and had discussed the proposed Investment Advisory Agreement and Sub-Advisory Agreement and the requirements under the 1940 Act that apply to the Board’s consideration and approval of those agreements. In considering the Investment Advisory Agreement and Sub-Advisory Agreement, the Board, including the Independent Trustees, reviewed the Board materials and other information from counsel and from the Adviser and Sub-Adviser, including: (i) copies of the forms of Investment Advisory Agreement and Sub-Advisory Agreement; (ii) information describing the nature, quality and extent of the services proposed to be provided by the Adviser and Sub-Adviser to the Funds; (iii) information concerning the financial condition, business, operations, and compliance programs of the Adviser and Sub- Adviser, as well as the portfolio management team of the Adviser proposed to manage each Fund’s portfolio; (iv) information describing each Fund’s proposed investment advisory fee and operating expenses; (v) information describing each Fund’s proposed sub-advisory fee; (vi) copies of the current Forms ADV for the Adviser and Sub-Adviser; and (vii) a memorandum from Trust counsel regarding the responsibilities of the Trustees in considering investment advisory arrangements under the 1940 Act. The Board also considered presentations made by, and discussions held with, representatives of both the Adviser and Sub-Adviser. The Board also received information comparing the proposed advisory fees and expenses of each Fund to other investment companies being offered to insurance company separate accounts that also utilize similar investment strategies, although management stated that they did not view these other investment companies as being an appropriate peer comparison because those other investment companies utilize simpler strategies with larger options components.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: (i) the nature, extent and quality of the services expected to be provided to each Fund by the Adviser and Sub-Adviser; (ii) the Adviser’s and Sub-Adviser’s personnel and operations; (iii) the Funds’ proposed expense levels; (iv) any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits that would be realized by the Adviser or Sub-Adviser from their relationships with the Trust); (v) the effect of asset growth on a Fund’s expenses; and (vi) possible conflicts of interest.

The Board, including the Independent Trustees, considered the following in respect of the Funds:

(a)       The nature, extent and quality of services proposed to be provided to the Funds by the Adviser and Sub-Adviser, including personnel and operations of the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser proposed to provide to the Funds. The Board noted the responsibilities that the Adviser would have as each Fund’s investment adviser, including: the responsibility for the management and investment of the Fund’s portfolio; executing portfolio security and other asset trades; monitoring compliance with the Fund’s investment objective, policies and limitations; the responsibility for quarterly reporting to the Board; the oversight of general portfolio compliance with relevant law; and the implementation of Board directives as they relate to the Funds. The Board then noted the responsibilities that the Sub-Adviser would have as each Fund’s non-discretionary sub-adviser, which would require the Sub-Adviser to design, monitor and provide one or more model portfolios (as updated from time to time) that would meet certain parameters, as agreed upon between the Adviser and Sub-Adviser.

26

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

The Board reviewed the Adviser’s and Sub-Adviser’s experience in managing other portfolios, including, with respect to the Adviser, other series of the Trust. Based on its consideration and review of the foregoing information, the Board determined that the Funds were likely to benefit from the nature, quality and extent of the services proposed to be provided by the Adviser and Sub-Adviser.

(b)        Comparison of services expected to be provided and fees to be paid, and the cost of the services to be provided and profits to be realized by the Adviser and Sub-Adviser from their relationships with the Funds; “fall-out” benefits. The Board compared both the services proposed to be provided to the Funds by the Adviser and Sub-Adviser, and the related fees to those of other investment advisers with respect to similar funds. In particular, the Board considered each Fund’s proposed advisory fee and projected expense ratio to other investment companies that the Adviser considered to be similar to the Funds, even if not necessarily in the same peer group due to the unique strategies proposed to be implemented by the Adviser in managing the Funds. The Board noted that the Adviser proposed to enter into Expense Limitation Agreements whereby the Adviser would waive its advisory fees and/or reimburses expenses to keep each Fund’s expenses from exceeding certain levels. The Board noted that because of the Expense Limitation Agreements, the Adviser would likely supplement a portion of each Fund’s operating expenses for a period of time and considered the resulting benefits that would accrue to the Funds. After considering each Fund’s proposed fees, and in light of the nature, quality and extent of services proposed to be provided by the Adviser and Sub-Adviser, and the costs expected to be incurred by the Adviser and Sub-Adviser in providing those services, the Board concluded that the level of fees proposed to be paid to the Adviser and Sub-Adviser with respect to the Funds was fair and reasonable. Because the Funds were not yet operational, the Board did not consider the Adviser’s projected profitability. In addition, because the proposed fee to be paid to the Sub-Adviser would be paid by the Adviser out of its investment advisory fee, and not directly by the Funds, the Board did not consider the Sub-Adviser’s profitability separately.

The Board considered that the Adviser and Sub-Adviser may experience certain “fall-out” benefits based on the potential success of the Funds and/or the Trust, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser or Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser or Sub-Adviser.

(c)            The extent to which economies of scale would be realized as the Funds grow, and whether fee levels would reflect such economies of scale. The Board discussed potential economies of scale. Because the Funds had not commenced operations, and the eventual amount of Fund assets was uncertain, neither the Adviser nor Sub-Adviser was able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Board recognized the uncertainty in launching new investment products and estimating future asset levels.

(d)           Investment performance of the Funds and of the Adviser and Sub-Adviser. Because the Funds were newly formed and had not commenced operations, the Board did not consider the investment performance of the Funds. The Board considered the performance of the Adviser and its portfolio managers in managing the existing series of the Trust. With respect to the Sub-Adviser, the Board took into consideration the Sub-Adviser’s experience as an investment adviser and its prior relationship with the Adviser. The Board specifically took into consideration information provided by the Adviser relating to other investment companies that both the Sub-Adviser and Adviser manage, and the performance of those funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board concluded that the proposed advisory fees and projected total expense ratios for the Funds were reasonable in relation to the services proposed to be provided by the Adviser and Sub-Adviser to the Funds, as well as the costs to be incurred and benefits to be gained by the Adviser and Sub-Adviser in providing such services. The Board also found the proposed advisory fees to be reasonable in comparison to the fees charged by advisers to other similar funds, as well as other series of the Trust. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Investment Advisory Agreement and Sub-Advisory Agreement on behalf of each Fund.

27

Milliman Variable Insurance Trust

Board Considerations Regarding Approval of Investment Management Agreements

June 30, 2023 (Unaudited)

Appendix A

Milliman – Capital Group Hedged U.S. Growth Fund

Milliman – Capital Group Hedged U.S. Income and Growth Fund

28

INVESTMENT ADVISER

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Stradley Ronon Stevens & Young LLP

191 North Wacker Drive, Suite 1601

Chicago, IL 60606

and

2005 Market Street, Suite 2600

Philadelphia, PA 19103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen  & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)(17 CFR 270.30a-3(c))  as of a date within 90 days of the filing of this report. Based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms and that the controls are designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to them to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies
Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant.  There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Milliman Variable Insurance Trust

By (Signature and Title)     /s/ Adam Schenck
Adam Schenck, President

Date  August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Adam Schenck
Adam Schenck, President

Date  August 31, 2023

By (Signature and Title)    /s/ Arthur W. Jasion
Arthur W. Jasion, Treasurer and Principal Financial Officer

Date  September 1, 2023